UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 7/31/06

Date of reporting period: 1/31/06

Item 1. Reports to Stockholders.

PACIFIC CAPITAL

FUNDS

Semi-Annual Report

As of January 31, 2006

MUTUAL FUNDS: ARE NOT FDIC INSURED ♦ HAVE NO BANK GUARANTEE ♦ MAY LOSE VALUE

Pacific Capital Family of Funds

			Performance for the period ended 1/31/06
	Class of Shares (Max. Sales Charge %)		Aggregate Returns (%)				Average Annual Total Returns (%)
Fund Name		Inception Date	Six Months		One Year		Five Year		Ten Year[5]		Since Inception
			NAV*	POP**	NAV*	POP**	NAV*	POP**	NAV*	POP**	NAV*	POP**
New Asia Growth Fund	Class A (5.25)	02/15/95	13.10	7.16	27.94	21.24	10.23	9.04	5.49	4.92	6.89	6.37
	Class B1 (5.00)	03/02/98	12.59	7.59	26.92	22.92	9.50	9.36	4.93	—	8.20	8.20
	Class C6 (1.00)	04/30/04	12.59	11.59	26.93	25.93	9.51	9.51	4.93	—	6.37	6.37
	Class Y	02/15/95	13.20	13.20	28.19	28.19	10.50	10.50	5.75	—	7.14	7.14
International Stock Fund	Class A (5.25)	12/08/98	19.74	13.41	26.79	20.13	1.40	0.30	—	—	4.57	3.79
	Class B1 (5.00)	12/20/98	19.20	14.20	25.84	21.84	0.77	0.57	—	—	3.72	3.72
	Class C6 (1.00)	04/30/04	19.23	18.23	25.73	24.73	0.75	0.75	—	—	3.98	3.98
	Class Y	12/02/98	19.77	19.77	26.98	26.98	1.78	1.78	—	—	5.01	5.01
Small Cap Fund	Class A (5.25)	12/08/98	8.30	2.63	20.40	14.10	19.75	18.46	—	—	17.89	17.02
	Class B1 (5.00)	12/20/98	7.83	2.84	19.56	15.56	18.85	18.75	—	—	17.00	17.00
	Class C6 (1.00)	04/30/04	7.89	6.89	19.55	18.55	18.86	18.86	—	—	17.01	17.01
	Class Y	12/03/98	8.43	8.43	20.70	20.70	20.02	20.02	—	—	18.15	18.15
Mid-Cap Fund	Class A (5.25)	12/30/03	7.54	1.87	19.75	13.42	—	—	—	—	16.55	13.60
	Class C7 (1.00)	04/30/04	7.18	6.18	18.91	17.91	—	—	—	—	15.89	15.89
	Class Y	12/30/03	7.73	7.73	20.09	20.09	—	—	—	—	16.85	16.85
Growth Stock Fund[2]	Class A (5.25)	11/01/93	4.50	-0.98	9.95	4.14	-6.69	-7.69	6.22	5.65	9.75	9.53
	Class B1 (5.00)	03/02/98	4.05	-0.95	9.15	5.15	-7.37	-7.56	5.63	5.63	1.01	1.01
	Class C6 (1.00)	04/30/04	4.06	3.06	9.02	8.02	-7.36	-7.36	5.63	5.63	9.53	9.53
	Class Y	10/14/94	4.60	4.60	10.15	10.15	-6.44	-6.44	6.51	6.51	8.35	8.35
Growth & Income Fund[2]	Class A (5.25)	10/14/94	3.65	-1.80	9.86	4.07	-4.09	-5.12	7.08	6.51	8.63	8.41
	Class B1 (5.00)	03/02/98	3.26	-1.74	9.08	5.08	-4.81	-5.00	6.43	6.43	1.35	1.35
	Class C6 (1.00)	04/30/04	3.26	2.26	9.08	8.08	-4.80	-4.80	6.44	6.44	8.40	8.40
	Class Y	10/14/94	3.75	3.75	10.11	10.11	-3.86	-3.86	7.33	7.33	8.88	8.88
Value Fund	Class A (5.25)	12/08/98	4.51	-1.01	11.98	6.12	1.58	0.49	—	—	3.72	2.94
	Class B1 (5.00)	12/13/98	4.03	-0.97	11.14	7.14	0.82	0.62	—	—	3.17	3.17
	Class C6 (1.00)	04/30/04	4.04	3.04	11.11	10.11	0.84	0.84	—	—	3.03	3.03
	Class Y	12/03/98	4.63	4.63	12.35	12.35	1.85	1.85	—	—	4.05	4.05
Diversified Fixed Income Fund[2]	Class A (4.00)	10/14/94	0.22	-3.80	1.04	-2.97	4.99	4.14	4.96	4.53	4.44	4.29
	Class B1 (5.00)	03/02/98	-0.16	-5.08	0.29	-3.60	4.22	4.05	4.36	4.36	4.53	4.53
	Class C6 (1.00)	04/30/04	-0.16	-1.14	0.29	-0.68	4.22	4.22	4.36	4.36	4.23	4.23
	Class Y	10/14/94	0.34	0.34	1.28	1.28	5.25	5.25	5.19	5.19	4.72	4.72
Tax-Free Securities Fund[2]	Class A (4.00)	10/14/94	0.91	-3.14	1.25	-2.84	4.32	3.48	4.60	4.18	3.40	3.25
	Class B1 (5.00)	03/02/98	0.53	-4.36	0.49	-3.35	3.56	3.39	4.03	4.03	3.68	3.68
	Class C6 (1.00)	04/30/04	0.43	-0.54	0.49	-0.47	3.57	3.57	4.03	4.03	3.20	3.20
	Class Y	10/14/94	0.94	0.94	1.49	1.49	4.59	4.59	4.88	4.88	3.67	3.67
Short Intermediate U.S. Government Securities Fund[3]	Class A (2.25)	12/13/93	0.85	-1.39	1.09	-1.14	3.27	2.80	4.14	3.90	4.16	3.96
	Class C7 (1.00)	04/30/04	0.47	-0.52	0.33	-0.65	2.97	2.97	3.99	3.99	4.04	4.04
	Class Y	10/14/94	0.98	0.98	1.34	1.34	3.54	3.54	4.39	4.39	5.15	5.15
Tax-Free Short Intermediate Securities Fund[2]	Class A (2.25)	10/14/94	0.73	-1.59	0.85	-1.44	2.70	2.24	3.23	2.99	3.91	3.78
	Class C7 (1.00)	04/30/04	0.34	-0.66	0.09	-0.90	2.43	2.43	3.09	3.09	3.83	3.83
	Class Y	10/14/94	0.75	0.75	1.00	1.00	2.93	2.93	3.49	3.49	4.19	4.19
Ultra Short Government Fund	Class A4 (2.25)	08/01/00	1.29	-0.98	2.09	-0.19	2.29	1.84	—	—	3.03	2.62
	Class B4 (5.00)	08/01/00	0.91	-4.09	1.33	-2.66	1.53	1.35	—	—	2.29	2.13
	Class C6 (1.00)	04/30/04	0.91	-0.09	1.33	0.33	1.53	—	—	—	2.29	2.29
	Class Y	06/01/00	1.42	1.42	2.34	2.34	2.55	—	—	—	3.30

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232.

Investment Risk Considerations for the New Asia Growth, International Stock, Small Cap, Mid-Cap, Value, Tax-Free Securities and Tax-Free Short Intermediate Securities Fund, respectively:

International investing involves increased risk and volatility.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Mid-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Income earned on tax free funds may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Pacific Capital Family of Funds (cont.)

*	Net Asset Value. No sales charge applied. ** Public Offering Price. Maximum sales charge applied.
[1]	Class B Shares were not in existence prior to the indicated inception date. Performance calculated for any period up to and through the indicated inception date is based upon the performance of Class A Shares, which does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return figures would have been adversely affected.
[2]	The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund (“Commingled”) accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Stock Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital Diversified Fixed Income Fund and the Pacific Capital Tax-Free Securities Fund, and to 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and prior to the Funds’ commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.
[3]	The performance for the Class Y Shares of the Pacific Capital Short Intermediate U.S. Government Securities Fund, prior to the date of commencement of operations (10/14/94), is based on the performance of Class A Shares without sales charge.
[4]	The performance for Class A and B shares of the Pacific Capital Ultra Short Government Fund, prior to the date of commencement of operations (8/1/00), is based on the performance of Class Y Shares, which does not reflect the higher CDSC 12b-1 fees or the CDSC. Had the CDSC and higher 12b-1 fees been incorporated, total return figures would have been adversely affected.
[5]	The Class B CDSC is not included in the performance due to the fact that CDSC charges do not apply after 6 years.
[6]	Class C Shares were not in existence prior to April 30, 2004. Performance calculated for any period up to and through the indicated inception date is based upon the performance of Class B Shares, which does not reflect the higher CDSC. Had the higher CDSC been incorporated, total return figures would have been adversely affected.
[7]	Class C Shares were not in existence prior to April 30, 2004. Performance calculated for any period up to and through the indicated inception date is based upon the performance of Class A Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures would have been adversely affected.

Letter to Shareholders

Dear Shareholders:

Thank you for investing with Pacific Capital Funds. We value the trust you place in us and we seek to provide world-class investment management to help you meet your financial goals.

Pacific Capital Funds draw on the expertise of the Asset Management Group of Bank of Hawaii (AMG). AMG represents the largest, most experienced staff of investment professionals in Hawaii, and manages $4.8 billion in mutual fund assets. In addition, certain AMG personnel also manage approximately $2.2 billion in assets on behalf of Bank of Hawaii clients. In specialized securities markets, AMG has partnered with a select list of sub-advisers to provide Pacific Capital Funds’ shareholders with greater investment opportunities, broader diversification and access to an elite group of money managers:

•	Bankoh Investment Partners, LLC, a joint venture between Bank of Hawaii and Chicago Equity Partners (CEP), serves as Sub-Adviser to the Pacific Capital Mid-Cap Fund. CEP specializes in core domestic equity markets and currently oversees $10.9 billion in assets under management. The firm’s investment management team has an average of 18 years experience.

•	First State (Hong Kong) LLC (First State), which specializes in single-country, regional and sector-specific investments, serves as Sub-Adviser to the Pacific Capital New Asia Growth Fund. First State oversees almost $84 billion in assets under management.

•	Hansberger Global Investors (HGI), founded in 1995 by former Templeton Worldwide President and CEO Thomas L. Hansberger, serves as Sub-Adviser to the Pacific Capital International Stock Fund. The firm’s 21 investment professionals represent 17 different nationalities and oversee $8.1 billion in assets under management.

•	Nicholas Applegate Capital Management (NACM), which specializes in global, international and domestic equity and special strategy management, serves as Sub-Adviser to the Pacific Capital Small Cap Fund. NACM employs 55 investment professionals and oversees $15.6 billion in assets under management.

Semi-Annual Review

The U.S. economy displayed surprising resilience during the six months between August 1, 2005 and January 31, 2006. The economy grew at a solid pace despite a number of headwinds, including Gulf Coast hurricanes, historically high energy prices and rising interest rates.

The Federal Reserve board increased its target short-term interest rate five times during the six-month period, bringing the Federal Funds rate from 3.25% as of August 1, 2005 to 4.50% on January 31, 2006. Long-time Federal Reserve Chairman Alan Greenspan stepped down at the end of this period, and Ben Bernanke replaced him.

The global economy generated strong growth during this period. Rapid expansion in China boosted economies in the Pacific Rim and elsewhere. China’s growth boosted demand for raw materials, which raised the price of oil and various metals. However, low-cost production in China and other parts of the developing world combined with continued gains in corporate productivity helped to keep the lid on inflation.

Stocks Prove Resilient

The Standard & Poor’s 500 Index1 gained 4.68% percent during the six-month period ended January 31, 2006. Like the economy, the stock market displayed a great deal of resilience in digesting various negative factors throughout the period. This reflects the reasonable valuation of the market and underlying strength of businesses in general. Corporate balance sheets and cash flows are strong which is mitigating the impact of rising interest rates while productivity gains are helping to offset energy and raw material price increases. Corporate profit margins are at historic high levels and earnings growth remains strong.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232.

[1]	Standard & Poor’s 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. It is not possible to invest directly in any index.

Letter to Shareholders (cont.)

Energy stocks led the market, as surging oil and gas prices boosted profits in that sector. Materials stocks posted strong gains as powerful demand for raw materials from the developing world lifted profits. Shares of financial services companies performed well despite rising short-term interest rates.

Consumer discretionary stocks were the weak performers, as investors worried that higher energy prices, rising interest rates and other factors would reign in consumer spending levels.

Continuing a multi-year trend, smaller capitalization stocks performed better than larger capitalization stocks during these six-months and those with a value-orientation modestly outperformed those with a growth-orientation. Meanwhile, international stocks significantly out-gained the U.S. market.

Higher Yields For Short-And Intermediate-Term Bonds

The Federal Reserve’s interest-rate increases led to higher yields for short-term bonds. Intermediate-term bond yields also rose significantly, while long-term bond yields remained at relatively low levels. That environment produced a fl at yield curve, with short-, intermediate- and long-term bonds offering roughly the same interest.

Long-term bonds’ low yields seemed to reflect bond investors’ confidence that the Federal Reserve would succeed in preventing significantly higher inflation despite the retirement of Federal Reserve Chairman Alan Greenspan. Low long-term yields also may have reflected strong demand for U.S. Treasury bonds from China and other foreign countries.

Looking Forward

We believe the economy appears poised to generate strong growth during the first quarter of 2006, followed by moderate but healthy growth during ensuing months. We believe the stock market offers attractive valuations, particularly among the large-cap growth stocks that have trailed the market in recent years. With inflation low and the Federal Reserve apparently nearing the end of its tightening cycle, fixed-income securities look more attractive than they have in some time.

We would like to take this opportunity to remind shareholders of the importance of maintaining diversified investment portfolios. No one can be sure which investments will lead the markets going forward, and past performance is not a guarantee of future results. It is therefore essential to maintain exposure to various types of stocks and bonds as well as cash investments, so that a decline in any one type of holding will not imperil your financial health.

Thank you for your confidence in the Pacific Capital Funds. If you have any questions or would like a Fund prospectus, we encourage you to contact your registered investment professional, call Pacific Capital Funds at (800) 258-9232 or visit our website at www.pacificcapitalfunds.com.

Sincerely,

Tobias M. Martyn
Executive Vice President and Manager
Asset Management Group of Bank of Hawaii

Portfolio Composition (as a percentage of total investments)*

January 31, 2006 (Unaudited)

New Asia Growth Fund	%
China	5.3
Hong Kong	23.8
India	4.9
Indonesia	0.6
Malaysia	8.1
Philippines	1.0
Singapore	14.0
South Korea	21.1
Taiwan	11.8
Thailand	3.8
United Kingdom	2.6
Cash Equivalents	3.0

International Stock Fund
Australia	2.1
Brazil	3.0
Canada	3.1
China	2.3
Denmark	0.7
Finland	0.9
France	9.5
Germany	5.6
Greece	0.3
Hong Kong	3.0
India	1.5
Indonesia	0.4
Israel	0.6
Italy	2.9
Japan	18.7
Luxembourg	0.6
Mexico	0.6
Netherlands	3.3
Russia	1.0
Singapore	2.1
South Africa	1.1
South Korea	3.9
Spain	3.8
Sweden	0.5
Switzerland	8.0
Taiwan	0.5
United Kingdom	17.3
Cash Equivalents	2.7

Small Cap Fund
Consumer Discretionary	11.8
Consumer Staples	1.2
Energy	2.1
Financials	16.1
Health Care	10.2
Industrials	15.1
Information Technology	17.1
Materials	4.4
Real Estate Investment Trust	4.8
Telecommunications	1.0
Transportation	3.9
Utilities	3.7
Depository Receipts	4.5
Cash Sweep	4.1

Mid-Cap Fund	%
Consumer Discretionary	15.2
Consumer Staples	1.6
Energy	11.5
Financials	15.2
Health Care	10.6
Industrials	13.5
Information Technology	12.1
Materials	4.4
Real Estate Investment Trust	3.8
Telecommunications	1.9
Transportation	1.1
Utilities	5.7
Depository Receipts	2.0
Cash Equivalents	1.4

Growth Stock Fund
Consumer Discretionary	14.9
Consumer Staples	9.1
Energy	3.9
Financials	6.5
Health Care	19.7
Industrials	15.5
Information Technology	24.6
Materials	3.9
Telecommunications	0.5
Depository Receipts	0.4
Cash Equivalents	0.9

Growth and Income Fund
Consumer Discretionary	12.2
Consumer Staples	8.1
Energy	9.1
Financials	21.4
Health Care	14.5
Industrials	10.7
Information Technology	13.2
Materials	2.8
Telecommunications	2.6
Utilities	3.1
Depository Receipts	0.5
Cash Equivalents	1.8

Value Fund
Consumer Discretionary	7.1
Consumer Staples	5.0
Energy	13.5
Financials	35.5
Health Care	8.3
Industrials	7.9
Information Technology	6.2
Materials	4.5
Telecommunications	5.4
Utilities	5.6
Cash Equivalents	0.9

Diversified Fixed Income Fund[1]	%
Treasury	20.3
Agency	28.4
AAA	11.8
AA	16.5
A	19.3
BAA	3.7

Tax-Free Securities Fund[1]
AAA	94.4
AA	5.6

Short Intermediate U.S. Government Securities Fund
Federal Farm Credit Bank	20.0
Federal Home Loan Bank	75.7
U.S. Treasury Notes	4.3

Tax-Free Short Intermediate Securities Fund[1]
AAA	96.9
AA	3.1

Ultra Short Government Fund
Federal Farm Credit Bank	14.0
Federal Home Loan Bank	85.5
U.S. Treasury Notes	0.5

*	The composition of the Funds’ portfolios is as of January 31, 2006 and subject to change.
[1]	The Standard & Poor’s or Moody’s credit ratings are current opinions of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Table of Contents

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

January 31, 2006

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
ASSETS:
Investments, at value (cost $49,759,683; $126,222,323; $285,400,868; and $71,081,476, respectively)	$65,072,316	$154,443,820	$333,402,545	$84,856,850
Foreign currency, at value (cost $814,904; and $19,266, respectively)	673,360	19,310	—	—
Interest and dividends receivable	58,707	180,816	64,722	25,409
Receivable for capital shares issued	—	—	554,777	—
Receivable for investments sold	573,352	249,250	5,711,742	730,275
Reclaims receivable	—	128,444	—	—
Prepaid expenses and other assets	2,228	2,113	21,119	4,871

Total Assets	66,379,963	155,023,753	339,754,905	85,617,405

LIABILITIES:
Payable for capital shares redeemed	—	4,632	22,383	5,424
Payable for investments purchased	654,887	986,556	6,736,836	766,023
Payable for foreign currency contracts	238	970	—	—
Accrued expenses and other payables:
Investment advisory fees	21,176	43,821	93,388	21,749
Sub-investment advisory fees	26,470	59,745	173,434	14,192
Administration fees	1,052	2,476	5,343	953
Compliance service fees	848	2,164	7,860	1,919
Distribution fees	1,153	1,279	44,872	688
Other fees	27,324	46,927	27,426	22,961

Total Liabilities	733,148	1,148,570	7,111,542	833,909

NET ASSETS:
Capital (no par value)	48,720,865	147,988,613	269,066,855	68,962,509
Undistributed (distributions in excess of) net investment income	(99,611)	(301,579)	(260,541)	(1,531)
Accumulated net realized gains (losses) on investments and foreign currency transactions	1,707,443	(22,028,869)	15,835,372	2,047,144
Net unrealized appreciation on investments and foreign currency transactions	15,318,118	28,217,018	48,001,677	13,775,374

Net Assets	$65,646,815	$153,875,183	$332,643,363	$84,783,496

Net Assets
Class A	$1,936,284	$845,803	$166,635,802	$889,677
Class B	574,024	731,392	3,477,599	N/A
Class C	353,655	604,939	11,002,397	613,178
Class Y	62,782,852	151,693,049	151,527,565	83,280,641

Total	$65,646,815	$153,875,183	$332,643,363	$84,783,496

Outstanding units of beneficial interest (shares)
Class A	116,398	78,998	9,140,001	68,910
Class B	35,945	71,879	202,016	N/A
Class C	22,157	59,490	638,796	47,921
Class Y	3,722,276	13,892,367	8,206,582	6,441,709

Total	3,896,776	14,102,734	18,187,395	6,558,540

Net Asset Value
Class A—redemption price per share	$16.63	$10.71	$18.23	$12.91

Class A—maximum sales charge	5.25%	5.25%	5.25%	5.25%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$17.55	$11.30	$19.24	$13.63

Class B—offering price per share*	$15.97	$10.18	$17.21	N/A

Class C—offering price per share*	$15.96	$10.17	$17.22	$12.80

Class Y—offering and redemption price per share	$16.87	$10.92	$18.46	$12.93

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, Continued

January 31, 2006

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	Diversified Fixed Income Fund
ASSETS:
Investments, at value (cost $196,336,777; $167,965,028; $140,024,472; and $302,982,119, respectively)	$207,502,914	$178,488,677	$156,080,879	$305,177,531
Interest and dividends receivable	99,421	154,064	211,563	4,089,365
Receivable for investments sold	6,829,201	2,540,659	1,859,340	5,007,953
Prepaid expenses and other assets	15,547	12,197	9,829	20,287

Total Assets	214,447,083	181,195,597	158,161,611	314,295,136

LIABILITIES:
Distributions payable	—	—	—	152,247
Payable for capital shares redeemed	18,602	7,634	500	812
Payable for investments purchased	5,639,821	3,617,348	1,556,219	4,873,566
Accrued expenses and other payables:
Investment advisory fees	141,551	119,400	105,458	118,228
Administration fees	3,389	2,874	2,540	5,021
Compliance service fees	2,267	2,259	2,913	5,493
Distribution fees	13,430	8,772	3,556	5,106
Other fees	74,267	50,663	51,483	82,116

Total Liabilities	5,893,327	3,808,950	1,722,669	5,242,589

NET ASSETS:
Capital (no par value)	290,367,509	178,253,529	134,314,809	307,505,382
Undistributed (distributions in excess of) net investment income/loss	(121,429)	(13,696)	15,437	(52,287)
Accumulated net realized gains (losses) on investment transactions	(92,858,461)	(11,376,835)	6,052,289	(595,960)
Net unrealized appreciation on investments	11,166,137	10,523,649	16,056,407	2,195,412

Net Assets	$208,553,756	$177,386,647	$156,438,942	$309,052,547

Net Assets
Class A	$8,769,821	$5,470,651	$3,078,183	$4,144,434
Class B	11,360,464	6,845,718	1,473,146	3,731,356
Class C	2,188,602	2,119,802	1,988,654	1,181,742
Class Y	186,234,869	162,950,476	149,898,959	299,995,015

Total	$208,553,756	$177,386,647	$156,438,942	$309,052,547

Outstanding units of beneficial interest (shares)
Class A	968,417	396,753	300,042	382,554
Class B	1,341,882	527,461	146,111	345,048
Class C	258,720	163,488	196,725	109,282
Class Y	19,964,284	11,727,935	14,588,375	27,516,655

Total	22,533,303	12,815,637	15,231,253	28,353,539

Net Asset Value
Class A—redemption price per share	$9.06	$13.79	$10.26	$10.83

Class A—maximum sales charge	5.25%	5.25%	5.25%	4.00%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$9.56	$14.55	$10.83	$11.28

Class B—offering price per share*	$8.47	$12.98	$10.08	$10.81

Class C—offering price per share*	$8.46	$12.97	$10.11	$10.81

Class Y—offering and redemption price per share	$9.33	$13.89	$10.28	$10.90

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, Continued

January 31, 2006

(Unaudited)

	Tax-Free Securities Fund	Short Intermediate U.S. Government Securities Fund	Tax-Free Short Intermediate Securities Fund	Ultra Short Government Fund
ASSETS:
Investments, at value (cost $291,427,132; $70,995,264; $68,368,022; and $118,190,882, respectively)	$308,666,103	$70,098,111	$68,593,279	$117,372,679
Cash	—	837	—	970
Interest and dividends receivable	3,534,241	941,041	901,783	923,949
Receivable for capital shares issued	26,737	—	—	—
Receivable for investments sold	3,342,275	—	2,246,796	—
Prepaid expenses and other assets	20,263	5,078	4,846	8,197

Total Assets	315,589,619	71,045,067	71,746,704	118,305,795

LIABILITIES:
Payable to custodian	906,181	—	—	—
Distributions payable	150,651	30,064	23,098	53,614
Payable for capital shares redeemed	—	4,682	—	175
Payable for investments purchased	—	—	1,100,810	—
Accrued expenses and other payables:
Investment advisory fees	120,778	12,818	24,052	5,655
Administration fees	5,112	1,156	1,152	1,338
Compliance service fees	3,171	838	615	278
Distribution fees	3,942	838	766	2,751
Other fees	65,173	23,593	22,957	28,446

Total Liabilities	1,255,008	73,989	1,173,450	92,257

NET ASSETS:
Capital (no par value)	296,070,868	73,055,719	70,508,493	121,261,047
Undistributed net investment income	35	41	754	7,143
Accumulated net realized gains (losses) on investment transactions	1,024,737	(1,187,529)	(161,250)	(2,236,449)
Net unrealized appreciation/depreciation on investments	17,238,971	(897,153)	225,257	(818,203)

Net Assets	$314,334,611	$70,971,078	$70,573,254	$118,213,538

Net Assets
Class A	$6,924,585	$1,421,753	$3,609,432	$2,350,670
Class B	2,918,149	N/A	N/A	1,261,794
Class C	10,408	605,092	10,108	1,397,698
Class Y	304,481,469	68,944,233	66,953,714	113,203,376

Total	$314,334,611	$70,971,078	$70,573,254	$118,213,538

Outstanding units of beneficial interest (shares)
Class A	673,788	148,203	355,779	234,311
Class B	283,923	N/A	N/A	125,771
Class C	1,013	63,137	996	139,326
Class Y	29,507,575	7,173,695	6,563,909	11,275,971

Total	30,466,299	7,385,035	6,920,684	11,775,379

Net Asset Value
Class A—redemption price per share	$10.28	$9.59	$10.15	$10.03

Class A—maximum sales charge	4.00%	2.25%	2.25%	2.25%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$10.71	$9.81	$10.38	$10.26

Class B—offering price per share*	$10.28	N/A	N/A	$10.03

Class C—offering price per share*	$10.28	$9.58	$10.15	$10.03

Class Y—offering and redemption price per share	$10.32	$9.61	$10.20	$10.04

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations

Period Ended January 31, 2006

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
Investment Income:
Interest income	$—	$1,497	$65,220	$—
Dividend income	483,407	817,092	1,676,233	466,095
Foreign tax withholding	(54,663)	(39,029)	—	—

Total Investment Income	428,744	779,560	1,741,453	466,095

Expenses:
Investment advisory fees	103,494	256,708	670,790	240,713
Sub-investment advisory fees	129,367	294,182	829,440	80,238
Administration fees	41,398	91,275	218,217	64,191
Distribution fees—Class A	5,671	2,601	394,563	2,461
Distribution fees—Class B	2,300	3,407	16,850	—
Distribution fees—Class C	1,631	2,757	40,981	2,809
Accounting fees	21,742	38,560	44,879	18,274
Compliance service fees	1,549	3,212	9,296	2,397
Custodian fees	44,471	44,364	26,742	16,360
Transfer agent fees	41,996	42,266	129,982	28,345
Legal and audit fees	12,705	20,250	34,497	10,597
Trustee fees	2,064	4,259	13,397	3,284
Registration and filing fees	260	8,749	18,698	784
Other fees	8,640	16,038	7,909	12,030

Total expenses before voluntary fee reductions	417,288	828,628	2,456,241	482,483
Expenses voluntarily reduced:
Investment advisory fees	—	(57,045)	(136,383)	(120,317)
Administration fees	(16,257)	(35,950)	(84,521)	(36,509)
Distribution fees—Class A	(3,408)	(1,583)	(233,343)	(1,482)

Net Expenses	397,623	734,050	2,001,994	324,175

Net Investment Income (Loss)	31,121	45,510	(260,541)	141,920

Realized/Unrealized Gains on Investments and Foreign Currency Transactions:
Net realized gains on investments and foreign currency transactions	3,663,023	4,387,677	19,554,630	4,094,523
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	3,637,447	18,043,951	6,366,744	1,586,569

Net realized/unrealized gains on investments and foreign currency transactions	7,300,470	22,431,628	25,921,374	5,681,092

Change in net assets resulting from operations	$7,331,591	$22,477,138	$25,660,833	$5,823,012

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, Continued

Period Ended January 31, 2006

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	Diversified Fixed Income Fund
Investment Income:
Interest income	$331	$725	$334	$7,294,586
Dividend income	1,238,097	1,271,072	2,007,014	120,554

Total Investment Income	1,238,428	1,271,797	2,007,348	7,415,140

Expenses:
Investment advisory fees	904,620	619,286	702,403	928,263
Administration fees	180,926	123,858	140,482	247,538
Distribution fees—Class A	29,365	17,120	9,634	14,384
Distribution fees—Class B	58,366	34,690	7,376	19,492
Distribution fees—Class C	10,442	10,187	9,610	6,027
Accounting fees	48,711	30,974	38,882	69,244
Compliance service fees	8,247	5,006	6,468	10,093
Custodian fees	17,045	14,357	13,023	12,026
Transfer agent fees	97,672	69,164	44,048	51,102
Legal and audit fees	44,990	28,880	36,408	57,818
Trustee fees	10,202	6,325	7,912	13,102
Registration and filing fees	7,105	8,061	819	1,301
Other fees	39,288	24,521	30,028	46,753

Total expenses before voluntary fee reductions	1,456,979	992,429	1,047,093	1,477,143
Expenses voluntarily reduced:
Investment advisory fees	—	—	—	(232,067)
Administration fees	(72,516)	(49,317)	(55,101)	(98,237)
Distribution fees—Class A	(17,816)	(10,350)	(5,826)	(8,743)

Net Expenses	1,366,647	932,762	986,166	1,138,096

Net Investment Income (Loss)	(128,219)	339,035	1,021,182	6,277,044

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	16,185,718	8,780,854	13,682,690	(575,813)
Change in unrealized appreciation/depreciation on investments	(6,640,121)	(3,228,239)	(7,558,241)	(4,544,236)

Net realized/unrealized gains (losses) on investments	9,545,597	5,552,615	6,124,449	(5,120,049)

Change in net assets resulting from operations	$9,417,378	$5,891,650	$7,145,631	$1,156,995

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, Continued

Period Ended January 31, 2006

(Unaudited)

	Tax-Free Securities Fund	Short Intermediate U.S. Government Securities Fund	Tax-Free Short Intermediate Securities Fund	Ultra Short Government Fund
Investment Income:
Interest income	$7,774,840	$1,601,761	$1,269,633	$2,166,933
Dividend income	32,989	—	17,703	—

Total Investment Income	7,807,829	1,601,761	1,287,336	2,166,933

Expenses:
Investment advisory fees	984,756	203,962	179,475	258,574
Administration fees	262,603	65,269	57,433	103,431
Distribution fees—Class A	25,458	5,525	11,559	19,053
Distribution fees—Class B	16,306	—	—	6,829
Distribution fees—Class C	51	3,169	52	8,054
Accounting fees	78,214	22,139	18,264	32,368
Compliance service fees	11,373	2,888	2,443	5,495
Custodian fees	42,797	3,870	9,094	5,621
Transfer agent fees	39,224	28,133	28,464	41,616
Legal and audit fees	62,146	17,249	14,621	17,432
Trustee fees	14,218	3,594	3,046	6,141
Registration and filing fees	649	402	778	195
Other fees	51,546	13,677	12,163	24,792

Total expenses before voluntary fee reductions	1,589,341	369,877	337,392	529,601
Expenses voluntarily reduced:
Investment advisory fees	(246,189)	(104,516)	(35,895)	(197,519)
Administration fees	(105,152)	(25,444)	(22,630)	(58,827)
Distribution fees—Class A	(15,675)	(3,372)	(7,005)	(11,931)

Net Expenses	1,222,325	236,545	271,862	261,324

Net Investment Income	6,585,504	1,365,216	1,015,474	1,905,609

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	3,261,610	(830,144)	(98,242)	(241,573)
Change in unrealized appreciation/depreciation on investments	(6,835,150)	263,305	(372,048)	174,137

Net realized/unrealized losses on investments	(3,573,540)	(566,839)	(470,290)	(67,436)

Change in net assets resulting from operations	$3,011,964	$798,377	$545,184	$1,838,173

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets

	New Asia Growth Fund		International Stock Fund		Small Cap Fund
	Period Ended January 31, 2006	Year Ended July 31, 2005	Period Ended January 31, 2006	Year Ended July 31, 2005	Period Ended January 31, 2006	Year Ended July 31, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$31,121	$425,320	$45,510	$736,463	$(260,541)	$(593,929)
Net realized gains on investments and foreign currency transactions	3,663,023	2,583,113	4,387,677	1,884,497	19,554,630	22,221,235
Change in unrealized appreciation/ depreciation on investments and foreign currency transactions	3,637,447	9,023,390	18,043,951	11,417,855	6,366,744	21,192,522

Change in net assets resulting from operations	7,331,591	12,031,823	22,477,138	14,038,815	25,660,833	42,819,828

Distributions to Class A Shareholders:
From net investment income	(2,664)	(14,518)	(494)	(3,039)	—	—
From net realized gains	(92,945)	—	—	—	(9,820,847)	(3,504,316)
Distributions to Class B Shareholders:
From net investment income	—	(2,083)	—	(809)	—	—
From net realized gains	(26,014)	—	—	—	(243,750)	(515,464)
Distributions to Class C Shareholders:
From net investment income	—	(488)	—	(677)	—	—
From net realized gains	(16,651)	—	—	—	(690,409)	(52,384)
Distributions to Class Y Shareholders:
From net investment income	(96,350)	(413,438)	(178,838)	(503,746)	—	—
From net realized gains	(2,482,497)	—	—	—	(9,420,884)	(18,502,150)

Change in net assets from shareholder distributions	(2,717,121)	(430,527)	(179,332)	(508,271)	(20,175,890)	(22,574,314)

Capital Transactions:
Change in net assets from share transactions	14,452,018 (a)	3,388,115 (a)	36,435,820 (b)	20,945,030 (b)	88,773,126	86,728,759

Change in net assets	19,066,488	14,989,411	58,733,626	34,475,574	94,258,069	106,974,273

Net Assets:
Beginning of year	46,580,327	31,590,916	95,141,557	60,665,983	238,385,294	131,411,021

End of period	$65,646,815	$46,580,327	$153,875,183	$95,141,557	$332,643,363	$238,385,294

Undistributed (distributions in excess of) net investment income	$(99,611)	$(31,718)	$(301,579)	$(167,757)	$(260,541)	$—

(a)	Includes redemption fees collected of $983 and $393 for the period or year ended January 31, 2006 and July 31, 2005, respectively.
(b)	Includes redemption fees collected of $391 and $1,414 for the period or year ended January 31, 2006 and July 31, 2005, respectively.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Mid-Cap Fund		Growth Stock Fund		Growth and Income Fund
	Period Ended January 31, 2006	Year Ended July 31, 2005	Period Ended January 31, 2006	Year Ended July 31, 2005	Period Ended January 31, 2006	Year Ended July 31, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$141,920	$298,283	$(128,219)	$317,987	$339,035	$858,063
Net realized gains on investments	4,094,523	2,966,126	16,185,718	11,157,491	8,780,854	15,377,467
Change in unrealized appreciation/ depreciation on investments	1,586,569	11,205,226	(6,640,121)	13,535,551	(3,228,239)	3,986,953

Change in net assets resulting from operations	5,823,012	14,469,635	9,417,378	25,011,029	5,891,650	20,222,483

Distributions to Class A Shareholders:
From net investment income	(630)	(1,294)	—	(10,054)	(6,262)	(24,043)
From net realized gains	(44,186)	—	—	—	—	—
Distributions to Class B Shareholders:
From net investment income	—	—	—	—	—	(18,925)
Distributions to Class C Shareholders:
From net investment income	—	—	—	(2,290)	—	(2,917)
From net realized gains	(34,171)	—	—	—	—	—
Distributions to Class Y Shareholders:
From net investment income	(148,663)	(294,553)	—	(500,630)	(352,727)	(824,567)
From net realized gains	(4,339,969)	—	—	—	—	—

Change in net assets from shareholder distributions	(4,567,619)	(295,847)	—	(512,974)	(358,989)	(870,452)

Capital Transactions:
Change in net assets from share transactions	(881,458)	39,350,437	(43,724,506)	(43,127,154)	20,884,495	(9,323,376)

Change in net assets	373,935	53,524,225	(34,307,128)	(18,629,099)	26,417,156	10,028,655

Net Assets:
Beginning of year	84,409,561	30,885,336	242,860,884	261,489,983	150,969,491	140,940,836

End of period	$84,783,496	$84,409,561	$208,553,756	$242,860,884	$177,386,647	$150,969,491

Undistributed (distributions in excess of) net investment income	$(1,531)	$5,842	$(121,429)	$6,790	$(13,696)	$6,258

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Value Fund		Diversified Fixed Income Fund		Tax-Free Securities Fund
	Period Ended January 31, 2006	Year Ended July 31, 2005	Period Ended January 31, 2006	Year Ended July 31, 2005	Period Ended January 31, 2006	Year Ended July 31, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,021,182	$1,900,751	$6,277,044	$10,857,954	$6,585,504	$13,836,140
Net realized gains (losses) on investments	13,682,690	24,968,577	(575,813)	275,702	3,261,610	2,616,007
Change in unrealized appreciation/ depreciation on investments	(7,558,241)	5,729,456	(4,544,236)	(345,138)	(6,835,150)	(3,540,022)

Change in net assets resulting from operations	7,145,631	32,598,784	1,156,995	10,788,518	3,011,964	12,912,125

Distributions to Class A Shareholders:
From net investment income	(15,938)	(21,647)	(86,968)	(175,491)	(149,087)	(368,370)
From net realized gains	—	—	(643)	(14,334)	(82,571)	(147,134)
Distributions to Class B Shareholders:
From net investment income	(1,590)	(5,090)	(60,615)	(119,901)	(49,808)	(108,644)
From net realized gains	—	—	(560)	(12,425)	(41,925)	(52,587)
Distributions to Class C Shareholders:
From net investment income	(4,394)	(86)	(18,764)	(19,664)	(158)	(319)
From net realized gains	—	—	(179)	(433)	(134)	(152)
Distributions to Class Y Shareholders:
From net investment income	(1,023,849)	(1,886,095)	(6,108,367)	(10,577,047)	(6,386,452)	(13,358,806)
From net realized gains	—	—	(44,146)	(777,307)	(4,023,324)	(4,823,386)

Change in net assets from shareholder distributions	(1,045,771)	(1,912,918)	(6,320,242)	(11,696,602)	(10,733,459)	(18,859,398)

Capital Transactions:
Change in net assets from share transactions	(38,143,894)	(24,428,322)	10,192,486	27,173,989	(6,125,722)	(23,752,446)

Change in net assets	(32,044,034)	6,257,544	5,029,239	26,265,905	(13,847,217)	(29,699,719)

Net Assets:
Beginning of year	188,482,976	182,225,432	304,023,308	277,757,403	328,181,828	357,881,547

End of period	$156,438,942	$188,482,976	$309,052,547	$304,023,308	$314,334,611	$328,181,828

Undistributed (distributions in excess of) net investment income	$15,437	$40,026	$(52,287)	$(54,617)	$35	$36

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Short Intermediate U.S. Government Securities Fund		Tax-Free Short Intermediate Securities Fund		Ultra Short Government Fund
	Period Ended January 31, 2006	Year Ended July 31, 2005	Period Ended January 31, 2006	Year Ended July 31, 2005	Period Ended January 31, 2006	Year Ended July 31, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,365,216	$2,614,664	$1,015,474	$1,754,753	$1,905,609	$3,631,065
Net realized losses on investments	(830,144)	(357,386)	(98,242)	(63,008)	(241,573)	(694,029)
Change in unrealized appreciation/ depreciation on investments	263,305	(998,722)	(372,048)	(557,077)	174,137	(399,825)

Change in net assets resulting from operations	798,377	1,258,556	545,184	1,134,668	1,838,173	2,537,211

Distributions to Class A Shareholders:
From net investment income	(26,947)	(45,749)	(47,508)	(103,438)	(78,303)	(129,299)
From net realized gains	—	(235)	—	—	—	—
Distributions to Class B Shareholders:
From net investment income	—	—	—	—	(13,517)	(18,454)
Distributions to Class C Shareholders:
From net investment income	(7,564)	(7,612)	(93)	(153)	(16,000)	(12,539)
From net realized gains	—	(22)	—	—	—	—
Distributions to Class Y Shareholders:
From net investment income	(1,330,715)	(2,561,303)	(967,881)	(1,651,185)	(1,797,789)	(3,470,787)
From net realized gains	—	(12,012)	—	—	—	—

Change in net assets from shareholder distributions	(1,365,226)	(2,626,933)	(1,015,482)	(1,754,776)	(1,905,609)	(3,631,079)

Capital Transactions:
Change in net assets from share transactions	(16,864,532)	6,691,216	2,179,888	(2,913,326)	(17,062,319)	(89,404,837)

Change in net assets	(17,431,381)	5,322,839	1,709,590	(3,533,434)	(17,129,755)	(90,498,705)

Net Assets:
Beginning of year	88,402,459	83,079,620	68,863,664	72,397,098	135,343,293	225,841,998

End of period	$70,971,078	$88,402,459	$70,573,254	$68,863,664	$118,213,538	$135,343,293

Undistributed net investment income	$41	$51	$754	$762	$7,143	$7,143

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (96.1%)
China (5.3%)
Consumer Discretionary (3.1%)
965,000	China Resources Enterprise Ltd.	$2,052,688

Industrials (2.2%)
386,000	Cosco Pacific Ltd.	786,242
992,000	Jiangsu Expressway Co. Ltd., Class H	665,008

		1,451,250

		3,503,938

Hong Kong (23.5%)
Consumer Discretionary (8.3%)
265,000	Cheung Kong Holdings Ltd.	2,844,080
67,500	Esprit Holdings Ltd.	586,945
412,000	Li & Fung Ltd.	764,842
332,000	Shangri-La Asia Ltd.	539,288
214,500	Yue Yuen Industrial Holdings Ltd.	665,050

		5,400,205

Energy (2.2%)
1,743,500	CNOOC Ltd.	1,472,228

Financials (3.9%)
338,520	Dah Sing Banking Group Ltd.	656,799
425,000	Hang Lung Group Ltd.	953,345
3,732	Standard Chartered PLC	92,760
111,500	Wing Hang Bank Ltd.	806,398

		2,509,302

Industrials (4.4%)
308,242	Kerry Properties Ltd.	1,001,392
270,000	Lung Kee (Bermuda) Holdings Ltd.	201,885
9,500	Swire Pacific Ltd., Class A	88,486
550,000	Swire Pacific Ltd., Class B	999,755
291,500	Techtronic Industries Co. Ltd.	563,692

		2,855,210

Information Technology (1.5%)
2,126,000	Solomon Systech International Ltd.	993,535

Real Estate Investment Trusts (0.4%)
128,500	Link REIT (b)	248,488

Telecommunications (0.4%)
236,500	SmarTone Telecommunications Holdings Ltd.	274,401

Utilities (2.4%)
732,000	Hong Kong & China Gas Co. Ltd.	1,604,249

		15,357,618

India (4.9%)
Consumer Discretionary (1.0%)
42,800	Tata Motors Ltd., ADR	687,368

Financials (1.6%)
17,600	HDFC Bank Ltd., ADR	1,046,144

Information Technology (1.5%)
12,900	Infosys Technologies Ltd., ADR	983,883

Materials (0.8%)
141,687	Hindalco Industries Ltd., GDR (c)	517,158

		3,234,553

Shares	Security Description	Value
Common Stocks, continued
Indonesia (0.6%)
Consumer Discretionary (0.6%)
382,500	PT Astra International, Inc.	$424,365

Malaysia (8.0%)
Consumer Discretionary (3.7%)
390,700	Astro All Asia Networks PLC	512,667
146,900	Genting Berhad	897,189
255,800	Tanjong PLC	1,009,692

		2,419,548

Consumer Staples (3.4%)
657,100	IOI Corp. Berhad	2,208,150

Financials (0.9%)
420,600	Bumiputra-Commerce Holdings Bhd	622,571

		5,250,269

Philippines (1.0%)
Financials (1.0%)
102,747	Ayala Corp.	665,588

Singapore (13.9%)
Consumer Staples (3.2%)
182,400	Fraser & Neave Ltd.	2,113,479

Financials (3.8%)
94,000	Great Eastern Holdings Ltd.	851,649
95,000	Keppel Land Ltd.	222,496
333,346	Oversea-Chinese Banking Corp. Ltd.	1,397,074

		2,471,219

Industrials (3.8%)
311,000	Keppel Corp. Ltd.	2,511,002

Telecommunications (3.1%)
725,285	Singapore Telecommunications Ltd.	1,135,423
688,000	StarHub Ltd.	920,160

		2,055,583

		9,151,283

South Korea (20.8%)
Consumer Discretionary (7.4%)
13,970	Hyundai Mobis	1,209,681
38,800	LG Corp.	1,402,240
4,230	Shinsegae Co. Ltd.	2,237,167

		4,849,088

Financials (6.1%)
11,469	Kookmin Bank	911,050
7,960	Samsung Fire & Marine Insurance Co. Ltd.	1,048,346
47,530	Shinhan Financial Group Co. Ltd.	2,023,340

		3,982,736

Information Technology (7.3%)
16,590	S1 Corp.	685,587
5,384	Samsung Electronics Co. Ltd.	4,131,659

		4,817,246

		13,649,070

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Taiwan (11.7%)
Financials (1.5%)
1,232,304	Chinatrust Financial Holding Co. Ltd.	$987,850

Industrials (4.2%)
216,035	Asia Optical Co., Inc.	1,393,556
228,000	Novatek Microelectronics Corp. Ltd.	1,395,773

		2,789,329

Information Technology (6.0%)
229,999	Advantech Co. Ltd.	658,992
293,143	Hon Hai Precision Industry Co. Ltd.	1,973,563
351,566	Powertech Technology, Inc.	1,299,038

		3,931,593

		7,708,772

Thailand (3.8%)
Energy (1.8%)
176,000	PTT Public Co. Ltd., Foreign	1,185,094

Shares	Security Description	Value
Common Stocks, continued
Thailand, continued
Financials (2.0%)
697,300	Kasikornbank Public Co. Ltd., Foreign	$1,290,301

		2,475,395

United Kingdom (2.6%)
Financials (2.6%)
67,878	Standard Chartered PLC	1,682,746

Total Common Stocks (Cost $47,790,964)		63,103,597

Investment Company (3.0%)
1,968,719	Victory Institutional Money Market Fund, Investor Shares	1,968,719

Total Investment Company (Cost $1,968,719)		1,968,719

Total Investments (Cost $49,759,683) (a)—99.1%		65,072,316
Other assets in excess of liabilities—0.9%		574,499

Net Assets—100.0%		$65,646,815

(a)	Cost for federal income tax purposes is $49,916,914. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$15,588,269
Unrealized depreciation	(432,867)

Net unrealized appreciation	$15,155,402

(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Issue description	Acquisition date	Cost	Value	Percent of total investments	Percent of net assets
Hindalco Industries Ltd., GDR	*	$406,399	$517,158	0.8%	0.8%
*	25,457 shares of this security were acquired on 3/18/04, 25,680 shares on 5/19/04, 51,370 shares on 12/21/04, 24,780 shares on 3/14/05, and 14,400 shares on 3/31/05.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PLC—Public Limited Co.

At January 31, 2006 the Fund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short:
Hong Kong Dollar	2/1/06	4,447,433	$573,344	$573,337	$(7)

Total Short Contracts			$573,344	$573,337	$(7)

Long:
Malaysian Ringgit	2/3/06	1,625,605	$434,016	$433,613	$(403)
Philippine Peso	2/1/06	9,366,120	179,600	179,772	172

Total Long Contracts			$613,616	$613,385	$(231)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (97.7%)
Australia (2.1%)
Energy (0.9%)
37,238	Woodside Petroleum Ltd.	$1,273,369

Financials (0.7%)
64,193	Westpac Banking Corp.	1,129,591

Information Technology (0.5%)
157,452	Computershare Ltd.	820,360

		3,223,320

Brazil (3.0%)
Consumer Staples (0.5%)
20,527	Companhia de Bebidas das Americas, ADR	840,786

Energy (1.0%)
16,749	Petroleo Brasileiro SA, ADR	1,582,780

Industrials (0.4%)
13,100	Companhia Vale do Rio Doce, ADR	581,378

Materials (0.5%)
19,200	Aracruz Celulose SA, ADR	753,408

Utilities (0.6%)
18,300	Companhia Energetica de Minas Gerais SA, ADR	868,518

		4,626,870

Canada (3.1%)
Energy (0.7%)
14,072	Suncor Energy, Inc.	1,127,449

Financials (1.0%)
25,889	Manulife Financial Corp.	1,577,935

Information Technology (0.3%)
44,805	Celestica, Inc. (b)	447,154

Materials (1.1%)
33,300	Alcan, Inc.	1,624,706

		4,777,244

China (2.3%)
Consumer Discretionary (0.6%)
2,182,000	Denway Motors Ltd.	893,121

Energy (1.1%)
1,552,000	China Petroleum & Chemical Corp.	945,378
1,026,000	Yanzhou Coal Mining Co. Ltd.	780,389

		1,725,767

Financials (0.6%)
384,000	Ping An Insurance Co. of China Ltd. (Group)	848,999

		3,467,887

Shares	Security Description	Value
Common Stocks, continued
Denmark (0.7%)
Industrials (0.7%)
52,002	Vestas Wind Systems A/S (b)	$1,023,845

Finland (0.9%)
Information Technology (0.9%)
40,000	Nokia Oyj	730,884
17,650	TietoEnator Oyj	685,720

		1,416,604

France (9.5%)
Consumer Discretionary (0.5%)
26,200	Vivendi Universal SA	820,042

Consumer Staples (0.7%)
22,496	Carrefour SA	1,061,354

Energy (2.5%)
15,000	Technip SA	1,018,017
19,741	Total SA, ADR	2,730,772

		3,748,789

Financials (1.3%)
29,747	Axa, ADR	1,007,531
11,392	BNP Paribas SA	1,015,192

		2,022,723

Health Care (0.5%)
9,148	Essilor International SA	798,004

Industrials (1.6%)
24,111	Schneider Electric SA	2,517,477

Telecommunications (1.4%)
26,564	Bouygues SA	1,455,173
33,700	France Telecom SA	765,928

		2,221,101

Utilities (1.0%)
17,615	Suez SA	650,998
17,900	Veolia Environnement	905,366

		1,556,364

		14,745,854

Germany (5.6%)
Consumer Discretionary (1.0%)
7,117	Adidas-Salomon AG	1,493,113

Financials (1.0%)
9,512	Allianz AG	1,529,824

Health Care (0.7%)
15,029	Schering AG	1,026,189

Industrials (0.7%)
11,179	Siemens AG	1,020,098

Information Technology (0.5%)
15,229	SAP AG, ADR	782,314

Materials (0.4%)
8,039	Linde AG	652,950

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Germany, continued
Utilities (1.3%)
10,693	E.ON AG	$1,195,669
10,402	RWE AG	857,509

		2,053,178

		8,557,666

Greece (0.3%)
Consumer Discretionary (0.3%)
14,706	Folli-Follie SA, Registered Shares	461,002

Hong Kong (3.0%)
Consumer Discretionary (1.6%)
177,000	Esprit Holdings Ltd.	1,539,101
593,462	Shangri-La Asia Ltd.	963,996

		2,503,097

Financials (0.6%)
56,800	HSBC Holdings PLC	949,730

Industrials (0.8%)
58,000	Hutchison Whampoa Ltd.	592,569
620,500	Johnson Electric Holdings Ltd.	607,949

		1,200,518

		4,653,345

India (1.5%)
Financials (0.8%)
19,600	HDFC Bank Ltd., ADR	1,165,024

Information Technology (0.7%)
15,676	Infosys Technologies Ltd., ADR	1,195,609

		2,360,633

Indonesia (0.4%)
Telecommunications (0.4%)
1,090,000	PT Indosat	674,419

Israel (0.6%)
Health Care (0.6%)
21,672	Teva Pharmaceutical Industries Ltd., ADR	923,877

Italy (2.9%)
Energy (1.3%)
39,033	ENI SpA	1,179,056
43,024	Saipem SpA	856,134

		2,035,190

Financials (1.6%)
338,645	UniCredito Italiano SpA	2,415,486

		4,450,676

Japan (18.9%)
Consumer Discretionary (3.5%)
49,400	Denso Corp.	1,743,033
74,500	Nissan Motor Co. Ltd.	840,154
78,000	Sharp Corp.	1,429,389
28,700	Toyota Motor Corp.	1,490,782

		5,503,358

Shares	Security Description	Value
Common Stocks, continued
Japan, continued
Consumer Staples (0.6%)
83,000	Ajinomoto Co., Inc.	$863,682

Financials (5.3%)
99,000	Bank of Yokohama Ltd. (The)	803,503
52,000	Chugoku Bank Ltd. (The)	773,892
149,000	Joyo Bank Ltd. (The)	994,182
42,400	Nomura Holdings, Inc.	829,526
6,420	ORIX Corp.	1,664,648
146	Sumitomo Mitsui Financial Group, Inc.	1,708,841
133,000	Sumitomo Trust & Banking Co. Ltd. (The)	1,466,920

		8,241,512

Health Care (1.2%)
61,000	Shionogi & Co. Ltd.	922,947
16,200	Takeda Pharmaceutical Co. Ltd.	918,992

		1,841,939

Industrials (3.5%)
54,000	Asahi Glass Co., Ltd.	782,435
36,400	JS Group Corp.	766,561
180,000	Marubeni Corp.	962,666
8,800	SMC Corp.	1,351,012
54,000	Sumitomo Corp.	740,453
26,500	THK Co. Ltd.	839,940

		5,443,067

Information Technology (3.4%)
15,700	Canon, Inc.	949,645
15,400	Ibiden Co. Ltd.	865,716
3,000	Keyence Corp.	826,570
16,600	Nidec Corp.	1,524,562
7,200	Nintendo Co. Ltd.	989,731

		5,156,224

Materials (0.8%)
15,100	Nitto Denko Corp.	1,281,017

Telecommunications (0.6%)
160	KDDI Corp.	847,501

		29,178,300

Luxembourg (0.6%)
Consumer Discretionary (0.6%)
46,310	SES Global FDR	854,615

Mexico (0.6%)
Consumer Staples (0.6%)
15,400	Wal-Mart de Mexico SA de CV, ADR	896,157

Netherlands (3.3%)
Consumer Discretionary (0.6%)
26,273	Koninklijke (Royal) Philips Electronics NV, ADR	884,612

Consumer Staples (0.4%)
9,288	Unilever NV	652,018

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Netherlands, continued
Financials (1.2%)
31,777	ABN AMRO Holding NV	$881,558
27,113	ING Groep NV	966,793

		1,848,351

Information Technology (1.1%)
45,490	ASML Holding NV, NY Registered Shares (b)	1,027,619
34,500	STMicroelectronics NV, NY Registered Shares	635,835

		1,663,454

		5,048,435

Russia (1.0%)
Energy (1.0%)
19,496	LUKOIL, ADR	1,495,343

Singapore (2.1%)
Financials (1.1%)
165,000	DBS Group Holdings Ltd.	1,667,797

Industrials (1.0%)
100,000	Keppel Corp. Ltd.	807,396
80,000	Singapore Airlines Ltd.	700,154

		1,507,550

		3,175,347

South Africa (1.1%)
Financials (0.7%)
278,237	Old Mutual PLC	951,834

Telecommunications (0.4%)
7,023	Telkom South Africa Ltd., ADR	686,498

		1,638,332

South Korea (3.9%)
Consumer Staples (0.6%)
1,650	Shinsegae Co. Ltd.	872,654

Financials (1.2%)
23,610	Kookmin Bank	1,875,481

Information Technology (1.7%)
3,420	Samsung Electronics Co. Ltd.	2,624,494

Materials (0.4%)
11,430	LG Chem Ltd.	638,885

		6,011,514

Spain (3.8%)
Financials (2.4%)
85,518	Banco Bilbao Vizcaya Argentaria SA	1,725,602
136,700	Banco Santander Central Hispano SA	1,965,043

		3,690,645

Shares	Security Description	Value
Common Stocks, continued
Spain, continued
Telecommunications (1.4%)
74,996	Telefonica Moviles SA	$825,843
84,703	Telefonica SA	1,291,637

		2,117,480

		5,808,125

Sweden (0.5%)
Financials (0.5%)
28,900	Svenska Handelsbanken AB, Class A	709,915

Switzerland (8.1%)
Consumer Staples (1.0%)
5,389	Nestle SA	1,577,946

Financials (2.1%)
35,309	Credit Suisse Group	2,058,106
10,803	UBS AG, Registered Shares	1,172,497

		3,230,603

Health Care (3.3%)
4,213	Nobel Biocare Holding AG	953,986
45,063	Novartis AG	2,470,073
6,290	Roche Holding AG, Genusschien	992,098
970	Serono SA, Class B	732,783

		5,148,940

Industrials (0.7%)
95,256	ABB Ltd. (b)	1,033,855

Materials (1.0%)
8,800	Ciba Specialty Chemicals AG, Registered Shares	557,945
15,300	Lonza Group AG, Registered Shares	961,701

		1,519,646

		12,510,990

Taiwan (0.5%)
Information Technology (0.5%)
350,498	Taiwan Semiconductor Manufacturing Co. Ltd.	696,935

United Kingdom (17.4%)
Consumer Discretionary (3.0%)
279,111	British Sky Broadcasting Group PLC	2,410,619
169,432	Kingfisher PLC	715,113
93,600	Reuters Group PLC	728,976
420,905	Signet Group PLC	761,086

		4,615,794

Consumer Staples (1.4%)
22,891	Reckitt Benckiser PLC	750,951
251,974	Tesco PLC	1,423,962

		2,174,913

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
United Kingdom, continued
Energy (1.3%)
28,626	BP PLC, ADR	$2,069,946

Financials (4.8%)
77,256	Barclays PLC	825,129
130,030	Cattles PLC	737,139
134,442	HBOS PLC	2,361,713
24,900	Man Group PLC	904,473
59,992	Royal Bank of Scotland Group PLC (The)	1,855,061
29,163	Standard Chartered PLC	722,972

		7,406,487

Health Care (2.1%)
24,000	AstraZeneca PLC	1,160,953
36,388	GlaxoSmithKline PLC	929,892
118,300	Smith & Nephew PLC	1,173,098

		3,263,943

Industrials (1.6%)
258,998	Group 4 Securicor PLC	773,252
345,649	Hays PLC	806,213
113,600	Rolls-Royce Group PLC	876,160

		2,455,625

Shares	Security Description	Value
Common Stocks, continued
United Kingdom, continued
Information Technology (0.6%)
381,263	ARM Holdings PLC	$897,751

Materials (1.1%)
46,482	BHP Billiton PLC	857,841
34,900	Johnson Matthey PLC	903,650

		1,761,491

Telecommunications (1.5%)
106,994	Vodafone Group PLC, ADR	2,258,643

		26,904,593

Total Common Stocks (Cost $122,070,346)		150,291,843

Investment Company (2.7%)
4,151,977	Victory Institutional Money Market Fund, Investor Shares	4,151,977

Total Investment Company (Cost $4,151,977)		4,151,977

Total Investments (Cost $126,222,323) (a)—100.4%		154,443,820
Liabilities in excess of other assets—(0.4)%		(568,637)

Net Assets—100.0%		$153,875,183

(a)	Cost for federal income tax purposes is $126,266,226. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$29,533,677
Unrealized depreciation	(1,356,083)

Net unrealized appreciation	$28,177,594

(b)	Non-income producing security.

ADR—American Depositary Receipt

AG—Aktiengesellschaft (West German Stock Co.)

FDR—Foreign Depositary Receipt

NV—Naamloze Vennootschaap (Dutch Corp.)

PLC—Public Limited Co.

SA—Societe Anonyme (French Corp.)

SpA—Societa per Azioni (Italian Corp.)

At January 31, 2006 the Fund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Long:
Japanese Yen	2/1/06	18,094,145	$155,555	$154,585	$(970)

Total Long Contracts			$155,555	$154,585	$(970)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (91.6%)
Consumer Discretionary (11.8%)
39,000	Buckle, Inc. (The)	$1,374,750
8,700	Building Materials Holding	688,779
16,400	Catalina Marketing Corp.	366,540
88,000	Charlotte Russe Holding, Inc. (b)	1,441,440
127,400	Charming Shoppes, Inc. (b)	1,549,184
61,900	Claire’s Stores, Inc.	1,959,754
120,300	Cooper Tire & Rubber Co.	1,803,297
188,100	CSK Auto Corp. (b)	3,047,220
29,500	Entercom Communications Corp. (b)	890,605
37,200	Ethan Allen Interiors, Inc.	1,581,372
68,800	Furniture Brands International, Inc.	1,655,328
594,400	Gemstar-TV Guide International, Inc. (b)	1,961,520
39,600	Genesco, Inc. (b)	1,542,420
12,700	Guess?, Inc. (b)	538,861
701,100	Jameson Inns, Inc. (b)	1,738,728
34,900	Lee Enterprises, Inc.	1,228,131
183,600	Lions Gate Entertainment Corp. (b)	1,634,040
68,200	Lone Star Steakhouse & Saloon, Inc.	1,847,538
17,000	Nutri/System, Inc. (b)	831,300
58,400	OfficeMax, Inc.	1,668,488
142,500	Prestige Brands Holdings, Inc. (b)	1,771,275
110,200	Radio One, Inc., Class D (b)	1,207,792
126,400	Russell Corp.	1,931,392
39,800	Ryan’s Restaurant Group, Inc. (b)	520,186
27,300	Select Comfort Corp. (b)	753,480
85,000	Tuesday Morning Corp.	1,808,800
17,400	Tupperware Brands Corp.	386,280
35,600	Vail Resorts, Inc. (b)	1,081,884
73,300	Visteon Corp. (b)	384,825

		39,195,209

Consumer Staples (1.2%)
75,900	Gold Kist, Inc. (b)	1,146,849
96,200	Playtex Products, Inc. (b)	1,291,004
42,200	Ralcorp Holdings, Inc. (b)	1,658,460

		4,096,313

Energy (2.1%)
24,000	Callon Petroleum Co. (b)	454,080
69,400	Core Laboratories N.V. (b)	3,093,852
101,300	Covanta Holding Corp. (b)	1,752,490
43,900	Parker Drilling Co. (b)	525,922
20,200	Swift Energy Co. (b)	998,284

		6,824,628

Financials (16.2%)
57,400	AMCORE Financial, Inc.	1,740,942
125,300	Ashford Hospitality Trust, Inc.	1,533,672
56,540	Associated Banc-Corp	1,913,314
18,500	Assured Guaranty Ltd.	471,195
11,200	Boston Private Financial Holdings, Inc.	342,048
112,350	Brookline Bancorp, Inc.	1,684,127

Shares	Security Description	Value
Common Stocks, continued
Financials, continued
74,000	Cash America International, Inc.	$1,960,260
65,300	Community Bank System, Inc.	1,518,878
6,700	Corus Bankshares, Inc.	430,207
90,700	Digital Insight Corp. (b)	3,253,409
22,800	Endurance Specialty Holdings Ltd.	750,804
64,000	Equity One, Inc.	1,534,080
105,400	Fieldstone Investment Corp.	1,313,284
142,000	First Niagara Financial Group, Inc.	1,959,600
117,500	Gold Banc Corp., Inc.	2,133,800
97,600	Greater Bay Bancorp	2,531,744
12,000	Hilb, Rogal & Hobbs Co.	466,560
18,100	Horace Mann Educators Corp.	354,579
8,200	Integra Bank Corp.	181,220
81,900	Investment Technology Group, Inc. (b)	3,683,861
36,800	Irwin Financial Corp.	788,256
58,400	Jones Lang LaSalle, Inc.	3,438,007
189,500	Knight Capital Group, Inc. (b)	2,158,405
13,200	LandAmerica Financial Group, Inc.	870,936
33,143	Macatawa Bank Corp.	1,234,577
43,800	MAF Bancorp, Inc.	1,882,962
32,900	MCG Capital Corp.	513,240
38,400	Mercantile Bank Corp.	1,505,280
13,200	MoneyGram International, Inc.	350,592
26,100	Nasdaq Stock Market, Inc. (The) (b)	1,093,851
46,700	Navigators Group, Inc. (The) (b)	2,086,089
34,500	Oak Hill Financial, Inc.	1,110,900
12,000	Old National Bancorp	251,160
36,200	Parkvale Financial Corp.	1,009,980
133,000	Quanta Capital Holdings Ltd. (b)	716,870
92,200	Tower Group, Inc.	1,771,162
75,000	United PanAm Financial Corp. (b)	2,204,250
18,500	Whitney Holding Corp.	608,650
8,150	Zenith National Insurance Corp.	450,614

		53,803,365

Health Care (10.2%)
17,000	Alexion Pharmaceuticals, Inc. (b)	489,940
22,000	Alkermes, Inc. (b)	535,480
1,600	Candela Corp. (b)	23,952
13,200	Chemed Corp.	701,712
23,400	CNS, Inc.	511,758
38,500	CV Therapeutics, Inc. (b)	947,485
22,300	Genesis HealthCare Corp. (b)	817,295
66,800	Greatbatch, Inc. (b)	1,739,472
12,800	Haemonetics Corp. (b)	665,600
179,200	HealthTronics, Inc. (b)	1,464,064
50,300	Hologic, Inc. (b)	2,588,438
53,600	Hooper Holmes, Inc.	187,600
14,300	Kendle International, Inc. (b)	357,071
42,200	Kosan Biosciences, Inc. (b)	224,082
49,700	LifePoint Hospitals, Inc. (b)	1,533,245

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Health Care, continued
47,000	Matria Healthcare, Inc. (b)	$2,005,490
137,700	Medarex, Inc. (b)	1,925,046
57,100	Natus Medical, Inc. (b)	1,078,619
65,000	Nektar Therapeutics (b)	1,287,000
11,000	Neurocrine Biosciences, Inc. (b)	668,470
183,300	Novavax, Inc. (b)	768,027
155,500	Odyssey HealthCare, Inc. (b)	3,169,090
38,200	Orthofix International N.V. (b)	1,639,162
14,000	Pediatrix Medical Group, Inc. (b)	1,227,520
57,000	PetMed Express, Inc. (b)	1,006,620
179,600	Quidel Corp. (b)	1,794,204
101,700	Sirna Therapeutics, Inc. (b)	432,225
144,000	ViroPharma, Inc. (b)	3,342,240
35,800	ZymoGenetics, Inc. (b)	798,698

		33,929,605

Industrials (15.2%)
101,900	AAR Corp. (b)	2,428,277
18,100	Administaff, Inc.	779,024
111,700	Artesyn Technologies, Inc. (b)	1,125,936
196,000	CAE, Inc.	1,652,280
94,200	Columbus McKinnon Corp. (b)	2,618,760
41,600	Concorde Career Colleges, Inc. (b)	603,200
51,200	Corrections Corp. of America (b)	2,173,440
9,600	CRA International, Inc. (b)	463,488
87,200	Dycom Industries, Inc. (b)	2,150,352
36,000	EMCOR Group, Inc. (b)	2,952,720
86,100	EnPro Industries, Inc. (b)	2,641,548
43,800	ESCO Technologies, Inc. (b)	2,152,332
54,300	Gardner Denver, Inc. (b)	2,872,470
24,400	GATX Corp.	968,924
8,200	Genesee & Wyoming, Inc., Class A (b)	319,800
43,400	Global Industries Ltd. (b)	607,600
69,600	Hughes Supply, Inc.	3,208,560
19,400	IAMGOLD Corp.	182,360
100,300	IXYS Corp. (b)	1,078,225
54,200	JLG Industries, Inc.	2,952,816
37,600	Kennametal, Inc.	2,199,600
104,300	Korn/Ferry International (b)	2,060,968
19,600	LoJack Corp. (b)	481,768
17,000	Middleby Corp. (The) (b)	1,606,500
454,800	Stewart Enterprises, Inc., Class A	2,519,592
57,800	Superior Energy Services, Inc. (b)	1,569,270
16,800	Thomas & Betts Corp. (b)	750,120
76,100	Tredegar Corp.	1,136,173
19,600	Varian Semiconductor Equipment Associates, Inc. (b)	970,788
71,200	Wabtec Corp.	2,247,784
77,396	World Air Holdings, Inc. (b)	677,989
33,900	Zygo Corp. (b)	562,401

		50,715,065

Information Technology (17.1%)
251,300	3Com Corp. (b)	1,148,441
15,200	Advent Software, Inc. (b)	399,152
96,900	Aeroflex, Inc. (b)	1,171,521

Shares	Security Description	Value
Common Stocks, continued
Information Technology, continued
166,400	ASE Test Ltd. (b)	$1,239,680
21,300	Avocent Corp. (b)	708,651
35,800	Benchmark Electronics, Inc. (b)	1,307,774
47,000	Blackbaud, Inc.	807,930
18,100	CACI International, Inc., Class A (b)	1,033,510
196,300	ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	1,334,840
49,700	Comtech Telecommunications Corp. (b)	1,583,939
112,400	Cymer, Inc. (b)	5,073,736
41,100	Emulex Corp. (b)	754,185
64,000	EPIQ Systems, Inc. (b)	1,427,200
66,600	GigaMedia Ltd. (b)	336,330
65,300	Hutchinson Technology, Inc. (b)	1,807,504
24,100	Integrated Device Technology, Inc. (b)	334,749
90,000	Intergraph Corp. (b)	3,438,900
29,400	Intermec, Inc. (b)	1,025,178
115,800	Interwoven, Inc. (b)	1,101,258
31,800	Itron, Inc. (b)	1,522,266
43,500	LaserCard Corp. (b)	709,050
53,200	Lexar Media, Inc. (b)	413,364
75,300	M-Systems Flash Disk Pioneers Ltd. (b)	2,182,194
47,800	ManTech International Corp. (b)	1,336,488
192,000	MatrixOne, Inc. (b)	958,080
168,900	Mattson Technology, Inc. (b)	2,195,700
150,500	Methode Electronics, Inc.	1,851,150
87,100	Nam Tai Electronics, Inc.	2,035,527
20,900	Orbotech, Ltd. (b)	506,825
63,400	Polycom, Inc. (b)	1,228,692
207,500	Power-One, Inc. (b)	1,253,300
37,200	RADVision Ltd. (b)	674,808
62,200	Reynolds & Reynolds Co. (The), Class A	1,766,480
32,400	ROFIN-SINAR Technologies, Inc. (b)	1,547,100
44,900	Rogers Corp. (b)	2,115,239
77,700	Secure Computing Corp. (b)	1,131,312
116,900	SonicWALL, Inc. (b)	963,256
12,000	SPSS, Inc. (b)	386,880
102,700	Staktek Holdings, Inc. (b)	717,873
54,200	TALX Corp.	1,698,628
119,000	TIBCO Software, Inc. (b)	950,810
47,800	TriZetto Group, Inc. (The) (b)	877,608
111,100	webMethods, Inc. (b)	856,581
50,500	Zoran Corp. (b)	990,305

		56,903,994

Materials (4.4%)
59,800	Century Aluminum Co. (b)	2,037,984
50,100	ElkCorp	1,762,017
5,300	Greif, Inc., Class A	345,136
166,300	Hercules, Inc. (b)	1,947,373
40,500	LSI Industries, Inc.	584,415
73,600	OM Group, Inc. (b)	1,583,136
85,200	Randgold Resources Ltd. (b)	1,528,488

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Materials, continued
17,000	Reliance Steel & Aluminum Co.	$1,351,500
52,500	RTI International Metals, Inc. (b)	2,375,625
99,900	U.S. Concrete, Inc. (b)	1,210,788

		14,726,462

Real Estate Investment Trust (4.8%)
22,400	Cousins Properties, Inc.	699,328
142,400	DiamondRock Hospitality Co. (c)	1,851,200
303,300	ECC Capital Corp.	673,326
72,200	Healthcare Realty Trust, Inc.	2,529,888
76,700	JER Investors Trust, Inc. (c)	1,365,260
87,800	KKR Financial Corp.	1,965,842
80,200	Newcastle Investment Corp.	2,181,440
97,900	Northstar Realty Finance Corp.	1,073,963
42,500	Senior Housing Properties Trust	762,025
53,421	Ventas, Inc.	1,634,683
40,300	Washington Real Estate Investment Trust	1,329,094

		16,066,049

Telecommunications (1.0%)
35,000	ADTRAN, Inc.	1,026,550
35,000	CSG Systems International, Inc. (b)	796,950
90,100	Lightbridge, Inc. (b)	878,475
77,100	Premiere Global Services, Inc. (b)	693,129

		3,395,104

Transportation (3.9%)
79,700	EGL, Inc. (b)	3,260,527
98,100	Genco Shipping & Trading Ltd.	1,586,277
59,500	General Maritime Corp.	2,233,630
17,500	OMI Corp.	307,300
55,700	Overseas Shipholding Group, Inc.	2,873,006
19,100	Ship Finance International Ltd.	348,766

Shares	Security Description	Value
Common Stocks, continued
Transportation, continued
19,100	SkyWest, Inc.	$557,338
74,400	Universal Truckload Services, Inc. (b)	1,754,352

		12,921,196

Utilities (3.7%)
121,500	CMS Energy Corp. (b)	1,758,105
88,400	El Paso Electric Co. (b)	1,810,432
69,000	Energen Corp.	2,692,380
25,100	Forest Oil Corp. (b)	1,292,650
91,400	UGI Corp.	1,962,358
41,400	Universal Compression Holdings, Inc. (b)	1,987,200
27,100	Watts Water Industries, Inc., Class A	912,728

		12,415,853

Total Common Stocks (Cost $258,525,044)		304,992,843

Depositary Receipts (4.5%)
120,600	iShares Russell 2000 Value Index Fund	8,583,102
87,800	iShares Trust Russell 2000 Index Fund	6,343,550

Total Depositary Receipts (Cost $13,392,776)		14,926,652

Investment Company (4.1%)
13,483,050	Bank of New York Cash Reserve Fund	13,483,050

Total Investment Company (Cost $13,483,050)		13,483,050

Total Investments (Cost $285,400,868) (a)—100.2%		333,402,545
Liabilities in excess of other assets—(0.2)%		(759,182)

Net Assets—100.0%		$332,643,363

(a)	Cost for federal income tax purposes is $285,645,442. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$55,148,976
Unrealized depreciation	(7,391,873)

Net unrealized appreciation	$47,757,103

(b)	Non-income producing security.
(c)	The shares, or a portion of the shares, of these securities were purchased through private placement under Rule 144A of the Securities Act of 1933, as amended. These securities are considered liquid based on procedures approved by the Board of Trustees.

Issue description	Acquisition date	Cost	Value	Percent of total investments	Percent of net assets
DiamondRock Hospitality Co.	6/29/04	$1,424,000	$1,851,200	0.6%	0.6%
JER Investors Trust, Inc.	5/27/04	1,150,500	1,365,260	0.4%	0.4%

Fund Total:			$3,216,460	1.0%	1.0%

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (96.7%)
Consumer Discretionary (15.2%)
17,800	Abercrombie & Fitch Co., Class A	$1,181,742
16,300	Advance Auto Parts, Inc. (b)	710,191
17,500	Alaska Air Group, Inc. (b)	558,775
11,900	American Greetings Corp., Class A	242,879
5,100	Autoliv, Inc.	249,849
7,800	Banta Corp.	398,736
9,600	Barnes & Noble, Inc.	407,232
4,200	BorgWarner, Inc.	231,546
17,100	Brinker International, Inc.	695,970
18,100	Chico’s FAS, Inc. (b)	788,436
24,800	Claire’s Stores, Inc.	785,168
19,300	Darden Restaurants, Inc.	784,738
29,400	Dillard’s, Inc., Class A	761,460
14,600	GTECH Holdings Corp.	487,932
6,600	M.D.C. Holdings, Inc.	418,770
7,300	Michaels Stores, Inc.	245,499
17,400	Netflix, Inc. (b)	477,717
710	NVR, Inc. (b)	563,918
30,200	Payless ShoeSource, Inc. (b)	735,672
10,000	Rent-A-Center, Inc. (b)	205,000
29,700	Sabre Holdings Corp., Class A	727,650
11,100	Timberland Co. (The), Class A (b)	388,056
17,400	Tupperware Brands Corp.	386,280
580	Washington Post Co. (The), Class B	442,528

		12,875,744

Consumer Staples (1.6%)
5,700	Energizer Holdings, Inc. (b)	308,427
5,800	Hormel Foods Corp.	194,474
10,000	PepsiAmericas, Inc.	244,900
16,900	Pilgrim’s Pride Corp.	411,346
8,500	Smithfield Foods, Inc. (b)	228,140

		1,387,287

Energy (11.5%)
15,000	Diamond Offshore Drilling, Inc.	1,273,050
18,700	Newfield Exploration Co. (b)	979,880
13,400	NRG Energy, Inc. (b)	646,818
43,300	Patterson-UTI Energy, Inc.	1,628,946
12,100	Peabody Energy Corp.	1,204,071
15,900	Pioneer Natural Resources Co.	844,290
12,800	Pogo Producing Co.	767,872
11,600	Tesoro Corp.	840,652
17,900	Tidewater, Inc.	1,045,718
9,600	WPS Resources Corp.	538,368

		9,769,665

Financials (15.3%)
15,800	A.G. Edwards, Inc.	751,606
23,900	American Capital Strategies Ltd.	849,645
22,600	American Financial Group, Inc.	850,212
15,100	AmerUs Group Co.	926,687
7,700	Astoria Financial Corp.	221,760
1,600	Commerce Bancshares, Inc.	80,880
18,500	Compass Bancshares, Inc.	901,320
8,500	Downey Financial Corp.	556,580
19,700	Equifax, Inc.	754,904

Shares	Security Description	Value
Common Stocks, continued
Financials, continued
11,100	First American Corp.	$519,702
23,600	Huntington Bancshares, Inc.	547,520
18,700	IndyMac Bancorp, Inc.	764,082
42,300	Janus Capital Group, Inc.	883,647
12,450	Mercantile Bankshares Corp.	472,478
14,600	MoneyGram International, Inc.	387,776
7,200	Nationwide Financial Services, Inc.	306,432
19,250	Old Republic International Corp.	412,913
12,900	Radian Group, Inc.	738,267
25,600	W. R. Berkley Corp.	1,264,639
5,100	Wilmington Trust Corp.	211,650
7,500	Zions Bancorp.	593,025

		12,995,725

Health Care (10.6%)
10,200	Barr Pharmaceuticals, Inc. (b)	668,916
4,200	Bausch & Lomb, Inc.	283,710
8,100	C. R. Bard, Inc.	513,702
12,200	Cerner Corp. (b)	549,000
9,800	Charles River Laboratories International, Inc. (b)	452,074
10,600	Community Health Systems, Inc. (b)	385,734
8,325	Coventry Health Care, Inc. (b)	495,920
19,100	Endo Pharmaceuticals Holdings, Inc. (b)	548,170
13,000	Health Net, Inc. (b)	641,810
12,500	Humana, Inc. (b)	697,125
5,600	Intuitive Surgical, Inc. (b)	770,840
7,500	Invitrogen Corp. (b)	516,600
15,800	Lincare Holdings, Inc. (b)	667,708
4,950	Renal Care Group, Inc. (b)	234,828
20,300	STERIS Corp.	548,100
18,400	Techne Corp. (b)	1,046,040

		9,020,277

Industrials (13.5%)
7,500	Ashland, Inc.	494,400
2,400	Black & Decker Corp. (The)	207,120
11,200	Cummins, Inc.	1,089,760
11,400	DST Systems, Inc. (b)	645,924
15,400	Fair Isaac Corp.	682,528
20,100	GATX Corp.	798,171
6,800	Global Payments, Inc.	346,324
8,800	ITT Educational Services, Inc. (b)	513,040
24,000	Joy Global, Inc.	1,296,960
20,000	Martin Marietta Materials, Inc.	1,695,600
14,200	MPS Group, Inc. (b)	201,782
14,200	Precision Castparts Corp.	709,290
18,100	Republic Services, Inc.	685,085
3,900	Terex Corp. (b)	274,950
8,000	Thomas & Betts Corp. (b)	357,200
30,500	Timken Co. (The)	1,103,185
9,200	Varian, Inc. (b)	353,004

		11,454,323

Information Technology (12.1%)
1	Activision, Inc. (b)	14
9,700	Arrow Electronics, Inc. (b)	333,292

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Information Technology, continued
22,300	Avnet, Inc. (b)	$545,235
10,600	Cognizant Technology Solutions Corp. (b)	555,122
12,250	FactSet Research Systems, Inc.	488,530
9,500	Imation Corp.	430,635
20,800	Ingram Micro, Inc. (b)	402,480
58,000	Integrated Device Technology, Inc. (b)	805,620
40,000	Intersil Corp.	1,162,400
13,000	Lam Research Corp. (b)	603,590
11,000	McAfee, Inc. (b)	255,090
8,200	MEMC Electronic Materials, Inc. (b)	234,356
22,300	OmniVision Technologies, Inc. (b)	562,629
21,200	PerkinElmer, Inc.	482,088
6,800	SanDisk Corp. (b)	458,048
27,300	Sybase, Inc. (b)	589,407
12,200	Transaction Systems Architects, Inc. (b)	402,478
20,900	United Online, Inc.	285,703
31,700	Vishay Intertechnology, Inc. (b)	501,811
51,700	Western Digital Corp. (b)	1,130,162

		10,228,690

Materials (4.4%)
15,300	FMC Corp. (b)	863,226
26,100	Georgia Gulf Corp.	892,620
24,100	Goodyear Tire & Rubber Co. (The) (b)	376,924
8,700	Hubbell, Inc.	391,065
21,800	Louisiana-Pacific Corp.	642,010
9,500	United States Steel Corp.	567,625

		3,733,470

Real Estate Investment Trust (3.8%)
26,000	CBL & Associates Properties, Inc.	1,100,320
39,600	Highwoods Properties, Inc.	1,248,984
9,900	SL Green Realty Corp.	831,996

		3,181,300

Shares	Security Description	Value
Common Stocks, continued
Telecommunications (1.9%)
18,300	ADTRAN, Inc.	$536,739
14,200	Harris Corp.	659,306
8,000	NII Holdings, Inc. (b)	395,680

		1,591,725

Transportation (1.1%)
18,300	Overseas Shipholding Group, Inc.	943,914

Utilities (5.7%)
9,400	AGL Resources, Inc.	336,332
14,100	Alliant Energy Corp.	418,206
41,900	CMS Energy Corp. (b)	606,293
18,900	Energen Corp.	737,478
17,100	Energy East Corp.	424,935
5,000	MDU Resources Group, Inc.	181,000
25,900	Questar Corp.	2,110,332

		4,814,576

Total Common Stocks (Cost $68,289,482)		81,996,696

Depositary Receipts (2.0%)
12,000	S&P MidCap 400 Depositary Receipts	1,707,000

Total Depositary Receipts (Cost $1,638,840)		1,707,000

Investment Company (1.4%)
1,153,154	Victory Institutional Money Market Fund, Investor Shares	1,153,154

Total Investment Company (Cost $1,153,154)		1,153,154

Total Investments (Cost $71,081,476) (a)—100.1%		84,856,850
Liabilities in excess of other assets—(0.1)%		(73,354)

Net Assets—100.0%		$84,783,496

(a)	Cost for federal income tax purposes is $71,171,809. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$14,869,745
Unrealized depreciation	(1,184,704)

Net unrealized appreciation	$13,685,041

(b)	Non-income producing security.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.2%)
Consumer Discretionary (14.8%)
31,110	Abercrombie & Fitch Co., Class A	$2,065,393
29,140	Advance Auto Parts, Inc. (b)	1,269,630
51,790	Bed Bath & Beyond, Inc. (b)	1,937,464
54,230	Best Buy Co., Inc.	2,747,291
48,010	Coach, Inc. (b)	1,725,960
25,000	Costco Wholesale Corp.	1,247,250
22,510	eBay, Inc. (b)	970,181
27,290	Electronic Arts, Inc. (b)	1,489,488
53,950	GameStop Corp., Class A (b)	2,174,725
36,680	Home Depot, Inc. (The)	1,487,374
38,070	J.C. Penney Co., Inc. (Holding Co.)	2,124,306
23,160	Lowe’s Cos., Inc.	1,471,818
43,310	Pacific Sunwear of California, Inc. (b)	1,061,528
32,110	Panera Bread Co. (b)	2,186,691
76,320	Sonic Corp. (b)	2,209,464
52,510	Tiffany & Co.	1,979,627
56,900	Wal-Mart Stores, Inc.	2,623,659

		30,771,849

Consumer Staples (9.1%)
40,600	Coca-Cola Co. (The)	1,680,028
26,680	Fortune Brands, Inc.	1,999,933
35,700	Hershey Co. (The)	1,827,840
71,904	PepsiCo, Inc.	4,111,471
113,777	Procter & Gamble Co. (The)	6,739,012
31,050	Walgreen Co.	1,343,844
19,540	Wm. Wrigley Jr. Co.	1,249,778

		18,951,906

Energy (3.9%)
14,970	Amerada Hess Corp.	2,317,356
22,020	Quicksilver Resources, Inc. (b)	1,106,945
42,340	Transocean, Inc. (b)	3,435,891
17,330	Ultra Petroleum Corp. (b)	1,192,131

		8,052,323

Financials (6.5%)
34,080	American Express Co.	1,787,496
69,530	AmeriCredit Corp. (b)	1,999,683
63,400	First Marblehead Corp. (The)	2,052,892
26,050	Franklin Resources, Inc.	2,565,925
76,970	JPMorgan Chase & Co.	3,059,557
38,370	Northern Trust Corp.	2,003,298

		13,468,851

Health Care (19.6%)
91,240	Abbott Laboratories	3,937,006
37,760	Amgen, Inc. (b)	2,752,326
20,120	Barr Pharmaceuticals, Inc. (b)	1,319,470
40,860	Becton, Dickinson and Co.	2,647,728
69,040	Biogen Idec, Inc. (b)	3,089,540
33,100	Biomet, Inc.	1,251,511
33,010	Caremark Rx, Inc. (b)	1,627,393
27,460	Community Health Systems, Inc. (b)	999,269
19,070	Covance, Inc. (b)	1,083,367

Shares	Security Description	Value
Common Stocks, continued
Health Care, continued
17,490	Fisher Scientific International, Inc. (b)	$1,169,556
14,350	Genentech, Inc. (b)	1,232,952
17,370	Gilead Sciences, Inc. (b)	1,057,312
91,710	Johnson & Johnson	5,276,994
72,700	Medtronic, Inc.	4,105,369
52,840	Mylan Laboratories, Inc.	1,040,948
17,250	Pharmaceutical Product Development, Inc.	1,193,355
33,910	Thermo Electron Corp. (b)	1,140,732
57,390	UnitedHealth Group, Inc.	3,410,114
38,720	Zimmer Holdings, Inc. (b)	2,669,744

		41,004,686

Industrials (15.4%)
29,000	3M Co.	2,109,749
26,060	Boeing Co. (The)	1,780,159
20,810	Caterpillar, Inc.	1,412,999
13,550	Corporate Executive Board Co. (The)	1,140,097
14,100	Fluor Corp.	1,240,095
270,503	General Electric Co.	8,858,972
18,980	ITT Educational Services, Inc. (b)	1,106,534
22,625	Joy Global, Inc.	1,222,655
25,000	Landstar System, Inc.	1,057,500
38,550	Paychex, Inc.	1,401,293
42,210	Precision Castparts Corp.	2,108,390
21,950	Pulte Homes, Inc.	875,805
25,900	Robert Half International, Inc.	946,127
26,960	Textron, Inc.	2,277,041
18,360	United Parcel Service, Inc., Class B	1,375,348
31,050	United Technologies Corp.	1,812,389
20,260	W.W. Grainger, Inc.	1,437,042

		32,162,195

Information Technology (24.5%)
236,740	3Com Corp. (b)	1,081,902
25,130	Apple Computer, Inc. (b)	1,897,566
86,774	Cisco Systems, Inc. (b)	1,611,393
35,760	Cogent, Inc. (b)	859,313
24,360	Cognizant Technology Solutions Corp. (b)	1,275,733
48,020	Corning, Inc. (b)	1,169,287
129,960	Credence Systems Corp. (b)	1,137,150
37,170	Freescale Semiconductor, Inc. (b)	938,543
10,800	Getty Images, Inc. (b)	881,820
4,890	Google, Inc., Class A (b)	2,118,593
50,500	Hewlett-Packard Co.	1,574,590
194,060	Intel Corp.	4,127,656
67,460	International Business Machines Corp.	5,484,497
47,600	Juniper Networks, Inc. (b)	862,988
25,330	Lam Research Corp. (b)	1,176,072
151,070	Micrel, Inc. (b)	1,853,629
287,710	Microsoft Corp.	8,099,036
60,610	Motorola, Inc.	1,376,453

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Information Technology, continued
37,100	Novellus Systems, Inc. (b)	$1,051,785
80,580	QUALCOMM, Inc.	3,864,617
14,490	Research in Motion Ltd. (b)	978,075
29,380	Symantec Corp. (b)	540,004
123,030	Teradyne, Inc. (b)	2,143,183
51,280	Texas Instruments, Inc.	1,498,914
195,500	TIBCO Software, Inc. (b)	1,562,045
60,670	Yahoo!, Inc. (b)	2,083,408

		51,248,252

Materials (3.9%)
52,190	Alcoa, Inc.	1,643,985
36,620	Glamis Gold Ltd. (b)	1,170,741
21,980	Inco Ltd.	1,127,134
39,000	Newmont Mining Corp.	2,410,201
10,990	Phelps Dodge Corp.	1,763,895

		8,115,956

Shares	Security Description	Value
Common Stocks, continued
Telecommunications (0.5%)
44,584	Sprint Nextel Corp.	$1,020,528

Total Common Stocks (Cost $193,625,016)		204,796,546

Depositary Receipts (0.4%)
Industrials (0.4%)
27,560	Industrial Select Sector SPDR Fund	869,518

Total Depositary Receipts (Cost $874,911)		869,518

Investment Company (0.9%)
1,836,850	Victory Institutional Money Market Fund, Investor Shares	1,836,850

Total Investment Company (Cost $1,836,850)		1,836,850

Total Investments (Cost $196,336,777) (a)—99.5%		207,502,914
Other assets in excess of liabilities—0.5%		1,050,842

Net Assets—100.0%		$208,553,756

(a)	Cost for federal income tax purposes is $197,993,189. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$14,106,967
Unrealized depreciation	(4,597,242)

Net unrealized appreciation	$9,509,725

(b)	Non-income producing security.

SPDR—Standard & Poor’s Depositary Receipt

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.3%)
Consumer Discretionary (12.3%)
26,820	Abercrombie & Fitch Co., Class A	$1,780,580
20,490	Advance Auto Parts, Inc. (b)	892,749
41,540	Bed Bath & Beyond, Inc. (b)	1,554,011
41,960	Best Buy Co., Inc.	2,125,694
63,280	Coach, Inc. (b)	2,274,915
25,040	Costco Wholesale Corp.	1,249,246
23,050	Electronic Arts, Inc. (b)	1,258,069
22,890	GameStop Corp., Class A (b)	922,696
18,550	J.C. Penney Co., Inc. (Holding Co.)	1,035,090
11,110	Lowe’s Cos., Inc.	706,041
24,580	McDonald’s Corp.	860,546
36,940	Pacific Sunwear of California, Inc. (b)	905,399
27,210	Panera Bread Co. (b)	1,853,001
58,340	Sonic Corp. (b)	1,688,943
70,590	Time Warner, Inc.	1,237,443
33,370	Wal-Mart Stores, Inc.	1,538,691

		21,883,114

Consumer Staples (8.1%)
30,850	Coca-Cola Co. (The)	1,276,573
75,670	ConAgra Foods, Inc.	1,568,639
21,970	Dean Foods Co. (b)	833,322
20,240	Fortune Brands, Inc.	1,517,190
29,120	Hershey Co. (The)	1,490,944
41,945	PepsiCo, Inc.	2,398,415
51,161	Procter & Gamble Co. (The)	3,030,266
15,870	Walgreen Co.	686,854
23,900	Wm. Wrigley Jr. Co.	1,528,644

		14,330,847

Energy (9.2%)
12,860	Amerada Hess Corp.	1,990,728
28,730	Chevrontexaco Corp.	1,705,987
92,920	Exxon Mobil Corp.	5,830,729
22,890	Halliburton Co.	1,820,900
18,780	Quicksilver Resources, Inc. (b)	944,071
8,820	Schlumberger Ltd.	1,124,109
35,290	Transocean, Inc. (b)	2,863,784

		16,280,308

Financials (21.5%)
37,100	A.G. Edwards, Inc.	1,764,847
59,400	AmeriCredit Corp. (b)	1,708,344
59,380	Bank of America Corp.	2,626,377
36,620	CIT Group, Inc.	1,953,311
76,780	Citigroup, Inc.	3,576,412
29,060	Comerica, Inc.	1,611,958
43,860	First Horizon National Corp.	1,660,978
53,850	First Marblehead Corp. (The)	1,743,663
20,420	Franklin Resources, Inc.	2,011,370
6,750	Goldman Sachs Group, Inc. (The)	953,438
44,650	Host Marriott Corp.	890,768
76,380	HRPT Properties Trust	819,557
115,185	JPMorgan Chase & Co.	4,578,604
46,290	KeyCorp	1,638,203

Shares	Security Description	Value
Common Stocks, continued
Financials, continued
18,300	Lehman Brothers Holdings, Inc.	$2,570,235
63,180	Ohio Casualty Corp.	1,904,245
37,250	Protective Life Corp.	1,674,388
22,610	Wachovia Corp.	1,239,706
51,820	Wells Fargo & Co.	3,231,495

		38,157,899

Health Care (14.6%)
64,300	Abbott Laboratories	2,774,545
20,460	Amgen, Inc. (b)	1,491,329
59,270	Biogen Idec, Inc. (b)	2,652,333
47,840	Biomet, Inc.	1,808,830
101,590	Bristol-Myers Squibb Co.	2,315,236
23,560	Caremark Rx, Inc. (b)	1,161,508
31,520	Community Health Systems, Inc. (b)	1,147,013
14,810	Gilead Sciences, Inc. (b)	901,485
44,506	Johnson & Johnson	2,560,875
47,660	Medtronic, Inc.	2,691,360
44,980	Mylan Laboratories, Inc.	886,106
109,928	Pfizer, Inc.	2,822,951
28,720	Thermo Electron Corp. (b)	966,141
19,210	UnitedHealth Group, Inc.	1,141,458
7,520	WellPoint, Inc. (b)	577,536

		25,898,706

Industrials (10.8%)
12,200	3M Co.	887,550
13,350	Boeing Co. (The)	911,939
14,350	Caterpillar, Inc.	974,365
10,310	Corporate Executive Board Co. (The)	867,483
10,990	Fluor Corp.	966,571
17,590	General Dynamics Corp.	2,046,771
159,240	General Electric Co.	5,215,109
14,720	ITT Educational Services, Inc. (b)	858,176
17,690	Joy Global, Inc.	955,968
21,700	Landstar System, Inc.	917,910
24,630	Paychex, Inc.	895,301
17,090	Precision Castparts Corp.	853,646
18,870	Pulte Homes, Inc.	752,913
31,560	Tyco International Ltd.	822,138
16,450	United Parcel Service, Inc., Class B	1,232,270

		19,158,110

Information Technology (13.3%)
12,260	Apple Computer, Inc. (b)	925,753
30,550	Cogent, Inc. (b)	734,117
40,560	Corning, Inc. (b)	987,636
10,330	Getty Images, Inc. (b)	843,445
43,760	Hewlett-Packard Co.	1,364,437
90,050	Intel Corp.	1,915,364
45,050	International Business Machines Corp.	3,662,564
16,100	KLA-Tencor Corp.	836,878
134,820	Microsoft Corp.	3,795,182

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Information Technology, continued
36,380	Motorola, Inc.	$826,190
50,720	QUALCOMM, Inc.	2,432,531
21,160	Symantec Corp. (b)	388,921
52,820	Teradyne, Inc. (b)	920,124
26,510	Texas Instruments, Inc.	774,887
114,430	TIBCO Software, Inc. (b)	914,296
17,970	Varian Semiconductor Equipment Associates, Inc. (b)	890,054
39,540	Yahoo!, Inc. (b)	1,357,804

		23,570,183

Materials (2.8%)
45,600	Alcoa, Inc.	1,436,400
16,630	Newmont Mining Corp.	1,027,734
9,490	Phelps Dodge Corp.	1,523,145
21,330	Steel Dynamics, Inc.	990,139

		4,977,418

Telecommunications (2.6%)
13,830	ALLTEL Corp.	830,215
42,130	AT&T, Inc.	1,093,274
31,220	BellSouth Corp.	898,199
37,670	Sprint Nextel Corp.	862,266
27,060	Verizon Communications, Inc.	856,720

		4,540,674

Shares	Security Description	Value
Common Stocks, continued
Utilities (3.1%)
47,200	Edison International	$2,068,304
44,100	PPL Corp.	1,328,733
91,650	Williams Cos., Inc. (The)	2,184,936

		5,581,973

Total Common Stocks (Cost $163,847,652)		174,379,232

Depositary Receipts (0.5%)
Industrials (0.5%)
27,350	Industrial Select Sector SPDR Fund	862,893

Total Depositary Receipts (Cost $870,824)		862,893

Investment Company (1.8%)
3,246,552	Victory Institutional Money Market Fund, Investor Shares	3,246,552

Total Investment Company (Cost $3,246,552)		3,246,552

Total Investments (Cost $167,965,028) (a)—100.6%		178,488,677
Liabilities in excess of other assets—(0.6)%		(1,102,030)

Net Assets—100.0%		$177,386,647

(a)	Cost for federal income tax purposes is $168,482,685. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$13,837,542
Unrealized depreciation	(3,831,550)

Net unrealized appreciation	$10,005,992

(b)	Non-income producing security.

SPDR—Standard & Poor’s Depositary Receipt

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.9%)
Consumer Discretionary (7.1%)
13,310	BorgWarner, Inc.	$733,780
31,530	J.C. Penney Co., Inc. (Holding Co.)	1,759,374
29,570	McDonald’s Corp.	1,035,246
32,700	Pacific Sunwear of California, Inc. (b)	801,477
38,450	Tiffany & Co.	1,449,565
215,020	Time Warner, Inc.	3,769,301
14,782	Viacom Inc., Class B (b)	613,157
35,930	Walt Disney Co. (The)	909,388

		11,071,288

Consumer Staples (5.0%)
28,364	Altria Group, Inc.	2,051,852
18,010	Coca-Cola Co. (The)	745,254
70,210	ConAgra Foods, Inc.	1,455,453
27,270	CVS Corp.	757,015
44,050	Dean Foods Co. (b)	1,670,817
16,070	Fortune Brands, Inc.	1,204,607

		7,884,998

Energy (13.5%)
11,020	Amerada Hess Corp.	1,705,896
6,780	Anadarko Petroleum Corp.	731,020
46,230	Chevrontexaco Corp.	2,745,137
27,360	Denbury Resources, Inc. (b)	814,507
113,088	Exxon Mobil Corp.	7,096,271
20,700	Halliburton Co.	1,646,685
7,350	Kerr-McGee Corp.	811,367
27,610	Occidental Petroleums Corp.	2,697,773
24,420	Transocean, Inc. (b)	1,981,683
13,300	Valero Energy Corp.	830,319

		21,060,658

Financials (35.4%)
32,780	A.G. Edwards, Inc.	1,559,345
16,180	Allstate Corp. (The)	842,169
51,970	AmeriCredit Corp. (b)	1,494,657
28,780	AmerUs Group Co.	1,766,229
122,300	Bank of America Corp.	5,409,328
33,880	CIT Group, Inc.	1,807,159
122,840	Citigroup, Inc.	5,721,886
26,170	Comerica, Inc.	1,451,650
38,860	First Horizon National Corp.	1,471,628
45,770	First Marblehead Corp. (The)	1,482,033
8,050	Goldman Sachs Group, Inc. (The)	1,137,063
56,000	Greater Bay Bancorp	1,452,640
60,150	H&R Block, Inc.	1,471,269
42,330	Health Care REIT, Inc.	1,574,253
83,210	Host Marriott Corp.	1,660,040
137,320	HRPT Properties Trust	1,473,444
140,879	JPMorgan Chase & Co.	5,599,939
49,570	KeyCorp	1,754,282
18,020	Lehman Brothers Holdings, Inc.	2,530,909
53,240	Ohio Casualty Corp.	1,604,654
32,630	Protective Life Corp.	1,466,719
11,250	Prudential Financial, Inc.	847,575

Shares	Security Description	Value
Common Stocks, continued
Financials, continued
41,080	Raymond James Financial, Inc.	$1,748,365
35,990	Wachovia Corp.	1,973,332
69,400	Waddell & Reed Financial, Inc.	1,546,232
19,810	Washington Mutual, Inc.	838,359
59,790	Wells Fargo & Co.	3,728,504

		55,413,663

Health Care (8.3%)
22,640	Abbott Laboratories	976,916
7,840	Aetna, Inc.	758,912
50,880	Biogen Idec, Inc. (b)	2,276,880
38,180	Biomet, Inc.	1,443,586
91,430	Bristol-Myers Squibb Co.	2,083,690
176,370	Pfizer, Inc.	4,529,181
25,920	Thermo Electron Corp. (b)	871,949

		12,941,114

Industrials (7.9%)
24,490	Caterpillar, Inc.	1,662,871
57,460	General Electric Co.	1,881,815
18,610	Landstar System, Inc.	787,203
15,430	Manpower, Inc.	830,597
16,840	Precision Castparts Corp.	841,158
16,150	Pulte Homes, Inc.	644,385
18,920	Republic Services, Inc.	716,122
16,970	Rockwell Collins, Inc.	796,232
21,380	Textron, Inc.	1,805,755
56,970	Tyco International Ltd.	1,484,069
15,390	United Technologies Corp.	898,314

		12,348,521

Information Technology (6.2%)
27,090	Freescale Semiconductor, Inc. (b)	684,023
105,243	Hewlett-Packard Co.	3,281,477
24,260	International Business Machines Corp.	1,972,338
34,000	Juniper Networks, Inc. (b)	616,420
13,930	KLA-Tencor Corp.	724,081
45,550	Teradyne, Inc. (b)	793,481
97,960	TIBCO Software, Inc. (b)	782,700
16,410	Varian Semiconductor Equipment Associates, Inc. (b)	812,787

		9,667,307

Materials (4.5%)
52,750	Alcoa, Inc.	1,661,626
16,690	Inco Ltd.	855,863
14,490	Newmont Mining Corp.	895,482
32,660	Pactiv Corp. (b)	726,358
8,140	Phelps Dodge Corp.	1,306,470
55,170	Smurfit-Stone Container Corp. (b)	705,624
18,580	Steel Dynamics, Inc.	862,484

		7,013,907

Telecommunications (5.4%)
123,040	AT&T, Inc.	3,192,889
43,120	BellSouth Corp.	1,240,562
205,340	Cincinnati Bell, Inc. (b)	718,690

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Telecommunications, continued
54,470	Sprint Nextel Corp.	$1,246,818
63,780	Verizon Communications, Inc.	2,019,275

		8,418,234

Utilities (5.6%)
24,890	Edison International	1,090,680
16,110	Exelon Corp.	925,036
36,330	FirstEnergy Corp.	1,820,134
46,440	PG&E Corp.	1,732,676
53,200	PPL Corp.	1,602,916
14,580	TXU Corp.	738,331
37,260	Williams Cos., Inc. (The)	888,278

		8,798,051

Total Common Stocks (Cost $138,561,334)		154,617,741

Shares	Security Description	Value
Investment Company (0.9%)
1,463,138	Victory Institutional Money Market Fund, Investor Shares	$1,463,138

Total Investment Company (Cost $1,463,138)		1,463,138

Total Investments (Cost $140,024,472) (a)—99.8%		156,080,879
Other assets in excess of liabilities—0.2%		358,063

Net Assets—100.0%		$156,438,942

(a)	Cost for federal income tax purposes is $140,577,605. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$18,010,340
Unrealized depreciation	(2,507,066)

Net unrealized appreciation	$15,503,274

(b)	Non-income producing security.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Diversified Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds (45.8%)
Consumer Discretionary (6.0%)
$5,250,000	Estee Lauder Cos., Inc. (The), 6.00%, 1/15/12	$5,483,357
5,000,000	Ethan Allen Global, Inc., 5.375%, 10/1/15 (b)	4,800,000
1,400,000	McDonald’s Corp., 6.50%, 8/1/07	1,429,750
2,500,000	Wal-Mart Stores, Inc., 8.85%, 1/2/15	3,011,200
1,000,000	Wal-Mart Stores, Inc., 5.25%, 9/1/35	957,304
3,000,000	Wm. Wrigley Jr. Co., 4.30%, 7/15/10	2,932,836

		18,614,447

Consumer Staples (4.0%)
1,625,000	Bestfoods, Series F, 6.625%, 4/15/28, MTN	1,831,627
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,785,315
300,000	Kellogg Co., 2.875%, 6/1/08	285,584
3,615,000	Kraft Foods, Inc., 4.00%, 10/1/08	3,515,402
2,200,000	Procter & Gamble Co. (The), 8.50%, 8/10/09	2,455,750
2,495,000	SYSCO Corp., 7.25%, 4/15/07	2,551,138

		12,424,816

Energy (3.6%)
2,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @100	2,181,570
5,000,000	Amoco Corp., 6.50%, 8/1/07	5,112,500
2,315,000	Anadarko Petroleum Corp., 7.20%, 3/15/29	2,677,330
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,215,439

		11,186,839

Financials (16.6%)
Banking (6.3%)
975,000	Bank of New York Co., Inc. (The), Series E, 2.20%, 5/12/06, MTN	968,152
3,000,000	Chase Manhattan Corp., 7.25%, 6/1/07	3,090,000
2,900,000	Cit Group, Inc., 5.00%, 11/24/08	2,895,351
2,150,000	Countrywide Financial Corp., Series A, 4.77%*, 12/19/08, Series MTN	2,151,322
3,290,897	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	3,175,705
3,200,000	Morgan Stanley, 4.85%*, 1/18/11	3,205,213
4,000,000	Wells Fargo Co., 3.12%, 8/15/08	3,831,900

		19,317,643

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued
Broker-Dealer (0.7%)
$2,100,000	Goldman Sachs Group, Inc. (The), 5.15%, 1/15/14	$2,067,834

Financial Services (7.3%)
1,025,000	FGIC Corp., 6.00%, 1/15/34 (b)	1,041,154
350,000	General Electric Capital Corp., 5.00%, 2/15/07, MTN	350,455
3,000,000	General Electric Capital Corp., 8.625%, 6/15/08	3,231,261
1,000,000	International Lease Finance Corp., Series P, 5.00%*, 1/15/10, MTN	1,006,250
4,230,000	Pitney Bowes Credit Corp., 5.75%, 8/15/08	4,299,211
5,575,000	SLM Corp., Series A, 4.83%*, 7/25/08, MTN	5,595,333
4,568,710	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	4,393,331
2,450,000	Toyota Motor Credit Corp., Series B, 5.42%, 3/22/17, Callable 3/22/07 @100, MTN	2,414,286
407,848	UPFC Auto Receivables Trust, Series 2004-A, Class A2, 2.56%,6/15/07	406,894

		22,738,175

Insurance (2.3%)
2,500,000	Genworth Financial, Inc., 5.75%, 6/15/14	2,569,620
4,625,000	Protective Life Secured Trust, Series 2003-1, 3.70%, 11/24/08, MTN	4,477,476

		7,047,096

		51,170,748

Foreign Government (2.6%)
3,000,000	Province of Ontario, 3.28%, 3/28/08	2,898,750
5,000,000	Republic of Finland, 4.75%, 3/6/07	4,987,915

		7,886,665

Health Care (3.6%)
2,350,000	Amgen, Inc., 4.00%, 11/18/09	2,273,442
5,000,000	Astrazeneca PLC, 5.40%, 6/1/14	5,099,009
500,000	Pfizer, Inc., 4.65%, 3/1/18	473,611
2,872,000	Pharmacia Corp., 6.75%, 12/15/27	3,327,201

		11,173,263

Industrials (2.8%)
5,140,111	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	5,744,981
3,000,000	General Electric Co., 5.00%, 2/1/13	2,980,011

		8,724,992

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Diversified Fixed Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued
Information Technology (0.3%)
$1,000,000	First Data Corp., 5.625%, 11/1/11	$1,009,175

Special Purpose Entity (1.0%)
3,000,000	Ohana Military Communities LLC, Series A, Class I, 5.47%, 10/1/21 (b)	3,015,000

Supranational Agency (3.4%)
1,860,000	African Development Bank, 6.875%,10/15/15	2,101,765
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	5,544,858
3,000,000	International Bank for Reconstruction & Development, 4.00%, 4/29/10, Callable 4/29/06 @ 100	2,902,788

		10,549,411

Telecommunications (1.6%)
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	4,905,281

Transportation (0.3%)
841,826	Burlington Northern & Santa Fe Railway Co. (The), Series 2002-2, 5.14%, 1/15/21	836,396

Total Corporate Bonds (Cost $141,051,048)		141,497,033

U.S. Government Agencies (32.1%)
Federal Agricultural Mortgage Corporation (0.3%)
1,000,000	4.25%, 7/29/08	987,500

Federal Home Loan Bank (9.7%)
2,500,000	4.875%, 11/15/06	2,501,855
4,100,000	5.00%, 10/27/08	4,082,268
7,000,000	5.02%, 11/7/08, Callable 11/7/06 @ 100	6,984,845
1,000,000	4.00%, 8/21/09, Callable 2/22/06 @ 100	995,857
3,000,000	7.625%, 5/14/10	3,324,762
400,000	4.59%*, 5/26/10, Callable 5/26/06 @ 100	400,000
6,065,392	4.75%, 10/25/10	6,013,836
5,000,000	4.00%, 12/30/10	4,920,055
535,000	4.87%, 9/7/12	524,611

		29,748,089

Federal Home Loan Mortgage Corp. (8.4%)
2,075,000	6.75%, 5/30/06	2,087,824
1,000,000	2.50%, 3/9/07, Callable 3/9/06 @ 100, MTN	979,983
2,025,000	3.00%, 4/19/07, Callable 4/19/06 @ 100, MTN	1,982,076
2,000,000	3.80%, 6/28/07, Callable 6/28/06 @ 100, MTN	1,972,516
3,500,000	5.00%, 1/28/08, Callable 7/28/06 @ 100, MTN	3,498,754

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Home Loan Mortgage Corp., continued
$5,000,000	6.25%, 3/5/12	$5,063,985
3,213,679	4.50%, 6/1/14	3,130,316
5,734,407	5.125%, 10/15/15	5,698,420
1,500,000	6.00%, 11/20/15, Callable 11/20/06 @ 100, MTN	1,505,429

		25,919,303

Federal National Mortgage Assoc. (6.6%)
5,000,000	5.50%, 5/2/06	5,010,400
2,000,000	3.80%, 2/3/09	1,945,390
750,000	3.63%, 12/28/09, Callable 12/28/06 @ 100	738,750
1,000,000	6.875%, 9/10/12	1,028,977
6,700,000	5.00%, 3/25/27	6,626,817
5,200,155	5.10%, 10/1/34	5,195,943

		20,546,277

Housing & Urban Development (0.7%)
2,000,000	6.41%, 8/1/14	2,060,274

New Valley Generation IV (0.7%)
2,259,386	4.69%, 1/15/22	2,228,681

Private Export Funding (2.9%)
565,000	7.11%, 4/15/07	580,538
3,105,000	6.67%, 9/15/09	3,302,943
2,200,000	4.97%, 8/15/13	2,213,750
3,000,000	4.55%, 5/15/15	2,929,548

		9,026,779

Small Business Administration Corp. (0.8%)
2,442,826	6.34%, 8/1/11	2,536,027

Tennessee Valley Authority (2.0%)
5,500,000	5.88%, 4/1/36, Putable 4/3/06 @ 100	6,187,192

Total U.S. Government Agencies (Cost $99,381,041)		99,240,122

U.S. Treasury Bonds (13.0%)
7,900,000	7.25%, 5/15/16	9,597,268
2,850,000	7.875%, 2/15/21	3,807,757
8,000,000	6.25%, 8/15/23	9,420,008
15,815,000	5.50%, 8/15/28	17,481,110

Total U.S. Treasury Bonds (Cost $38,306,021)		40,306,143

U.S. Treasury Bills (0.6%)
2,000,000	4.29%**, 6/22/06	1,967,061

Total U.S. Treasury Bills (Cost $1,967,061)		1,967,061

U.S. Treasury Notes (5.6%)
3,150,000	4.375%, 5/15/07	3,143,480
2,150,000	3.375%, 11/15/08	2,087,684
3,000,000	4.00%, 6/15/09	2,954,532
9,000,000	4.75%, 5/15/14	9,127,269

		17,312,965

Total U.S. Treasury Notes (Cost $17,422,741)		17,312,965

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Diversified Fixed Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Investment Company (1.6%)
4,854,207	Victory Institutional Money Market Fund, Investor Shares	$4,854,207

Total Investment Company (Cost $4,854,207)		4,854,207

Total Investments (Cost $302,982,119) (a)—98.7%		305,177,531
Other assets in excess of liabilities—1.3%		3,875,016

Net Assets—100.0%		$309,052,547

*	Variable rate security. Rate represented represents rate in effect at January 31, 2006. Date presented reflects final maturity date.
**	Discount Note. Rate disclosed represents the effective yield at time of purchase.
(a)	Represents cost for financial reporting and federal income tax purposes. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$5,222,388
Unrealized depreciation	(3,026,976)

Net unrealized appreciation	$2,195,412

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed these securities to be liquid (unless noted) based upon procedures approved by the Board of Trustees.

Issue description	Acquisition date	Cost	Value	Percent of total investments	Percent of net assets
FGIC Corp., 6.00%, 1/15/34	*	$1,105,698	$1,041,154	0.3%	0.3%
Ethan Allen Global, Inc., 5.375%, 10/1/15	1/30/06	$4,780,250	$4,800,000	1.6%	1.6%
Ohana Military Communities LLC, Series A, Class I, 5.47%, 10/1/21**	4/23/04	3,000,000	3,015,000	1.0%	1.0%

Fund Total:			$8,856,154	2.9%	2.9%

*	365,000 shares of this security were acquired on 5/31/05 and 660,000 shares were acquired on 7/15/05.
**	Determined to be illiquid based upon procedures approved by the Board of Trustees.

MTN—Medium Term Note

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (11.4%)
Hawaii (11.4%)
$3,000,000	Hawaii Airport System Revenue, 5.625%, 7/1/18, Callable 7/1/11 @100, FGIC	$3,225,900
15,375,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	17,156,501
3,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,215,610
5,000,000	Hawaii Department of Budget Finance Special Purpose Revenue & Hawaiian Electric Co., Series A, 6.20%, 5/1/26, Callable 5/1/06 @ 101, MBIA	5,079,350
5,200,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,632,276
1,500,000	Hawaii Harbor System Revenue, Series B, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,612,035

Total Alternative Minimum Tax Paper (Cost $33,110,204)		35,921,672

Municipal Bonds (86.8%)
Arizona (1.6%)
2,150,000	Phoenix Civic Improvement Corp. Revenue, 5.25%, 7/1/16, Callable 7/1/07 @ 100, MBIA	2,206,674
1,040,000	Pima County Unified School District No.1 Tucson GO, 4.75%, 7/1/14, Callable 7/1/12 @ 100, FSA	1,093,903
1,605,000	Scottsdale GO, 5.375%, 7/1/16, Callable 7/1/11 @ 101	1,761,263

		5,061,840

Florida (3.4%)
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Prerefunded 7/1/10 @ 101	3,859,800
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,225,900
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, Escrowed to Maturity	4,493,207

		10,578,907

Principal Amount	Security Description	Value
Municipal Bonds, continued
Georgia (4.5%)
$390,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Escrowed to Maturity, MBIA	$486,162
6,420,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, MBIA	7,723,387
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,589,795
2,800,000	Milledgeville Water & Sewer Revenue, 6.00%, 12/1/16, FSA	3,238,060

		14,037,404

Hawaii (41.0%)
2,000,000	Hawaii County GO, Series A, 5.50%, 5/1/08, FGIC	2,092,120
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	675,797
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, Callable 7/15/11 @ 100, FGIC	1,157,719
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, Callable 7/15/11 @ 100, FGIC	1,454,597
2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Callable 5/15/09 @ 101, FSA	2,138,220
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 4.95%, 4/1/12, MBIA	3,211,590
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,148,380
1,455,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 5.875%, 7/1/11, Prerefunded 7/1/06 @ 102	1,499,727
2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Callable 7/1/08 @ 102, MBIA	2,618,275
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/06 @ 100.5, AMBAC	2,372,807

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	$2,274,320
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,432,728
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,424,859
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,557,220
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,585,320
1,520,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 10/1/07 @ 101, FGIC	1,576,514
3,075,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Prerefunded 10/1/07 @ 101, FGIC	3,191,881
1,235,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 10/1/07 @ 101, FGIC	1,281,127
860,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 10/1/07 @ 101, FGIC	891,975
1,460,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Prerefunded 10/1/07 @ 101, FGIC	1,515,495
590,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 10/1/07 @ 101, FGIC	612,037
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,183,800
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,183,800
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	572,055
750,000	Hawaii State GO, Series CZ, 5.50%, 7/1/13, Callable 7/1/12 @ 100, FSA	831,360
3,080,000	Hawaii State GO, Series DD, 5.00%, 5/1/16, Callable 5/1/14 @ 100, MBIA	3,316,729
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,073,210
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,668,545
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	2,915,545
5,000,000	Hawaii State GO, Series DE, 5.00%, 10/1/21, Callable 10/1/14 @ 100, MBIA	5,302,550

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$5,000,000	Hawaii State GO, Series DG, 5.00%, 7/1/17, Callable 7/1/15 @ 100, AMBAC	$5,409,150
665,000	Hawaii State GO, Series CP, 5.00%, 10/1/12, Callable 10/1/07 @ 101, FGIC	689,505
1,000,000	Hawaii State Highway Revenue, 5.25%, 7/1/14, Prerefunded 7/1/08 @ 101, FGIC	1,054,290
2,000,000	Hawaii State Highway Revenue, 5.375%, 7/1/14, Prerefunded 7/1/11 @ 100, FSA	2,181,280
2,325,000	Hawaii State Highway Revenue, 5.375%, 7/1/15, Prerefunded 7/1/11 @ 100, FSA	2,535,738
1,350,000	Hawaii State Highway Revenue, 5.375%, 7/1/17, Prerefunded 7/1/10 @ 100, FSA	1,456,596
2,530,000	Hawaii State Highway Revenue, 5.375%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,729,769
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	972,475
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, Escrowed to Maturity, FGIC	5,322,967
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,078,151
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, Escrowed to Maturity, FGIC	959,268
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,763,794
1,670,000	Honolulu City & County GO, Series A, 5.625%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,765,574
3,500,000	Honolulu City & County GO, Series A, 5.375%, 9/1/18, Prerefunded 9/1/11@ 100, FSA	3,818,710
1,000,000	Honolulu City & County GO, Series B, 5.125%, 7/1/10, Prerefunded 7/1/09 @101, FGIC	1,065,330
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	699,642
2,595,000	Honolulu City & County GO, Series B, 5.125%, 7/1/18, Prerefunded 7/1/09 @101, FGIC	2,764,531

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$2,500,000	Honolulu City & County GO, Series C, 5.125%, 7/1/16, Callable 7/1/09 @101, FGIC	$2,650,025
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,096,240
2,320,000	Honolulu City & County Water GO, 6.00%, 12/1/11, Escrowed to Maturity, FGIC	2,615,429
3,460,000	Honolulu Hawaii City & County 5.25%, 7/1/19, Callable 7/1/15 @ 100, FGIC	3,793,440
2,125,000	Honolulu Hawaii City & County GO, Series A, 6.00%, 1/1/11, Escrowed to Maturity, FGIC	2,360,705
6,000,000	Honolulu Hawaii City & County GO, Series C, 5.00%, 7/1/18, Callable 7/1/15 @ 100, MBIA	6,466,500
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,449,036
1,000,000	Maui County GO, 6.00%, 12/15/08, Escrowed to Maturity, FGIC	1,071,810
1,160,000	Maui County GO, Series A, 5.125%, 3/1/15, Prerefunded 3/1/08 @ 101, FGIC	1,213,221
2,040,000	Maui County GO, Series A, 5.375%, 3/1/17, Prerefunded 3/1/08 @ 101, FGIC	2,143,754
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,200,184
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Callable 7/15/12 @ 100, FGIC	1,102,430
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Callable 7/15/12 @ 100, FGIC	1,314,703
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Callable 7/15/12 @ 100, FGIC	1,078,620

		128,583,169

Illinois (2.1%)
1,000,000	Central Lake County Joint Action Water Agency Revenue, 5.25%, 5/1/13, AMBAC	1,091,680
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,234,080

Principal Amount	Security Description	Value
Municipal Bonds, continued
Illinois, continued
$3,000,000	Illinois University Auxiliary Facility Revenue, Series B, 5.125%, 4/1/22, Callable 4/1/11 @ 100, FGIC	$3,151,530

		6,477,290

Indiana (3.3%)
4,405,000	Hamilton Southeastern Consolidated School Building Corp., First Mortgage Revenue, 5.00%, 7/15/15, Callable 1/15/14 @ 100, FSA	4,736,520
1,780,000	Indianapolis Local Public Improvement Bond Bank Revenue, Series E, 5.00%, 1/1/19, Callable 1/1/14 @ 100, AMBAC	1,887,245
1,525,000	Munster School Building Corp., First Marketing Revenue, 5.00%, 7/15/22, Callable 1/15/16 @ 100, FSA	1,618,254
1,000,000	St. Joseph County Indiana Jail Building Corp., 5.00%, 1/15/19, Callable 7/15/15 @ 100, AMBAC	1,065,870
1,000,000	Tri School Indiana School Revenue, 5.00%, 7/15/15, FSA	1,071,170

		10,379,059

Kentucky (0.4%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, 5.50%, 11/1/16, FSA	1,380,788

Massachusetts (0.3%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,091,000

Michigan (4.2%)
1,000,000	Kentwood Public Schools GO, 5.00%, 5/1/16, Callable 5/1/13 @ 100, MBIA	1,066,180
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,286,770
3,000,000	Michigan State GO, 5.50%, 12/1/13	3,346,650
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,601,349
2,800,000	Wyoming Public Schools GO, 5.00%, 5/1/23, Callable 5/1/15 @ 100, FSA	2,969,960

		13,270,909

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Missouri (0.7%)
$2,000,000	University of Missouri Revenue, Series B, 5.375%, 11/1/16, Callable 11/1/11 @ 100	$2,178,300

Nevada (1.3%)
2,000,000	Henderson Water & Sewer GO, 5.00%, 9/1/16, Callable 9/1/15 @ 100, MBIA	2,159,420
1,915,000	Las Vegas GO, 5.00%, 6/1/18, Callable 6/1/15 @ 100, AMBAC	2,058,127

		4,217,547

New York (0.7%)
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,199,620

Ohio (1.7%)
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,276,186
1,000,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	1,067,450
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,087,930

		5,431,566

Oregon (2.8%)
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Callable 6/15/11 @ 100, FGIC	3,325,556
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Callable 8/1/10 @ 100, FGIC	5,461,950

		8,787,506

Tennessee (0.5%)
1,600,000	Shelby County GO, Series B, 5.25%, 8/1/17, Callable 8/1/07 @ 101	1,659,648

Texas (8.6%)
5,545,000	Dallas Texas GO, 5.00%, 2/15/17, Callable 2/15/13 @ 100	5,881,970
2,670,000	Denton Texas Utility System Revenue, 5.00%, 12/1/20, Callable 12/1/15 @ 100, FSA	2,858,155

Principal Amount	Security Description	Value
Municipal Bonds, continued
Texas, continued
$2,470,000	Edinburg Consolidated Independent School District GO, 5.00%, 2/15/21, Callable 2/15/15 @ 100, PSF-GTD	$2,611,531
1,505,000	Flower Mound GO, 5.00%, 3/1/20, Callable 3/1/15 @ 100, AMBAC	1,603,231
2,000,000	Hidalgo County GO, 5.00%, 8/15/20, Callable 8/15/15 @ 100, MBIA	2,127,840
2,775,000	Houston Independent School District GO, 5.00%, 2/15/21, Callable 2/15/15@ 100, PSF-GTD	2,944,691
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,466,092
2,110,000	North Harris Montgomery Community College District, Limited Tax GO, Series A, 5.00%, 2/15/19, Callable 2/15/15 @ 100, MBIA	2,253,775
5,000,000	Tarrant County Texas Health Facilities Revenue, 5.25%, 2/15/22, Callable 2/15/08 @ 102, MBIA	5,215,100

		26,962,385

Washington (9.4%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,655,387
2,000,000	Energy Northwest Washington Electric Revenue, 5.25%, 7/1/16, Callable 7/1/13 @ 100, MBIA	2,161,560
2,000,000	Lewis County Washington Public Utilities Revenue, 5.00%, 10/1/17, Callable 10/1/13 @ 100, MBIA	2,121,260
4,800,000	Seattle Public Improvement Limited Tax GO, 5.00%, 8/1/24, Callable 8/1/15 @ 100	5,052,000
1,365,000	Seattle Washington Improvements and Refunding Limited Tax GO, 5.00%, 7/1/20, Callable 7/1/12 @ 100	1,434,383
1,125,000	Skagit County Public Hospital District GO, Series B, 5.375%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,233,776
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Callable 12/1/09 @ 100, MBIA	1,082,220

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Washington, continued
$2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	$3,099,427
5,000,000	Washington State, 5.00%, 1/1/20, Callable 1/1/12 @ 100	5,252,650
4,000,000	Washington State GO, Series A, 5.625%, 7/1/19, Callable 7/1/10 @ 100	4,297,120

		29,389,783

Principal Amount	Security Description	Value
Municipal Bonds, continued
Wisconsin (0.3%)
$1,000,000	Milwaukee Sewage Revenue, Series S4, 5.00%, 6/1/18, Callable 6/1/13 @ 100, FGIC	$1,057,710

Total Municipal Bonds (Cost $258,316,928)		272,744,431

Total Investments (Cost $291,427,132) (a)—98.2%		308,666,103
Other assets in excess of liabilities—1.8%		5,668,508

Net Assets—100.0%		$314,334,611

(a)	Represents cost for financial reporting and federal income tax purposes. Gross unrealized appreciation/depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,374,521
Unrealized depreciation	(135,550)

Net unrealized appreciation	$17,238,971

AMBAC—Insured by AMBAC Indemnity Corporation

FGIC—Insured by the Financial Guaranty Insurance Corporation

FSA—Insured by Financial Security Assurance

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

PSF-GTD—Insured by Permanent School Funding Guarantee

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Short Intermediate U.S. Government Securities Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (94.6%)
Federal Farm Credit Bank (19.8%)
$40,000	4.27%, 2/6/06 (b)	$39,972
1,000,000	5.50%, 6/15/06	1,003,750
370,000	2.95%, 9/8/06	366,158
250,000	6.30%, 8/8/07	255,454
200,000	6.52%, 9/24/07	205,433
130,000	3.61%, 4/15/08 (d)	126,898
1,000,000	2.95%, 6/12/08	960,160
1,610,000	3.50%, 7/28/08	1,562,716
1,250,000	3.875%, 2/18/09	1,217,016
200,000	3.375%, 3/16/09, Callable 3/16/06 @ 100	191,880
1,000,000	3.30%, 3/17/09	957,279
1,000,000	4.125%, 7/17/09	978,641
4,415,000	4.25%, 2/22/10, Callable 2/22/07 @ 100	4,306,783
1,000,000	4.70%, 8/11/10 (d)	984,967
400,000	5.45%, 11/2/10 (d)	399,384
500,000	5.50%, 1/3/11 (d)	499,472

		14,055,963

Federal Home Loan Bank (74.8%)
761,000	4.34%, 2/1/06 (b)	760,908
70,000	1.90%, 7/7/06	69,183
1,000,000	5.25%, 8/15/06	1,002,500
185,000	3.125%, 9/15/06	183,207
500,000	2.75%, 9/29/06	493,750
150,000	4.61%, 11/6/06	149,813
1,000,000	4.875%, 11/15/06	1,000,742
2,000,000	6.79%, 2/5/07	2,038,120
3,000,000	4.875%, 2/15/07	3,000,636
890,000	5.00%, 3/8/07	891,590
365,000	6.995%, 4/2/07	373,880
1,000,000	4.00%, 4/18/07, Callable 4/18/06 @ 100	990,271
530,000	3.26%, 4/19/07, Callable 2/19/06 @ 100	520,063
500,000	4.875%, 5/15/07	500,352
1,500,000	7.625%, 5/15/07	1,551,956
210,000	7.325%, 5/30/07	216,711
50,000	2.60%, 6/4/07 (c)	48,577
2,000,000	4.00%, 7/2/07, Callable 3/2/06 @ 100	1,977,524
255,000	6.50%, 8/15/07	261,383
425,000	3.45%, 11/5/07	415,616
225,000	3.50%, 11/15/07	220,219
670,833	3.75%, 2/6/08 (c)	657,920
1,000,000	4.625%, 4/14/08 (c)	993,806
250,000	3.50%, 4/15/08	243,468
2,000,000	4.25%, 4/21/08, Callable 4/21/06 @ 100	1,974,578
400,000	3.625%, 4/23/08 (c)	390,500
1,000,000	6.185%, 5/6/08	1,030,364

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$275,000	5.05%, 5/28/08, Callable 2/28/06 @ 100	$274,675
1,925,000	3.00%, 6/30/08	1,848,558
2,500,000	3.375%, 7/21/08	2,421,558
1,500,000	4.57%, 10/17/08 (c)	1,483,034
1,000,000	3.625%, 11/14/08	969,625
1,000,000	3.505%, 12/5/08, Callable 3/5/06 @ 100	966,451
100,000	4.00%, 2/20/09, Callable 2/20/06 @ 100	97,680
275,000	5.25%, 2/27/09, Callable 2/27/06 @ 100	274,388
1,700,000	3.00%, 4/15/09	1,611,109
3,175,000	3.75%, 8/18/09	3,067,884
100,000	4.00%, 10/30/09, Callable 4/30/06 @ 100	97,058
6,000,000	5.00%, 11/3/09, Callable 11/3/06 @ 100	5,970,899
5,000,000	4.375%, 2/2/10, Callable 2/2/07 @ 100	4,896,369
200,000	4.20%, 5/7/10 (c)	194,505
200,000	4.00%, 7/30/10, Callable 7/30/06 @ 100	192,958
160,000	4.22%, 7/30/10	155,465
200,000	4.06%, 8/6/10, Callable 5/6/06 @ 100	193,302
4,500,000	4.375%, 9/17/10	4,430,173
1,000,000	5.125%, 11/1/10, Callable 11/1/06 @ 100	995,936
1,000,000	4.75%, 12/30/10 (c)	984,514

		53,083,778

Total U.S. Government Agencies (Cost $67,968,482)		67,139,741

U.S. Treasury Notes (4.2%)
U.S. Treasury Notes (4.2%)
35,000	2.75%, 8/15/07	34,085
14,000	3.00%, 2/15/08	13,593
110,000	2.625%, 5/15/08	105,579
75,000	3.25%, 8/15/08	72,800
1,067,000	3.125%, 10/15/08	1,030,407
296,000	3.00%, 2/15/09	283,593
300,000	3.875%, 5/15/10	292,711
393,000	3.625%, 6/15/10	379,644
750,000	4.375%, 12/15/10	745,958

Total U.S. Treasury Notes (Cost $3,026,783)		2,958,370

Total Investments (Cost $70,995,264) (a)—98.8%		70,098,111
Other assets in excess of liabilities—1.2%		872,967

Net Assets—100.0%		$70,971,078

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Short Intermediate U.S. Government Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

(a)	Represents cost for financial reporting and federal income tax purposes. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$34,057
Unrealized depreciation	(931,210)

Net unrealized depreciation	$(897,153)

(b)	Rate represents the effective yield at purchase.
(c)	Security continuously callable with five days notice.
(d)	Security continuously callable with seven days notice.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (5.5%)
Hawaii (4.0%)
$610,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	$680,681
1,000,000	Hawaii State Airport System Revenue, 4.75%, 7/1/06, FGIC	1,005,130
1,160,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, 4.75%, 7/1/06, FNMA	1,161,925

		2,847,736

Utah (1.5%)
1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, 5.90%, 11/1/07, Callable 3/24/06 @ 102, AMBAC	1,026,380

Total Alternative Minimum Tax Paper (Cost $3,854,913)		3,874,116

Municipal Bonds (80.5%)
Georgia (3.0%)
2,000,000	Georgia State GO, Series A, 5.00%, 9/1/11	2,148,660

Hawaii (44.3%)
1,065,000	Hawaii County GO, Series A, 5.25%, 5/15/12, Callable 5/15/09 @ 101, FSA	1,130,412
1,235,000	Hawaii County GO, Series B, 4.25%, 7/15/08, MBIA	1,260,923
1,640,000	Hawaii County GO, Series B, 4.50%, 7/15/10, MBIA	1,708,388
1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,056,880
1,150,000	Hawaii State GO, Series CP, 5.50%, 10/1/07, FGIC	1,189,376
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Prerefunded 4/1/08 @ 101, MBIA	1,049,840
3,150,000	Hawaii State GO, Series CR, 5.00%, 4/1/16, Prerefunded 4/1/08 @ 101, MBIA	3,290,710
1,000,000	Hawaii State GO, Series CS, 5.00%, 4/1/07, MBIA	1,018,710
1,000,000	Hawaii State GO, Series CT, 5.25%, 9/1/07, FSA	1,028,000
425,000	Hawaii State GO, Series CU, 5.75%, 10/1/09, MBIA	458,936
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,096,840
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,313,800
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,090,100

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$3,000,000	Hawaii State GO, Series DD, 4.25%, 5/1/10, MBIA	$3,096,270
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,026,400
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	784,478
1,200,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 4.80%, 7/1/07, FNMA	1,212,840
1,000,000	Honolulu City & County GO, Series A, 5.00%, 3/1/08, MBIA	1,031,810
2,640,000	Honolulu City & County GO, Series C, 5.50%, 11/1/09, FGIC	2,832,271
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,208,374
1,000,000	Honolulu City & County Waste Water System Revenue, Series SR, 5.00%, 7/1/07, AMBAC	1,022,530
1,465,000	Maui County GO, 3.50%, 3/1/10, MBIA	1,466,069
950,000	Maui County GO, Series A, 5.25%, 3/1/07, FGIC	969,428

		31,343,385

Illinois (1.5%)
950,000	Du Page, Cook & Will Counties, Community College District #502 GO, Series A, 5.00%, 6/1/13	1,023,530

Michigan (6.1%)
1,000,000	Detroit Convention Facilities Revenue, Cobo Hall, 5.00%, 9/30/12, MBIA	1,079,110
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,556,700
1,500,000	Michigan State Hospital Finance Authority Revenue, Series A, 6.125%, 11/15/26, Prerefunded 11/15/09 @ 101	1,652,010

		4,287,820

Minnesota (3.8%)
2,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	2,672,700

New Jersey (0.6%)
395,000	New Jersey State Transportation Corp., Capital Grant Revenue Anticipation Notes, Series B, 5.50%, 2/1/11, Callable 2/1/06 @ 100, AMBAC	395,498

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued
New Mexico (3.0%)
$2,000,000	Las Cruces Utilities Refunded & Improvement Revenue, Series A, 5.50%, 7/1/16, Callable 7/1/07 @ 102, MBIA	$2,097,740

New York (1.5%)
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,089,820

Pennsylvania (3.6%)
1,370,000	Chester Upland School District GO, 4.40%, 5/15/15, State Aid Withholding	1,378,960
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,133,484

		2,512,444

Texas (5.5%)
1,000,000	Dallas Texas Waterworks & Sewer Systems Revenue, 5.25%, 10/1/11	1,082,710
1,000,000	El Paso Texas Independent School District GO, 5.25%, 2/15/16, Callable 2/15/09 @ 100	1,049,050
650,000	Mesquite Texas GO, 5.00%, 2/15/13, FSA	699,816
1,000,000	Pasadena Texas GO, 5.00%, 2/15/14	1,079,520

		3,911,096

Utah (1.5%)
1,000,000	Utah State GO, Series F, 5.00%, 7/1/12, Prerefunded 7/1/07 @ 100	1,024,340

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued
Washington (6.1%)
$2,000,000	Seattle Municipal Light & Power Revenue, 5.00%, 11/1/09, FSA	$2,108,640
2,000,000	Seattle Municipal Light & Power Revenue, 5.50%, 3/1/12, Callable 3/1/11 @ 100	2,175,820

		4,284,460

Total Municipal Bonds (Cost $56,529,308)		56,791,493

U.S. Government Agencies (11.2%)
Federal Home Loan Bank (11.2%)
2,000,000	3.125%, 11/15/06	1,974,740
2,000,000	3.375%, 12/15/06, Callable 3/15/06 @ 100	1,977,160
2,000,000	3.375%, 2/15/07	1,970,800
2,000,000	4.00%, 7/2/07, Callable 3/2/06 @ 100	1,977,524

Total U.S. Government Agencies (Cost $7,956,355)		7,900,224

Investment Company (0.0%)
27,446	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares	27,446

Total Investment Company (Cost $27,446)		27,446

Total Investments (Cost $68,368,022) (a)—97.2%		68,593,279
Other assets in excess of liabilities—2.8%		1,979,975

Net Assets—100.0%		$70,573,254

(a)	Represents cost for financial reporting and federal income tax purposes. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$493,931
Unrealized depreciation	(268,674)

Net unrealized appreciation	$225,257

AMBAC—Insured by AMBAC Indemnity Corp.

FGIC—Insured by the Financial Guaranty Insurance Corp.

FSA—Insured by Financial Security Assurance

FNMA—Insured by Federal National Mortgage Association Collateral

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Ultra Short Government Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (98.8%)
Federal Farm Credit Bank (13.9%)
$2,000,000	2.48%, 2/27/06	$1,997,067
1,385,000	2.10%, 3/17/06	1,380,748
2,000,000	2.88%, 6/29/06	1,985,986
2,000,000	2.95%, 9/8/06	1,979,234
2,000,000	3.35%, 1/19/07	1,972,474
2,000,000	4.10%, 2/1/07	1,985,580
304,000	2.74%, 2/2/07	297,838
3,475,000	2.75%, 6/18/07	3,380,302
1,480,000	4.60%, 8/8/08	1,467,719

		16,446,948

Federal Home Loan Bank (84.9%)
2,209,000	4.40%, 2/1/06 (b)	2,208,734
2,000,000	2.00%, 2/13/06	1,998,422
1,000,000	2.16%, 2/17/06	998,946
1,750,000	2.00%, 2/27/06	1,746,896
1,500,000	2.17%, 3/27/06	1,494,363
125,000	2.00%, 3/30/06	124,486
1,000,000	2.50%, 4/11/06	996,250
750,000	2.60%, 5/11/06, Callable 2/11/06 @ 100 (c)	745,797
1,940,000	2.21%, 5/12/06, Callable 2/12/06 @ 100	1,927,875
2,000,000	2.125%, 5/15/06	1,985,742
1,000,000	2.40%, 5/19/06	993,410
1,000,000	2.20%, 6/5/06	991,732
500,000	1.875%, 6/15/06	494,985
400,000	6.665%, 6/23/06	403,140
100,000	2.10%, 6/26/06	99,006
915,000	1.90%, 7/7/06	904,315
500,000	2.08%, 7/14/06	494,323
1,000,000	2.55%, 8/14/06	988,781
1,000,000	2.375%, 8/15/06	987,792
1,000,000	2.875%, 8/15/06	990,420
1,000,000	2.70%, 8/21/06	989,158
1,250,000	2.57%, 8/25/06	1,235,258
1,175,000	2.60%, 9/1/06	1,160,906
1,000,000	3.875%, 9/6/06	995,104
1,570,000	2.36%, 9/15/06	1,547,513
1,600,000	3.125%, 9/15/06	1,584,490
3,000,000	3.50%, 9/15/06	2,977,182
380,000	2.33%, 10/16/06, Callable 4/16/06 @ 100 (c)	373,666
1,000,000	2.625%, 10/16/06	985,000
750,000	3.03%, 10/19/06 (c)	740,991
1,750,000	3.00%, 10/20/06 (c)	1,728,524
5,000,000	4.01%, 10/27/06	4,973,089
1,115,000	3.125%, 11/15/06	1,100,922
1,000,000	3.875%, 12/1/06	992,604
1,000,000	2.54%, 12/5/06	981,522
550,000	2.72%, 12/8/06	540,607
250,000	2.75%, 12/15/06	245,625
2,665,000	3.375%, 12/15/06, Callable 3/15/06 @ 100	2,634,552
925,000	2.33%, 12/29/06	904,845
750,000	2.50%, 12/29/06, Callable 3/29/06 @ 100	734,763

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$690,000	2.875%, 12/29/06	$678,260
500,000	2.30%, 1/12/07	488,487
200,000	3.50%, 1/18/07	197,591
860,000	2.65%, 1/22/07	842,378
500,000	2.74%, 2/2/07 (c)	489,865
785,000	2.80%, 2/9/07	769,262
220,000	2.80%, 2/9/07 (c)	215,589
335,000	2.625%, 2/16/07	327,574
2,000,000	3.625%, 2/28/07, Callable 2/28/06 @ 100	1,974,978
500,000	2.65%, 4/5/07, Callable 3/5/06 @ 100	487,692
3,000,000	4.00%, 4/18/07, Callable 4/18/06 @ 100 (c)	2,970,813
675,000	2.75%, 4/27/07 (c)	658,252
1,700,000	3.28%, 5/7/07 (c)	1,668,174
300,000	3.70%, 5/10/07 (c)	295,880
2,000,000	3.625%, 6/20/07	1,968,656
1,000,000	4.00%, 6/22/07, Callable 3/22/06 @ 100	988,995
3,550,000	3.08%, 6/26/07	3,467,509
5,000,000	4.00%, 7/2/07, Callable 3/2/06 @ 100	4,943,810
200,000	3.70%, 8/10/07 (c)	196,800
1,000,000	3.875%, 9/14/07	985,508
2,210,000	4.25%, 9/26/07, Callable 9/26/06 @ 100	2,190,050
525,000	4.30%, 10/4/07, Callable 4/4/06 @ 100	520,469
90,000	6.20%, 10/10/07	91,772
100,000	3.02%, 11/6/07, Callable 5/6/06 @ 100	97,077
755,000	3.385%, 11/6/07, Callable 5/6/06 @ 100	737,429
2,000,000	5.00%, 11/23/07, Callable 2/23/06 @ 100	1,997,880
4,000,000	5.05%, 12/14/07, Callable 3/14/06 @ 100	3,998,388
3,950,000	5.00%, 12/17/07, Callable 2/17/06 @ 100	3,937,518
160,000	3.02%, 12/28/07, Callable 3/28/06 @ 100	154,988
6,000,000	4.125%, 1/4/08, Callable 4/06/06 @ 100	5,925,995
485,000	4.00%, 2/22/08, Callable 3/22/06 @ 100	477,614
1,500,000	4.61%, 2/28/08, Callable 2/28/06 @ 100	1,491,467
470,000	3.70%, 3/12/08	460,032
1,185,000	4.25%, 4/21/08, Callable 4/21/06 @ 100	1,169,937
335,000	4.00%, 7/14/08, Callable 2/14/06 @ 100	328,818

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Ultra Short Government Fund

Schedule of Portfolio Investments, Continued

January 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$200,000	4.15%, 8/11/08, Callable 2/07/06 @ 100	$196,808
3,000,000	5.00%, 1/23/09, Callable 1/23/07 @ 100	2,995,632

		100,389,683

Total U.S. Government Agencies (Cost $117,647,556)		116,836,631

Principal Amount	Security Description	Value
U.S. Treasury Notes (0.5%)
$100,000	2.00%, 5/15/06	$99,324
75,000	2.25%, 2/15/07	73,257
370,000	3.125%, 5/15/07	363,467

Total U.S. Treasury Notes (Cost $543,326)		536,048

Total Investments (Cost $118,190,882) (a)—99.3%		117,372,679
Other assets in excess of liabilities—0.7%		840,859

Net Assets—100.0%		$118,213,538

(a)	Represents cost for financial reporting and federal income tax purposes. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$2,761
Unrealized depreciation	(820,964)

Net unrealized depreciation	$(818,203)

(b)	Rate represents the effective yield at purchase.
(c)	Security continuously callable with five days notice.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

January 31, 2006

(Unaudited)

1.	Organization

Pacific Capital Funds (the “Trust”) was organized as a Massachusetts business trust on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Trust currently consists of the following investment portfolios (individually, a “Fund” and collectively, the “Funds”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund. The Trust is authorized to issue an unlimited number of shares without par value in four classes of shares for each Fund: Class A, Class B, Class C and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to sales charges, distribution (12b-1) fees paid by Class A, B and C shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Effective June 1, 2003, investors are not able to make new purchases of Class B shares, except through dividend or distribution reinvestments in Class B shares and exchanges of Class B shares of a Fund for Class B shares of another Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities, the principal market for which is not an exchange or an over-the-counter market, are valued using an independent pricing service. Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities held by a Fund (“good faith fair valuation”). In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

(Unaudited)

Board of Trustees. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the New Asia Growth Fund and the International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Securities Transactions and Related Income

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translation

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the New Asia Growth Fund and International Stock Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The New Asia Growth Fund and International Stock Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Forward Currency Exchange Contracts

The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

(Unaudited)

closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

Risks and Special Considerations of Investing in Foreign Securities

Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could effect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund. Dividends from net investment income are declared and paid quarterly for the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund. Net realized capital gains, if any, are declared and distributed annually for all the Funds.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gains (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts and premiums on bonds, pay-down gain/(loss), security basis adjustments and foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Credit Risk

The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within Hawaii.

The New Asia Growth Fund has a majority of its investments in securities of the Far East Asia region. Such concentration may subject the Fund to the effects of economic changes occurring within that region.

Allocation Methodology

Expenses directly related to one Fund are charged to that Fund. Other operating expenses for the Funds or the Trust are prorated to the Funds on the basis of relative net assets or another appropriate basis.

Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

(Unaudited)

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The restricted securities held as of January 31, 2006 are identified on each Fund’s Schedule of Portfolio Investments.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments and U.S. Government securities) for the period ended January 31, 2006 are as follows:

	Purchases	Sales
New Asia Growth Fund	$14,635442	$10,689,491
International Stock Fund	34,851,529	23,275,663
Small Cap Fund	190,519,679	132,752,799
Mid-Cap Fund	38,262,277	42,753,261
Growth Stock Fund	207,928,326	250,538,780
Growth and Income Fund	143,093,654	124,206,677
Value Fund	117,829,372	161,940,001
Diversified Fixed Income Fund	28,624,177	40,109,038
Tax-Free Securities Fund	71,290,819	84,661,940
Tax-Free Short Intermediate Securities Fund	21,250,181	15,105,949

Purchases and sales of securities of long-term U.S. Government securities for the period ended January 31, 2006 are as follows:

	Purchases	Sales
Diversified Fixed Income Fund	$75,775,010	$52,799,872
Short Intermediate U.S. Government Securities Fund	25,711,359	44,395,221
Tax-Free Short Intermediate Securities Fund	3,963,080	1,337,661
Ultra Short Government Fund	41,556,508	48,536,670

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

(Unaudited)

4. Transactions with Affiliates

Investment advisory services are provided to the Trust by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under the terms of an advisory agreement, the Funds are charged the following annual fees by the Adviser based upon average daily net assets which are computed daily and paid monthly:

	Maximum Annual Advisory Fee	Net Annual Fees Paid
New Asia Growth Fund	0.40%	0.40%
International Stock Fund	0.45	0.35
Small Cap Fund	0.50	0.39
Mid-Cap Fund	0.60	0.30
Growth Stock Fund	0.80	0.80
Growth and Income Fund	0.80	0.80
Value Fund	0.80	0.80
Diversified Fixed Income Fund	0.60	0.45
Tax-Free Securities Fund	0.60	0.45
Short Intermediate U.S. Government Securities Fund	0.50	0.24
Tax-Free Short Intermediate Securities Fund	0.50	0.40
Ultra Short Government Fund	0.40	0.09

The Adviser has voluntarily agreed to waive a portion of its fees. Fee waivers are voluntary and may be terminated at any time.

First State (Hong Kong) LLC is the Sub-Adviser to the New Asia Growth Fund. Hansberger Global Investors, Inc. is the Sub-Adviser to the International Stock Fund. Nicholas-Applegate Capital Management is the Sub-Adviser to the Small Cap Fund. Bankoh Investment Partners, LLC, a joint venture between Chicago Equity Partners and Bank of Hawaii, is the Sub-Adviser to the Mid-Cap Fund. For the Sub-Advisers’ services, the Funds pay their respective Sub-Advisers as follows: New Asia Growth Fund—0.50% of the Fund’s average daily net assets; International Stock Fund—0.60% of the first $75 million of the Fund’s average daily net assets, and 0.35% of its average daily net assets in excess of $75 million; Small Cap Fund—0.60% of the first $50 million of the Fund’s average daily net assets, and 0.55% of its average daily net assets in excess of $50 million, for all assets invested in the Fund before May 1, 2005 (and all earnings and reinvested dividends with respect to such shares), and 0.70% of assets invested in the Fund thereafter (this increase is offset by a reduction in the fee paid to the Adviser); Mid-Cap Fund—0.20% of the Fund’s average daily net assets. Subsequent to a shareholder vote held on March 13, 2006, the Trust expects to execute a new Sub-Advisory Agreement for the New Asia Growth Fund with First State Investments International Ltd., an affiliate of the Trust’s current Sub-Adviser. The terms of the proposed new Sub-Advisory Agreement will be substantially similar to those of the current agreement and will not result in any change in fees or management of the Fund.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) are subsidiaries of The BISYS Group, Inc. BISYS serves the Trust as principal underwriter and distributor. BISYS Ohio serves the Trust as administrator. Under the terms of the administration agreement, BISYS Ohio is entitled to receive an annual fee of $60,000 from the Trust and an annual fee of 0.16% of the average daily net assets of each Fund. In addition, BISYS Ohio provides an employee and staff to serve as Chief Compliance Officer for the Trust and provide certain related services, and receives an annual fee for this service of $150,000 allocated across the assets of the Trust, as shown on the Statements of Operations as “Compliance services fees.” Bank of Hawaii (“BOH”) has entered into a sub-administration agreement with BISYS Ohio to serve as sub-administrator to the Trust. The administrator is solely responsible for paying BOH any fees for such services.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

(Unaudited)

The Trust has adopted for the Class A, Class B and Class C shares of each of the Funds a Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans each Fund pays BISYS a fee which will not exceed on an annual basis, 0.75%, 1.00% and 1.00%, respectively, of the average daily net assets attributable to the Class A, Class B and Class C shares of each Fund. On December 1, 2005, the 12b-1 fee for Class A shares was decreased from 0.75% to 0.40%. These fees are for payments BISYS makes to banks, including the Adviser or its affiliates, other institutions and broker/dealers, and for expenses BISYS and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.

For the period ended January 31, 2006, BISYS, as the Trust’s principal underwriter, received approximately $233,473 from commissions on sales of Class A, Class B and Class C shares, of which $39,783 was retained by the principal underwriter or other affiliated broker-dealer.

BISYS Ohio also serves the Trust as fund accountant and transfer agent. Under the terms of the fund accounting and transfer agency agreement, BISYS Ohio is entitled to receive fees and reimbursement for certain out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

BISYS Ohio has voluntarily agreed to waive fees as disclosed on the Statement of Operations. These voluntary waivers may be terminated at any time.

Certain Officers and Trustees of the Trust are affiliated with Bank of Hawaii, the Adviser, BISYS or BISYS Ohio. Such Officers and Trustees, except the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles. During the period ended January 31, 2006, the five Independent Trustees were compensated a total of $83,875 in quarterly meeting and annual retainer fees, plus reimbursement for certain expenses incurred.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

5.	Capital Share Transactions

Transactions in capital shares for the Trust were as follows:

	New Asia Growth Fund		International Stock Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2006		Period Ended January 31, 2006
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$149,006	9,570	$156,489	15,739
Dividends reinvested	82,885	5,494	452	45
Shares redeemed	(201,447)	(12,722)	(403,275)	(42,792)

Net Change	$30,444	2,342	$(246,334)	(27,008)

Class B:
Shares issued	$110,418	7,355	$12,175	1,382
Dividends reinvested	21,267	1,466	—	—
Shares redeemed	(39,835)	(2,655)	(50,346)	(5,511)

Net Change	$91,850	6,166	$(38,171)	(4,129)

Class C:
Shares issued	$125,923	8,413	$59,526	6,659
Dividends reinvested	15,681	1,081	—	—
Shares redeemed	(81,473)	(5,511)	(48,280)	(5,124)

Net Change	$60,131	3,983	$11,246	1,535

Class Y:
Shares issued	$16,946,472	1,083,494	$48,406,966	4,890,483
Dividends reinvested	2,000,932	130,740	12,181	1,210
Shares redeemed	(4,677,811)	(297,138)	(11,710,068)	(1,194,493)

Net Change	$14,269,593	917,096	$36,709,079	3,697,200

	Year Ended July 31, 2005		Year Ended July 31, 2005
Class A:
Shares issued	$110,470	8,137	$120,641	14,104
Dividends reinvested	12,846	956	2,943	331
Shares redeemed	(213,232)	(15,943)	(231,690)	(27,702)

Net Change	$(89,916)	(6,850)	$(108,106)	(13,267)

Class B:
Shares issued	$10,739	833	$30,170	3,870
Dividends reinvested	2,049	161	8	1
Shares redeemed	(59,525)	(4,463)	(107,350)	(13,393)

Net Change	$(46,737)	(3,469)	$(77,172)	(9,522)

Class C:
Shares issued	$253,226	19,123	$511,484	62,738
Dividends reinvested	488	37	677	80
Shares redeemed	(24,439)	(1,821)	(50,873)	(6,200)

Net Change	$229,275	17,339	$461,288	56,618

Class Y:
Shares issued	$13,111,860	952,582	$35,231,284	4,071,785
Dividends reinvested	98,569	7,123	42,090	4,725
Shares redeemed	(9,914,936)	(725,540)	(14,604,354)	(1,715,358)

Net Change	$3,295,493	234,165	$20,669,020	2,361,152

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

	Small Cap Fund		Mid-Cap Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2006		Period Ended January 31, 2006
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$62,125,886	3,531,572	$219,155	17,298
Dividends reinvested	9,061,441	530,219	40,251	3,291
Shares redeemed	(11,418,003)	(651,264)	(140,226)	(11,270)

Net Change	$59,769,324	3,410,527	$119,180	9,319

Class B:
Shares issued	$94,489	5,668
Dividends reinvested	234,792	14,529
Shares redeemed	(409,064)	(24,554)

Net Change	$(79,783)	(4,357)

Class C:
Shares issued	$4,730,590	281,908	$94,224	7,648
Dividends reinvested	645,787	39,937	32,814	2,707
Shares redeemed	(359,055)	(21,505)	(31,701)	(2,553)

Net Change	$5,017,322	300,340	$95,337	7,802

Class Y:
Shares issued	$35,869,435	2,020,600	$14,165,304	1,142,082
Dividends reinvested	7,656,477	442,315	3,693,052	301,470
Shares redeemed	(19,459,649)	(1,106,569)	(18,954,331)	(1,515,790)

Net Change	$24,066,263	1,356,346	$(1,095,975)	(72,238)

	Year Ended July 31, 2005		Year Ended July 31, 2005
Class A:
Shares issued	$87,222,098	5,261,910	$497,340	43,678
Dividends reinvested	3,190,344	196,271	1,226	104
Shares redeemed	(6,248,342)	(371,965)	(26,822)	(2,215)

Net Change	$84,164,100	5,086,216	$471,744	41,567

Class B:
Shares issued	$61,059	3,789
Dividends reinvested	501,620	32,279
Shares redeemed	(386,592)	(24,080)

Net Change	$176,087	11,988

Class C:
Shares issued	$5,418,148	338,763	$509,696	44,808
Dividends reinvested	48,571	3,124	—	—
Shares redeemed	(97,769)	(6,335)	(65,216)	(5,667)

Net Change	$5,368,950	335,552	$444,480	39,141

Class Y:
Shares issued	$47,475,047	2,813,070	$62,168,284	5,616,069
Dividends reinvested	14,791,147	901,899	7,973	665
Shares redeemed	(65,246,572)	(3,939,534)	(23,742,044)	(2,071,526)

Net Change	$(2,980,378)	(224,565)	$38,434,213	3,545,208

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

	Growth Stock Fund		Growth and Income Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2006		Period Ended January 31, 2006
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$420,994	47,767	$498,956	37,441
Dividends reinvested	—	—	5,766	434
Shares redeemed	(2,006,605)	(231,909)	(766,806)	(58,148)

Net Change	$(1,585,611)	(184,142)	$(262,084)	(20,273)

Class B:
Shares issued	$6,370	755	$19,030	1,543
Dividends reinvested	—	—	—	—
Shares redeemed	(1,216,907)	(148,693)	(580,047)	(46,364)

Net Change	$(1,210,537)	(147,938)	$(561,017)	(44,821)

Class C:
Shares issued	$270,125	33,758	$269,646	21,892
Dividends reinvested	—	—	—	—
Shares redeemed	(159,538)	(19,402)	(134,604)	(10,597)

Net Change	$110,587	14,356	$135,042	11,295

Class Y:
Shares issued	$12,769,544	1,435,455	$38,719,728	2,855,187
Dividends reinvested	—	—	29,199	2,190
Shares redeemed	(53,808,489)	(5,984,231)	(17,176,373)	(1,285,875)

Net Change	$(41,038,945)	(4,548,776)	$21,572,554	1,571,502

	Year Ended July 31, 2005		Year Ended July 31, 2005
Class A:
Shares issued	$446,889	54,869	$351,776	27,625
Dividends reinvested	10,351	1,265	23,091	1,813
Shares redeemed	(2,346,787)	(285,341)	(1,087,566)	(87,861)

Net Change	$(1,889,547)	(229,207)	$(712,699)	(58,423)

Class B:
Shares issued	$14,195	1,835	$39,720	3,308
Dividends reinvested	—	—	18,326	1,503
Shares redeemed	(1,808,803)	(234,287)	(1,313,786)	(111,674)

Net Change	$(1,794,608)	(232,452)	$(1,255,740)	(106,863)

Class C:
Shares issued	$1,973,665	250,464	$1,864,821	155,299
Dividends reinvested	2,288	297	2,917	240
Shares redeemed	(62,014)	(7,908)	(50,696)	(4,241)

Net Change	$1,913,939	242,853	$1,817,042	151,298

Class Y:
Shares issued	$41,048,561	4,886,607	$28,302,401	2,252,011
Dividends reinvested	43,331	5,152	81,808	6,406
Shares redeemed	(82,448,830)	(9,781,134)	(37,556,188)	(3,002,102)

Net Change	$(41,356,938)	(4,889,375)	$(9,171,979)	(743,685)

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

	Value Fund		Diversified Fixed Income Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2006		Period Ended January 31, 2006
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$526,113	53,044	$227,779	20,569
Dividends reinvested	8,878	907	61,198	5,606
Shares redeemed	(477,276)	(48,727)	(642,140)	(58,975)

Net Change	$57,715	5,224	$(353,163)	(32,800)

Class B:
Shares issued	$48,968	5,114	$—	—
Dividends reinvested	1,493	154	53,373	4,899
Shares redeemed	(95,061)	(9,697)	(275,514)	(25,209)

Net Change	$(44,600)	(4,429)	$(222,141)	(20,310)

Class C:
Shares issued	$213,611	22,316	$123,419	11,302
Dividends reinvested	4,386	451	18,638	1,711
Shares redeemed	(141,086)	(14,321)	(127,240)	(11,701)

Net Change	$76,911	8,446	$14,817	1,312

Class Y:
Shares issued	$10,968,861	1,117,076	$48,123,673	4,388,668
Dividends reinvested	29,554	3,014	586,139	53,384
Shares redeemed	(49,232,335)	(4,962,572)	(37,956,839)	(3,458,749)

Net Change	$(38,233,920)	(3,842,482)	$10,752,973	983,303

	Year Ended July 31, 2005		Year Ended July 31, 2005
Class A:
Shares issued	$465,501	50,251	$423,285	38,242
Dividends reinvested	12,080	1,310	133,586	12,021
Shares redeemed	(482,258)	(52,552)	(1,194,430)	(107,605)

Net Change	$(4,677)	(991)	$(637,559)	(57,342)

Class B:
Shares issued	$40,800	4,462	$112,161	10,041
Dividends reinvested	5,027	553	116,795	10,530
Shares redeemed	(158,300)	(17,920)	(599,157)	(53,979)

Net Change	$(112,473)	(12,905)	$(370,201)	(33,408)

Class C:
Shares issued	$1,793,426	195,778	$1,325,473	119,790
Dividends reinvested	74	8	19,803	1,791
Shares redeemed	(81,412)	(8,728)	(160,222)	(14,525)

Net Change	$1,712,088	187,058	$1,185,054	107,056

Class Y:
Shares issued	$31,949,876	3,461,432	$90,979,692	8,139,234
Dividends reinvested	48,275	5,235	1,643,366	146,760
Shares redeemed	(58,021,411)	(6,300,163)	(65,626,363)	(5,872,449)

Net Change	$(26,023,260)	(2,833,496)	$26,996,695	2,413,545

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

	Tax-Free Securities Fund		Short Intermediate U.S. Government Securities Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2006		Period Ended January 31, 2006
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$691,431	66,760	$87,433	8,999
Dividends reinvested	104,885	10,157	20,105	2,089
Shares redeemed	(2,666,659)	(255,718)	(454,286)	(47,253)

Net Change	$(1,870,343)	(178,801)	$(346,748)	(36,165)

Class B:
Shares issued	$58,339	5,577
Dividends reinvested	50,669	4,916
Shares redeemed	(457,356)	(44,317)

Net Change	$(348,348)	(33,824)

Class C:
Shares issued	$—	—	$60,718	6,308
Dividends reinvested	291	29	7,419	772
Shares redeemed	—	—	(89,374)	(9,307)

Net Change	$291	29	$(21,237)	(2,227)

Class Y:
Shares issued	$24,049,790	2,294,647	$8,134,858	843,808
Dividends reinvested	3,939,772	383,235	155,062	16,087
Shares redeemed	(31,896,884)	(3,063,888)	(24,786,467)	(2,571,885)

Net Change	$(3,907,322)	(386,006)	$(16,496,547)	(1,711,990)

	Year Ended July 31, 2005		Year Ended July 31, 2005
Class A:
Shares issued	$807,895	75,198	$293,228	30,112
Dividends reinvested	219,060	20,481	34,677	3,550
Shares redeemed	(1,807,577)	(168,914)	(246,451)	(25,129)

Net Change	$(780,622)	(73,235)	$81,454	8,533

Class B:
Dividends reinvested	$99,929	9,347
Shares redeemed	(747,598)	(69,726)

Net Change	$(647,669)	(60,379)

Class C:
Shares issued	$70	7	$689,422	70,465
Dividends reinvested	470	44	7,520	774
Shares redeemed	(70)	(7)	(66,960)	(6,896)

Net Change	$470	44	$629,982	64,343

Class Y:
Shares issued	$35,715,265	3,335,237	$37,424,651	3,823,881
Dividends reinvested	4,788,015	446,226	260,539	26,651
Shares redeemed	(62,827,905)	(5,835,291)	(31,705,410)	(3,246,236)

Net Change	$(22,324,625)	(2,053,828)	$5,979,780	604,296

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

	Tax-Free Short Intermediate Securities Fund		Ultra Short Government Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2006		Period Ended January 31, 2006
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$191,066	18,766	$23,103	2,304
Dividends reinvested	40,643	3,997	17,763	1,770
Shares redeemed	(381,756)	(37,477)	(4,237,312)	(422,464)

Net Change	$(150,047)	(14,714)	$(4,196,446)	(418,390)

Class B:
Dividends reinvested			$10,644	1,061
Shares redeemed			(356,659)	(35,529)

Net Change			$(346,015)	(34,468)

Class C:
Shares issued	$—	—	$184,846	18,421
Dividends reinvested	93	9	15,461	1,541
Shares redeemed	—	—	(635,394)	(63,348)

Net Change	$93	9	$(435,087)	(43,386)

Class Y:
Shares issued	$9,645,984	942,037	$29,927,574	2,981,148
Dividends reinvested	740	72	448,063	44,630
Shares redeemed	(7,316,882)	(715,450)	(42,460,408)	(4,228,268)

Net Change	$2,329,842	226,659	$(12,084,771)	(1,202,490)

	Year Ended July 31, 2005		Year Ended July 31, 2005
Class A:
Shares issued	$546,100	52,729	$7,255	722
Dividends reinvested	87,925	8,534	33,286	3,305
Shares redeemed	(1,591,226)	(154,728)	(2,188,736)	(216,967)

Net Change	$(957,201)	(93,465)	$(2,148,195)	(212,940)

Class B:
Shares issued			$97,737	9,664
Dividends reinvested			17,513	1,740
Shares redeemed			(460,531)	(45,699)

Net Change			$(345,281)	(34,295)

Class C:
Shares issued	$70	7	$2,009,183	199,590
Dividends reinvested	152	15	11,825	1,176
Shares redeemed	(70)	(7)	(191,257)	(19,041)

Net Change	$152	15	$1,829,751	181,725

Class Y:
Shares issued	$16,459,279	1,588,466	$60,660,048	6,017,407
Dividends reinvested	35,533	3,413	534,341	53,033
Shares redeemed	(18,451,089)	(1,779,569)	(149,935,501)	(14,879,103)

Net Change	$(1,956,277)	(187,690)	$(88,741,112)	(8,808,663)

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2006

(Unaudited)

6.	Redemption Fees

The New Asia Growth Fund and International Stock Fund may impose a redemption fee on redemptions and exchanges of Fund shares within 90 days from the date the Fund shares were acquired. For the period ended January 31, 2006, the New Asia Growth Fund and the International Stock Fund collected redemption fees which are disclosed in the Statements of Changes in Net Assets. Redemption fees are recorded as an addition to paid-in-capital.

7.	Federal Income Tax Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Capital Loss Carryforward

As of July 31, 2005, the Funds’ most recent fiscal year end for tax purposes, the following Funds had net capital loss carryforwards to offset future net capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	2010	2011	2012	2013
International Stock Fund	$16,537,800	$9,834,840	$—	$—
Growth Stock Fund	25,497,442	82,021,934	—	—
Growth and Income Fund	—	19,656,110	—	—
Value Fund	—	7,122,632	—	—
Short Intermediate U.S. Government Securities Fund	—	—	—	55,178
Tax-Free Short Intermediate Securities Fund	—	—	—	14,258
Ultra Short Government Fund	—	—	32,741	1,268,106

Post October Loss Deferral

Capital (and foreign currency) losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of July 31, 2005, the following Funds incurred and will elect to defer such capital losses (and foreign currency losses):

	Post October Capital Losses	Foreign Currency Losses
International Stock Fund	$—	$22
Diversified Fixed Income Fund	20	—
Short Intermediate U.S. Government Securities Fund	302	—
Tax-Free Short Intermediate Securities Fund	49	—
Ultra Short Government Fund	694	—

Legal and Regulatory Matters

Management of the Funds previously reported to the Funds’ Board of Trustees that the Funds, the Asset Management Group of Bank of Hawaii, the Bank’s parent company, and four present or former officers of the Bank had received letters

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Concluded

January 31, 2006

(Unaudited)

from a member of the staff of the Pacific Regional Office of the Securities and Exchange Commission (“SEC”) indicating that the staff intended to recommend to the SEC institution of a civil enforcement action against the recipient related to the SEC’s investigation of alleged market timing and/or excessive trading in shares of the Funds by a former shareholder of the Funds who was at the time an employee of the Bank. In December 2005, the SEC informed the Funds and all other recipients that its investigation into the matter has been terminated and no enforcement action has been recommended.

In addition, the Funds’ administrator, BISYS Fund Services Ohio, Inc., is currently the subject of an SEC investigation related to its past payment of certain marketing and other expenses with respect to certain of its mutual fund clients, including the Funds. Based on management’s review and consideration of the matter to date, management does not believe the Funds’ financial statements would be adversely impacted as a result of this investigation.

PACIFIC CAPITAL FUNDS — NEW ASIA GROWTH FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income/Loss to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$15.52	$—	(f)	$1.93	$1.93	$(0.02)	$(0.80)	$(0.82)	$16.63	13.10%	$1,936	1.76%	(0.05%)	2.20%	21.35%
Year Ended July 31, 2005	11.46	0.11	(f)	4.07	4.18	(0.12)	—	(0.12)	15.52	36.68	1,770	1.96	0.84	2.48	44.06
Year Ended July 31, 2004	9.77	0.08		1.68	1.76	(0.07)	—	(0.07)	11.46	17.94	1,386	1.88	0.52	2.39	78.13
Year Ended July 31, 2003	9.83	0.02		(0.07)	(0.05)	(0.01)	—	(0.01)	9.77	(0.47)	1,264	2.10	0.22	2.61	110.44
Year Ended July 31, 2002	9.42	(0.01)		0.42	0.41	—	—	—	9.83	4.35	1,530	1.96	(0.07)	2.48	70.55
Year Ended July 31, 2001	12.50	(0.05)		(3.03)	(3.08)	—	—	—	9.42	(24.64)	1,673	1.98	(0.40)	2.53	115.95
CLASS B
Period Ended January 31, 2006*	$14.97	$(0.06	)(f)	$1.86	$1.80	$—	$(0.80)	$(0.80)	$15.97	12.59%	$574	2.51%	(0.85%)	2.57%	21.35%
Year Ended July 31, 2005	11.09	0.01	(f)	3.93	3.94	(0.06)	—	(0.06)	14.97	35.66	446	2.71	0.09	2.73	44.06
Year Ended July 31, 2004	9.48	(0.02)		1.65	1.63	(0.02)	—	(0.02)	11.09	17.18	369	2.64	(0.23)	2.65	78.13
Year Ended July 31, 2003	9.60	(0.04)		(0.08)	(0.12)	—	—	—	9.48	(1.25)	424	2.85	(0.51)	2.86	110.44
Year Ended July 31, 2002	9.22	(0.10)		0.48	0.38	—	—	—	9.60	4.12	426	2.71	(0.91)	2.74	70.55
Year Ended July 31, 2001	12.34	(0.15)		(2.97)	(3.12)	—	—	—	9.22	(25.28)	473	2.73	(1.16)	2.78	115.95
CLASS C
Period Ended January 31, 2006*	$14.96	$(0.06)		$1.86	$1.80	$—	$(0.80)	$(0.80)	$15.96	12.59%	$354	2.51%	(0.80%)	2.57%	21.35%
Year Ended July 31, 2005	11.09	0.04	(f)	3.91	3.95	(0.08)	—	(0.08)	14.96	35.73	272	2.70	0.27	2.74	44.06
Period Ended July 31, 2004**	11.98	(0.01)		(0.88)	(0.89)	—	—	—	11.09	(7.43)	9	2.53	(0.66)	2.53	78.13
CLASS Y
Period Ended January 31, 2006*	$15.72	$0.02		$1.96	$1.98	$(0.03)	$(0.80)	$(0.83)	$16.87	13.20%	$62,783	1.51%	0.14%	1.57%	21.35%
Year Ended July 31, 2005	11.60	0.15	(f)	4.13	4.28	(0.16)	—	(0.16)	15.72	37.07	44,092	1.71	1.13	1.73	44.06
Year Ended July 31, 2004	9.89	0.11		1.70	1.81	(0.10)	—	(0.10)	11.60	18.21	29,827	1.63	0.80	1.64	78.13
Year Ended July 31, 2003	9.93	0.05		(0.06)	(0.01)	(0.03)	—	(0.03)	9.89	(0.13)	23,937	1.85	0.59	1.86	110.44
Year Ended July 31, 2002	9.49	0.01		0.43	0.44	— (g)	—	— (g)	9.93	4.64	19,870	1.71	0.13	1.73	70.55
Year Ended July 31, 2001	12.58	(0.02)		(3.07)	(3.09)	—	—	—	9.49	(24.56)	20,512	1.73	(0.17)	1.78	115.95

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Amounts have been calculated using the daily average shares method.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — INTERNATIONAL STOCK FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income/Loss to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$8.95	$—		$1.77	$1.77	$(0.01)	$—	$(0.01)	$10.71	19.74%	$846	1.53%	(0.10%)	2.08%	20.98%
Year Ended July 31, 2005	7.41	0.05	(f)	1.52	1.57	(0.03)	—	(0.03)	8.95	21.17	949	1.73	0.60	2.35	37.98	(g)
Year Ended July 31, 2004	6.46	(0.01)		0.96	0.95	—	—	—	7.41	14.71	884	1.78	(0.05)	2.38	237.06
Year Ended July 31, 2003	6.37	0.03		0.06	0.09	—	—	—	6.46	1.41	874	1.84	0.43	2.44	178.04
Year Ended July 31, 2002	8.15	(0.04)		(1.74)	(1.78)	—	—	—	6.37	(21.84)	1,137	1.81	(0.15)	2.44	244.40
Year Ended July 31, 2001	14.55	(0.05)		(3.77)	(3.82)	—	(2.58)	(2.58)	8.15	(29.92)	2,210	1.75	(0.41)	2.39	213.53
CLASS B
Period Ended January 31, 2006*	$8.54	$(0.04)		$1.68	$1.64	$—	$—	$—	$10.18	19.20%	$731	2.28%	(0.87%)	2.44%	20.98%
Year Ended July 31, 2005	7.10	(0.01	)(f)	1.46	1.45	(0.01)	—	(0.01)	8.54	20.43	649	2.48	(0.16)	2.60	37.98	(g)
Year Ended July 31, 2004	6.24	(0.05)		0.91	0.86	—	—	—	7.10	13.78	608	2.53	(0.80)	2.63	237.06
Year Ended July 31, 2003	6.18	(0.03)		0.09	0.06	—	—	—	6.24	0.97	536	2.59	(0.36)	2.69	178.04
Year Ended July 31, 2002	7.94	(0.07)		(1.69)	(1.76)	—	—	—	6.18	(22.17)	612	2.56	(0.95)	2.69	244.40
Year Ended July 31, 2001	14.35	(0.11)		(3.72)	(3.83)	—	(2.58)	(2.58)	7.94	(30.48)	860	2.50	(1.15)	2.64	213.53
CLASS C
Period Ended January 31, 2006*	$8.53	$(0.04)		$1.68	$1.64	$—	$—	$—	$10.17	19.23%	$605	2.27%	(0.88%)	2.44%	20.98%
Year Ended July 31, 2005	7.10	0.05	(f)	1.39	1.44	(0.01)	—	(0.01)	8.53	20.30	494	2.42	0.57	2.55	37.98	(g)
Period Ended July 31, 2004**	7.48	(0.01)		(0.37)	(0.38)	—	—	—	7.10	(5.08)	9	2.60	(0.45)	2.71	237.06
CLASS Y
Period Ended January 31, 2006*	$9.13	$—		$1.80	$1.80	$(0.01)	$—	$(0.01)	$10.92	19.77%	$151,693	1.27%	0.09%	1.43%	20.98%
Year Ended July 31, 2005	7.55	0.08	(f)	1.55	1.63	(0.05)	—	(0.05)	9.13	21.61	93,049	1.47	0.97	1.59	37.98	(g)
Year Ended July 31, 2004	6.57	0.01		0.97	0.98	—	—	—	7.55	14.92	59,165	1.53	0.20	1.63	237.06
Year Ended July 31, 2003	6.44	0.05		0.08	0.13	—	—	—	6.57	2.02	60,558	1.59	0.74	1.69	178.04
Year Ended July 31, 2002	8.19	(0.01)		(1.74)	(1.75)	—	—	—	6.44	(21.37)	50,422	1.56	0.03	1.69	244.40
Year Ended July 31, 2001	14.59	(0.02)		(3.80)	(3.82)	—	(2.58)	(2.58)	8.19	(29.82)	79,177	1.50	(0.14)	1.64	213.53

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Amounts have been calculated using the daily average shares method.
(g)	The portfolio turnover rate dropped significantly due to the management of a new sub-advisor that stressed a buy and hold approach.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — SMALL CAP FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income/Loss to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$18.10	$(0.02)		$1.44	$1.42	$—	$(1.29)	$(1.29)	$18.23	8.30%	$166,636	1.55%	(0.27%)	2.07%	51.86%
Year Ended July 31, 2005	16.52	(0.08	)(f)	4.39	4.31	—	(2.73)	(2.73)	18.10	27.98	103,700	1.63	(0.49)	2.26	67.75
Year Ended July 31, 2004	13.24	(0.02)		3.64	3.62	—	(0.34)	(0.34)	16.52	27.53	10,625	1.55	(0.37)	2.15	90.26
Year Ended July 31, 2003	12.15	(0.01)		2.59	2.58	(0.02)	(1.47)	(1.49)	13.24	24.62	1,595	1.60	(0.08)	2.20	105.27
Year Ended July 31, 2002	13.47	0.03		(0.36)	(0.33)	(0.03)	(0.96)	(0.99)	12.15	(2.72)	1,265	1.58	0.20	2.20	81.67
Year Ended July 31, 2001	10.40	0.05		3.90	3.95	(0.08)	(0.80)	(0.88)	13.47	40.28	1,245	1.65	0.31	2.29	90.31
CLASS B
Period Ended January 31, 2006*	$17.22	$(0.08)		$1.36	$1.28	$—	$(1.29)	$(1.29)	$17.21	7.83%	$3,478	2.30%	(1.02%)	2.46%	51.86%
Year Ended July 31, 2005	15.94	(0.21)		4.22	4.01	—	(2.73)	(2.73)	17.22	27.09	3,555	2.35	(1.29)	2.46	67.75
Year Ended July 31, 2004	12.89	(0.17)		3.56	3.39	—	(0.34)	(0.34)	15.94	26.48	3,099	2.29	(1.12)	2.39	90.26
Year Ended July 31, 2003	11.92	(0.08)		2.52	2.44	—	(1.47)	(1.47)	12.89	23.74	2,476	2.35	(0.83)	2.45	105.27
Year Ended July 31, 2002	13.29	(0.06)		(0.35)	(0.41)	— (g)	(0.96)	(0.96)	11.92	(3.38)	2,013	2.33	(0.61)	2.44	81.67
Year Ended July 31, 2001	10.31	(0.03)		3.82	3.79	(0.01)	(0.80)	(0.81)	13.29	38.92	890	2.40	(0.46)	2.54	90.31
CLASS C
Period Ended January 31, 2006*	$17.23	$(0.07)		$1.35	$1.28	$—	$(1.29)	$(1.29)	$17.22	7.89%	$11,002	2.29%	(1.02%)	2.46%	51.86%
Year Ended July 31, 2005	15.95	(0.21	)(f)	4.22	4.01	—	(2.73)	(2.73)	17.23	27.00	5,832	2.40	(1.33)	2.54	67.75
Period Ended July 31, 2004 (c)**	15.84	(0.03)		0.14	0.11	—	—	—	15.95	0.69	46	2.32	(1.27)	2.42	90.26
CLASS Y
Period Ended January 31, 2006*	$18.29	$—		$1.46	$1.46	$—	$(1.29)	$(1.29)	$18.46	8.43%	$151,528	1.30%	(0.02%)	1.46%	51.86%
Year Ended July 31, 2005	16.63	(0.05)		4.44	4.39	—	(2.73)	(2.73)	18.29	28.30	125,299	1.35	(0.29)	1.46	67.75
Year Ended July 31, 2004	13.30	(0.02)		3.69	3.67	—	(0.34)	(0.34)	16.63	27.78	117,641	1.29	(0.12)	1.39	90.26
Year Ended July 31, 2003	12.18	0.03		2.60	2.63	(0.04)	(1.47)	(1.51)	13.30	24.96	85,520	1.35	0.19	1.45	105.27
Year Ended July 31, 2002	13.49	0.06		(0.35)	(0.29)	(0.06)	(0.96)	(1.02)	12.18	(2.47)	68,001	1.33	0.47	1.45	81.67
Year Ended July 31, 2001	10.42	0.08		3.88	3.96	(0.09)	(0.80)	(0.89)	13.49	40.34	53,558	1.40	0.67	1.54	90.31

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Amounts have been calculated using the daily average shares method.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — MID-CAP FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income/Loss to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$12.75	$0.01	$0.91	$0.92	$(0.01)	$(0.75)	$(0.76)	$12.91	7.54%	$890	1.05%	0.10%	1.82%	48.89%
Year Ended July 31, 2005	10.33	0.03	2.42	2.45	(0.03)	—	(0.03)	12.75	23.69	760	1.05	0.25	1.95	97.23
Period Ended July 31, 2004**	10.00	0.02	0.33	0.35	(0.02)	—	(0.02)	10.33	3.50	186	1.05	0.34	2.08	47.75
CLASS C
Period Ended January 31, 2006*	$12.68	$(0.04)	$0.91	$0.87	$—	$(0.75)	$(0.75)	$12.80	7.18%	$613	1.80%	(0.63%)	2.19%	48.89%
Year Ended July 31, 2005	10.32	(0.03)	2.39	2.36	—	—	—	12.68	22.87	509	1.80	(0.50)	2.21	97.23
Period Ended July 31, 2004***	10.23	(0.01)	0.10	0.09	—	—	—	10.32	0.88	10	1.80	(0.52)	2.35	47.75
CLASS Y
Period Ended January 31, 2006*	$12.76	$0.02	$0.92	$0.94	$(0.02)	$(0.75)	$(0.77)	$12.93	7.73%	$83,281	0.80%	0.36%	1.19%	48.89%
Year Ended July 31, 2005	10.34	0.05	2.42	2.47	(0.05)	—	(0.05)	12.76	23.92	83,141	0.80	0.47	1.19	97.23
Period Ended July 31, 2004**	10.00	0.03	0.34	0.37	(0.03)	—	(0.03)	10.34	3.69	30,689	0.80	0.60	1.35	47.75

*	Unaudited.
**	For the period from December 30, 2003 (commencement of operations) to July 31, 2004.
***	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — GROWTH STOCK FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income/Loss to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$8.67	$(0.01)	$0.40	$0.39	$—	$—	$—	$9.06	4.50%	$8,770	1.39%	(0.30%)	1.84%	95.05%
Year Ended July 31, 2005	7.87	—	0.81	0.81	(0.01)	—	(0.01)	8.67	10.29	9,997	1.40	(0.06)	1.91	174.37	(f)
Year Ended July 31, 2004	7.60	(0.05)	0.32	0.27	—	—	—	7.87	3.55	10,875	1.35	(0.56)	1.85	60.70
Year Ended July 31, 2003	6.90	(0.04)	0.74	0.70	—	—	—	7.60	10.14	11,231	1.35	(0.58)	1.85	33.11
Year Ended July 31, 2002	10.25	(0.08)	(3.27)	(3.35)	—	—	—	6.90	(32.68)	11,701	1.34	(0.80)	1.86	36.85
Year Ended July 31, 2001	19.73	(0.09)	(4.67)	(4.76)	—	(4.72)	(4.72)	10.25	(30.04)	22,182	1.33	(0.69)	1.87	97.27
CLASS B
Period Ended January 31, 2006*	$8.14	$(0.05)	$0.38	$0.33	$—	$—	$—	$8.47	4.05%	$11,360	2.14%	(1.05%)	2.20%	95.05%
Year Ended July 31, 2005	7.43	(0.07)	0.78	0.71	—	—	—	8.14	9.56	12,127	2.15	(0.82)	2.16	174.37	(f)
Year Ended July 31, 2004	7.23	(0.11)	0.31	0.20	—	—	—	7.43	2.77	12,804	2.10	(1.31)	2.10	60.70
Year Ended July 31, 2003	6.62	(0.09)	0.70	0.61	—	—	—	7.23	9.21	13,630	2.10	(1.33)	2.10	33.11
Year Ended July 31, 2002	9.89	(0.14)	(3.13)	(3.27)	—	—	—	6.62	(33.06)	14,431	2.09	(1.55)	2.11	36.85
Year Ended July 31, 2001	19.32	(0.16)	(4.55)	(4.71)	—	(4.72)	(4.72)	9.89	(30.51)	24,084	2.08	(1.45)	2.12	97.27
CLASS C
Period Ended January 31, 2006*	$8.13	$(0.04)	$0.37	$0.33	$—	$—	$—	$8.46	4.06%	$2,189	2.14%	(1.05%)	2.21%	95.05%
Year Ended July 31, 2005	7.43	(0.05)	0.76	0.71	(0.01)	—	(0.01)	8.13	9.59	1,987	2.15	(1.15)	2.18	174.37	(f)
Period Ended July 31, 2004 **	7.69	(0.02)	(0.24)	(0.26)	—	—	—	7.43	(3.38)	11	2.13	(1.24)	2.13	60.70
CLASS Y
Period Ended January 31, 2006*	$8.92	$—	$0.41	$0.41	$—	$—	$—	$9.33	4.60%	$186,235	1.14%	(0.04%)	1.20%	95.05%
Year Ended July 31, 2005	8.09	0.02	0.83	0.85	(0.02)	—	(0.02)	8.92	10.50	218,750	1.15	0.19	1.16	174.37	(f)
Year Ended July 31, 2004	7.79	(0.03)	0.33	0.30	—	—	—	8.09	3.85	237,799	1.10	(0.31)	1.10	60.70
Year Ended July 31, 2003	7.06	(0.02)	0.75	0.73	—	—	—	7.79	10.34	251,310	1.10	(0.33)	1.10	33.11
Year Ended July 31, 2002	10.44	(0.05)	(3.33)	(3.38)	—	—	—	7.06	(32.38)	195,252	1.09	(0.55)	1.11	36.85
Year Ended July 31, 2001	19.95	(0.06)	(4.73)	(4.79)	—	(4.72)	(4.72)	10.44	(29.84)	329,572	1.08	(0.44)	1.12	97.27

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — GROWTH AND INCOME FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income/Loss to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$13.32	$0.02	$0.47	$0.49	$(0.02)	$—	$(0.02)	$13.79	3.65%	$5,471	1.39%	0.27%	1.83%	81.84%
Year Ended July 31, 2005	11.65	0.06	1.67	1.73	(0.06)	—	(0.06)	13.32	14.83	5,554	1.42	0.42	1.94	181.04	(g)
Year Ended July 31, 2004	10.69	0.01	0.96	0.97	(0.01)	—	(0.01)	11.65	9.11	5,539	1.38	0.12	1.88	48.46
Year Ended July 31, 2003	9.89	0.02	0.80	0.82	(0.02)	—	(0.02)	10.69	8.31	5,548	1.37	0.24	1.87	46.92
Year Ended July 31, 2002	13.89	—	(4.00)	(4.00)	—	—	—	9.89	(28.80)	5,696	1.35	(0.03)	1.88	43.28
Year Ended July 31, 2001	21.33	(0.03)	(4.72)	(4.75)	—	(2.69)	(2.69)	13.89	(24.39)	9,669	1.35	(0.16)	1.89	43.24
CLASS B
Period Ended January 31, 2006*	$12.57	$(0.03)	$0.44	$0.41	$—	$—	$—	$12.98	3.26%	$6,846	2.14%	(0.48%)	2.20%	81.84%
Year Ended July 31, 2005	11.06	(0.04)	1.58	1.54	(0.03)	—	(0.03)	12.57	13.93	7,193	2.17	(0.33)	2.19	181.04	(g)
Year Ended July 31, 2004	10.21	(0.07)	0.92	0.85	—	—	—	11.06	8.33	7,509	2.13	(0.63)	2.13	48.46
Year Ended July 31, 2003	9.50	(0.05)	0.76	0.71	—	—	—	10.21	7.47	7,507	2.12	(0.51)	2.12	46.92
Year Ended July 31, 2002	13.44	(0.10)	(3.84)	(3.94)	—	—	—	9.50	(29.32)	8,222	2.10	(0.79)	2.13	43.28
Year Ended July 31, 2001	20.88	(0.14)	(4.61)	(4.75)	—	(2.69)	(2.69)	13.44	(24.97)	13,282	2.10	(0.92)	2.14	43.24
CLASS C
Period Ended January 31, 2006*	$12.56	$(0.03)	$0.44	$0.41	$—	$—	$—	$12.97	3.26%	$2,120	2.14%	(0.48%)	2.20%	81.84%
Year Ended July 31, 2005	11.06	(0.02)	1.57	1.55	(0.05)	—	(0.05)	12.56	14.00	1,911	2.17	(0.74)	2.20	181.04	(g)
Period Ended July 31, 2004 **	11.17	(0.02)	(0.09)	(0.11)	—	—	—	11.06	(0.98)	10	2.17	(0.78)	2.17	48.46
CLASS Y
Period Ended January 31, 2006*	$13.42	$0.03	$0.47	$0.50	$(0.03)	$—	$(0.03)	$13.89	3.75%	$162,950	1.14%	0.50%	1.20%	81.84%
Year Ended July 31, 2005	11.73	0.09	1.68	1.77	(0.08)	—	(0.08)	13.42	15.12	136,311	1.17	0.67	1.19	181.04	(g)
Year Ended July 31, 2004	10.76	0.05	0.96	1.01	(0.04)	—	(0.04)	11.73	9.39	127,883	1.13	0.38	1.13	48.46
Year Ended July 31, 2003	9.96	0.04	0.80	0.84	(0.04)	—	(0.04)	10.76	8.52	138,027	1.12	0.49	1.12	46.92
Year Ended July 31, 2002	13.97	0.03	(4.02)	(3.99)	(0.02)	—	(0.02)	9.96	(28.60)	116,719	1.10	0.20	1.13	43.28
Year Ended July 31, 2001	21.39	0.01	(4.74)	(4.73)	— (f)	(2.69)	(2.69)	13.97	(24.19)	162,138	1.10	0.09	1.14	43.24

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.
(g)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — VALUE FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income/Loss to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$9.87	$0.05	$0.39	$0.44	$(0.05)	$—	$(0.05)	$10.26	4.51%	$3,078	1.35%	0.91%	1.80%	69.79%
Year Ended July 31, 2005	8.37	0.08	1.50	1.58	(0.08)	—	(0.08)	9.87	18.75	2,910	1.36	0.78	1.87	129.24	(g)
Year Ended July 31, 2004	7.37	0.06	1.00	1.06	(0.06)	—	(0.06)	8.37	14.52	2,477	1.33	0.63	1.83	73.48
Year Ended July 31, 2003	7.02	0.07	0.35	0.42	(0.07)	—	(0.07)	7.37	6.07	2,146	1.32	1.05	1.82	77.62
Year Ended July 31, 2002	9.13	0.04	(2.11)	(2.07)	(0.04)	—	(0.04)	7.02	(22.74)	2,032	1.30	0.48	1.82	48.18
Year Ended July 31, 2001	10.73	0.04	(0.22)	(0.18)	(0.05)	(1.37)	(1.42)	9.13	(1.66)	2,504	1.31	0.49	1.85	79.05
CLASS B
Period Ended January 31, 2006*	$9.70	$0.01	$0.38	$0.39	$(0.01)	$—	$(0.01)	$10.08	4.03%	$1,473	2.10%	0.17%	2.17%	69.79%
Year Ended July 31, 2005	8.25	—	1.48	1.48	(0.03)	—	(0.03)	9.70	18.00	1,460	2.11	0.04	2.12	129.24	(g)
Year Ended July 31, 2004	7.27	—	0.99	0.99	(0.01)	—	(0.01)	8.25	13.55	1,349	2.08	(0.11)	2.08	73.48
Year Ended July 31, 2003	6.93	0.02	0.34	0.36	(0.02)	—	(0.02)	7.27	5.22	1,291	2.07	0.31	2.07	77.62
Year Ended July 31, 2002	9.04	(0.02)	(2.09)	(2.11)	—	—	—	6.93	(23.34)	1,427	2.05	(0.28)	2.07	48.18
Year Ended July 31, 2001	10.65	(0.02)	(0.22)	(0.24)	— (f)	(1.37)	(1.37)	9.04	(2.25)	1,544	2.06	(0.26)	2.10	79.05
CLASS C
Period Ended January 31, 2006*	$9.74	$0.01	$0.38	$0.39	$(0.02)	$—	$(0.02)	$10.11	4.04%	$1,989	2.11%	0.17%	2.17%	69.79%
Year Ended July 31, 2005	8.25	—	1.50	1.50	(0.01)	—	(0.01)	9.74	18.00	1,833	2.11	(0.19)	2.14	129.24	(g)
Period Ended July 31, 2004**	8.19	—	0.06	0.06	—	—	—	8.25	0.87	10	2.11	(0.05)	2.11	73.48
CLASS Y
Period Ended January 31, 2006*	$9.89	$0.06	$0.39	$0.45	$(0.06)	$—	$(0.06)	$10.28	4.63%	$149,899	1.10%	1.19%	1.16%	69.79%
Year Ended July 31, 2005	8.39	0.10	1.50	1.60	(0.10)	—	(0.10)	9.89	19.12	182,279	1.11	1.05	1.12	129.24	(g)
Year Ended July 31, 2004	7.38	0.08	1.01	1.09	(0.08)	—	(0.08)	8.39	14.76	178,389	1.08	0.89	1.08	73.48
Year Ended July 31, 2003	7.03	0.09	0.35	0.44	(0.09)	—	(0.09)	7.38	6.32	210,881	1.07	1.30	1.07	77.62
Year Ended July 31, 2002	9.15	0.06	(2.12)	(2.06)	(0.06)	—	(0.06)	7.03	(22.59)	198,862	1.05	0.71	1.07	48.18
Year Ended July 31, 2001	10.74	0.07	(0.22)	(0.15)	(0.07)	(1.37)	(1.44)	9.15	(1.34)	231,106	1.06	0.76	1.10	79.05

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.
(g)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — DIVERSIFIED FIXED INCOME FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$11.02	$0.21	$(0.19)	$0.02	$(0.21)	$— (f)	$(0.21)	$10.83	0.22%	$4,144	0.97%	3.86%	1.57%	31.19%
Year Ended July 31, 2005	11.05	0.40	—	0.40	(0.40)	(0.03)	(0.43)	11.02	3.67	4,577	1.00	3.58	1.67	27.95
Year Ended July 31, 2004	11.28	0.42	(0.03)	0.39	(0.42)	(0.20)	(0.62)	11.05	3.46	5,222	0.98	3.72	1.63	48.55
Year Ended July 31, 2003	11.22	0.47	0.17	0.64	(0.47)	(0.11)	(0.58)	11.28	5.76	8,841	0.97	4.04	1.62	52.53
Year Ended July 31, 2002	10.89	0.53	0.33	0.86	(0.53)	—	(0.53)	11.22	8.13	6,755	0.96	4.86	1.63	71.59
Year Ended July 31, 2001	10.22	0.58	0.67	1.25	(0.58)	—	(0.58)	10.89	12.48	7,702	0.95	5.43	1.65	58.91
CLASS B
Period Ended January 31, 2006*	$11.00	$0.17	$(0.19)	$(0.02)	$(0.17)	$— (f)	$(0.17)	$10.81	(0.16%)	$3,731	1.72%	3.11%	1.94%	31.19%
Year Ended July 31, 2005	11.03	0.32	—	0.32	(0.32)	(0.03)	(0.35)	11.00	2.90	4,019	1.75	2.83	1.92	27.95
Year Ended July 31, 2004	11.26	0.33	(0.03)	0.30	(0.33)	(0.20)	(0.53)	11.03	2.70	4,397	1.73	2.97	1.88	48.55
Year Ended July 31, 2003	11.20	0.38	0.17	0.55	(0.38)	(0.11)	(0.49)	11.26	4.96	5,193	1.72	3.30	1.87	52.53
Year Ended July 31, 2002	10.87	0.45	0.33	0.78	(0.45)	—	(0.45)	11.20	7.34	4,997	1.71	4.11	1.88	71.59
Year Ended July 31, 2001	10.20	0.50	0.67	1.17	(0.50)	—	(0.50)	10.87	11.68	4,367	1.70	4.67	1.90	58.91
CLASS C
Period Ended January 31, 2006*	$11.00	$0.17	$(0.19)	$(0.02)	$(0.17)	$— (f)	$(0.17)	$10.81	(0.16%)	$1,182	1.72%	3.12%	1.94%	31.19%
Year Ended July 31, 2005	11.02	0.32	0.01	0.33	(0.32)	(0.03)	(0.35)	11.00	3.00	1,188	1.75	2.90	1.93	27.95
Period Ended July 31, 2004**	11.02	0.08	—	0.08	(0.08)	—	(0.08)	11.02	0.76	10	1.75	2.98	1.90	48.55
CLASS Y
Period Ended January 31, 2006*	$11.09	$0.23	$(0.19)	$0.04	$(0.23)	$— (f)	$(0.23)	$10.90	0.34%	$299,995	0.72%	4.08%	0.93%	31.19%
Year Ended July 31, 2005	11.12	0.43	—	0.43	(0.43)	(0.03)	(0.46)	11.09	3.90	294,240	0.74	3.81	0.91	27.95
Year Ended July 31, 2004	11.35	0.45	(0.03)	0.42	(0.45)	(0.20)	(0.65)	11.12	3.73	268,129	0.73	3.97	0.88	48.55
Year Ended July 31, 2003	11.29	0.50	0.17	0.67	(0.50)	(0.11)	(0.61)	11.35	6.00	235,902	0.72	4.30	0.87	52.53
Year Ended July 31, 2002	10.96	0.56	0.33	0.89	(0.56)	—	(0.56)	11.29	8.38	222,500	0.71	5.11	0.88	71.59
Year Ended July 31, 2001	10.28	0.61	0.68	1.29	(0.61)	—	(0.61)	10.96	12.83	230,523	0.70	5.70	0.90	58.91

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — TAX-FREE SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$10.52	$0.20	$(0.11)	$0.09	$(0.20)	$(0.13)	$(0.33)	$10.28	0.91%	$6,925	0.98%	3.82%	1.60%	22.29	%(f)
Year Ended July 31, 2005	10.72	0.41	(0.04)	0.37	(0.41)	(0.16)	(0.57)	10.52	3.49	8,973	1.00	3.83	1.67	8.65
Year Ended July 31, 2004	10.75	0.44	0.02	0.46	(0.44)	(0.05)	(0.49)	10.72	4.32	9,928	0.97	4.03	1.62	8.87
Year Ended July 31, 2003	10.86	0.43	(0.05)	0.38	(0.43)	(0.06)	(0.49)	10.75	3.54	11,829	0.96	3.93	1.61	1.24
Year Ended July 31, 2002	10.74	0.45	0.23	0.68	(0.45)	(0.11)	(0.56)	10.86	6.47	11,765	0.94	4.17	1.61	13.40
Year Ended July 31, 2001	10.29	0.47	0.45	0.92	(0.47)	—	(0.47)	10.74	9.07	8,413	0.95	4.41	1.64	19.05
CLASS B
Period Ended January 31, 2006*	$10.52	$0.16	$(0.11)	$0.05	$(0.16)	$(0.13)	$(0.29)	$10.28	0.53%	$2,918	1.73%	3.06%	1.95%	22.29	%(f)
Year Ended July 31, 2005	10.72	0.33	(0.04)	0.29	(0.33)	(0.16)	(0.49)	10.52	2.71	3,344	1.75	3.08	1.92	8.65
Year Ended July 31, 2004	10.75	0.35	0.02	0.37	(0.35)	(0.05)	(0.40)	10.72	3.55	4,054	1.72	3.28	1.87	8.87
Year Ended July 31, 2003	10.85	0.35	(0.04)	0.31	(0.35)	(0.06)	(0.41)	10.75	2.86	4,643	1.71	3.18	1.86	1.24
Year Ended July 31, 2002	10.74	0.37	0.22	0.59	(0.37)	(0.11)	(0.48)	10.85	5.58	5,458	1.69	3.42	1.86	13.40
Year Ended July 31, 2001	10.29	0.39	0.45	0.84	(0.39)	—	(0.39)	10.74	8.28	5,019	1.70	3.65	1.89	19.05
CLASS C
Period Ended January 31, 2006*	$10.53	$0.16	$(0.12)	$0.04	$(0.16)	$(0.13)	$(0.29)	$10.28	0.43%	$10	1.74%	3.04%	1.95%	22.29	%(f)
Year Ended July 31, 2005	10.72	0.33	(0.03)	0.30	(0.33)	(0.16)	(0.49)	10.53	2.83	10	1.74	3.09	1.90	8.65
Period Ended July 31, 2004**	10.72	0.09	—	0.09	(0.09)	—	(0.09)	10.72	0.82	10	1.74	3.22	1.89	8.87
CLASS Y
Period Ended January 31, 2006*	$10.57	$0.21	$(0.12)	$0.09	$(0.21)	$(0.13)	$(0.34)	$10.32	0.94%	$304,481	0.73%	4.03%	0.94%	22.29	%(f)
Year Ended July 31, 2005	10.76	0.44	(0.03)	0.41	(0.44)	(0.16)	(0.60)	10.57	3.83	315,854	0.75	4.06	0.92	8.65
Year Ended July 31, 2004	10.79	0.47	0.02	0.49	(0.47)	(0.05)	(0.52)	10.76	4.59	343,890	0.72	4.28	0.87	8.87
Year Ended July 31, 2003	10.90	0.46	(0.05)	0.41	(0.46)	(0.06)	(0.52)	10.79	3.80	397,157	0.71	4.18	0.86	1.24
Year Ended July 31, 2002	10.78	0.47	0.23	0.70	(0.47)	(0.11)	(0.58)	10.90	6.73	445,733	0.69	4.42	0.86	13.40
Year Ended July 31, 2001	10.33	0.49	0.45	0.94	(0.49)	—	(0.49)	10.78	9.33	463,426	0.70	4.66	0.89	19.05

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to cashflows into and out of the Fund as well as tactical portfolio adjustments made in response to rising short and intermediate interest rates. The basic characteristics of the Fund in terms of market capitalization, style and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$9.66	$0.15	$(0.07)	$0.08	$(0.15)	$—	$(0.15)	$9.59	0.85%	$1,422	0.82%	3.13%	1.53%	32.30%
Year Ended July 31, 2005	9.80	0.26	(0.14)	0.12	(0.26)	— (f)	(0.26)	9.66	1.27	1,781	0.80	2.69	1.59	35.32
Year Ended July 31, 2004	9.97	0.25	(0.13)	0.12	(0.25)	(0.04)	(0.29)	9.80	1.11	1,724	0.80	2.48	1.55	49.42
Year Ended July 31, 2003	10.06	0.31	0.02	0.33	(0.31)	(0.11)	(0.42)	9.97	3.28	5,327	0.80	2.93	1.55	17.50
Year Ended July 31, 2002	9.81	0.34	0.30	0.64	(0.34)	(0.05)	(0.39)	10.06	6.68	2,148	0.81	3.44	1.57	62.60
Year Ended July 31, 2001	9.30	0.45	0.51	0.96	(0.45)	—	(0.45)	9.81	10.58	1,090	0.90	4.66	1.65	107.46
CLASS C
Period Ended January 31, 2006*	$9.65	$0.12	$(0.07)	$0.05	$(0.12)	$—	$(0.12)	$9.58	0.47%	$605	1.57%	2.38%	1.89%	32.30%
Year Ended July 31, 2005	9.80	0.19	(0.15)	0.04	(0.19)	— (f)	(0.19)	9.65	0.40	631	1.55	1.99	1.84	35.32
Period Ended July 31, 2004**	9.84	0.04	(0.04)	—	(0.04)	—	(0.04)	9.80	0.04	10	1.55	1.75	1.82	49.42
CLASS Y
Period Ended January 31, 2006*	$9.68	$0.16	$(0.07)	$0.09	$(0.16)	$—	$(0.16)	$9.61	0.98%	$68,944	0.57%	3.36%	0.89%	32.30%
Year Ended July 31, 2005	9.82	0.29	(0.14)	0.15	(0.29)	— (f)	(0.29)	9.68	1.52	85,991	0.55	2.93	0.84	35.32
Year Ended July 31, 2004	9.99	0.27	(0.13)	0.14	(0.27)	(0.04)	(0.31)	9.82	1.38	81,346	0.55	2.73	0.81	49.42
Year Ended July 31, 2003	10.09	0.33	0.01	0.34	(0.33)	(0.11)	(0.44)	9.99	3.41	88,824	0.55	3.23	0.80	17.50
Year Ended July 31, 2002	9.83	0.37	0.31	0.68	(0.37)	(0.05)	(0.42)	10.09	7.03	62,156	0.56	3.69	0.82	62.60
Year Ended July 31, 2001	9.32	0.48	0.51	0.99	(0.48)	—	(0.48)	9.83	10.84	47,000	0.65	4.96	0.90	107.46

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$10.21	$0.13	$(0.06)	$0.07	$(0.13)	$—	$(0.13)	$10.15	0.73%	$3,609	1.00%	2.61%	1.55%	25.47%
Year Ended July 31, 2005	10.30	0.23	(0.09)	0.14	(0.23)	—	(0.23)	10.21	1.40	3,784	1.00	2.26	1.62	28.31
Year Ended July 31, 2004	10.36	0.22	(0.06)	0.16	(0.22)	—	(0.22)	10.30	1.53	4,781	0.97	2.09	1.58	11.30
Year Ended July 31, 2003	10.39	0.25	0.02	0.27	(0.25)	(0.05)	(0.30)	10.36	2.62	2,322	0.97	2.40	1.58	6.01
Year Ended July 31, 2002	10.18	0.29	0.21	0.50	(0.29)	—	(0.29)	10.39	4.98	2,157	0.98	2.82	1.61	37.24
Year Ended July 31, 2001	9.86	0.35	0.32	0.67	(0.35)	—	(0.35)	10.18	6.89	1,732	0.98	3.48	1.63	73.06
CLASS C
Period Ended January 31, 2006*	$10.21	$0.09	$(0.06)	$0.03	$(0.09)	$—	$(0.09)	$10.15	0.34%	$10	1.77%	1.83%	1.95%	25.47%
Year Ended July 31, 2005	10.31	0.16	(0.10)	0.06	(0.16)	—	(0.16)	10.21	0.54	10	1.75	1.52	1.87	28.31
Period Ended July 31, 2004**	10.32	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.31	0.26	10	1.72	1.41	1.83	11.30
CLASS Y
Period Ended January 31, 2006*	$10.27	$0.15	$(0.07)	$0.08	$(0.15)	$—	$(0.15)	$10.20	0.75%	$66,954	0.74%	2.84%	0.91%	25.47%
Year Ended July 31, 2005	10.36	0.26	(0.09)	0.17	(0.26)	—	(0.26)	10.27	1.65	65,070	0.74	2.51	0.86	28.31
Year Ended July 31, 2004	10.41	0.24	(0.05)	0.19	(0.24)	—	(0.24)	10.36	1.87	67,606	0.72	2.34	0.83	11.30
Year Ended July 31, 2003	10.45	0.28	0.01	0.29	(0.28)	(0.05)	(0.33)	10.41	2.78	63,449	0.72	2.64	0.83	6.01
Year Ended July 31, 2002	10.23	0.32	0.22	0.54	(0.32)	—	(0.32)	10.45	5.33	49,599	0.73	3.06	0.86	37.24
Year Ended July 31, 2001	9.91	0.38	0.32	0.70	(0.38)	—	(0.38)	10.23	7.15	39,857	0.73	3.73	0.88	73.06

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — ULTRA SHORT GOVERNMENT FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2006*	$10.04	$0.14	$(0.01)	$0.13	$(0.14)	$—		$(0.14)	$10.03	1.29%	$2,351	0.63%	2.76%	1.45%	35.02%
Year Ended July 31, 2005	10.10	0.18	(0.06)	0.12	(0.18)	—		(0.18)	10.04	1.19	6,552	0.62	1.76	1.47	64.16
Year Ended July 31, 2004	10.24	0.18	(0.14)	0.04	(0.18)	—		(0.18)	10.10	0.36	8,743	0.62	1.74	1.43	111.13
Year Ended July 31, 2003	10.31	0.23	(0.06)	0.17	(0.23)	(0.01)		(0.24)	10.24	1.67	12,787	0.62	2.23	1.42	17.41
Year Ended July 31, 2002	10.20	0.30	0.11	0.41	(0.30)	—	(f)	(0.30)	10.31	4.10	14,116	0.62	2.93	1.42	26.15
Year Ended July 31, 2001	10.02	0.55	0.18	0.73	(0.55)	—		(0.55)	10.20	7.46	15,002	0.64	5.20	1.51	8.22
CLASS B
Period Ended January 31, 2006*	$10.04	$0.10	$(0.01)	$0.09	$(0.10)	$—		$(0.10)	$10.03	0.91%	$1,262	1.37%	1.98%	1.77%	35.02%
Year Ended July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—		(0.10)	10.04	0.43	1,609	1.37	1.01	1.72	64.16
Year Ended July 31, 2004	10.24	0.10	(0.14)	(0.04)	(0.10)	—		(0.10)	10.10	(0.38)	1,965	1.37	0.99	1.68	111.13
Year Ended July 31, 2003	10.31	0.15	(0.06)	0.09	(0.15)	(0.01)		(0.16)	10.24	0.91	1,994	1.37	1.46	1.67	17.41
Year Ended July 31, 2002	10.21	0.22	0.10	0.32	(0.22)	—	(f)	(0.22)	10.31	3.22	1,403	1.37	2.14	1.67	26.15
Year Ended July 31, 2001	10.02	0.48	0.19	0.67	(0.48)	—		(0.48)	10.21	6.79	858	1.39	4.48	1.76	8.22
CLASS C
Period Ended January 31, 2006*	$10.04	$0.10	$(0.01)	$0.09	$(0.10)	$—		$(0.10)	$10.03	0.91%	$1,398	1.37%	1.99%	1.77%	35.02%
Year Ended July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—		(0.10)	10.04	0.43	1,834	1.37	1.20	1.72	64.16
Period Ended July 31, 2004**	10.15	0.02	(0.05)	(0.03)	(0.02)	—		(0.02)	10.10	(0.26)	10	1.37	0.85	1.58	111.13
CLASS Y
Period Ended January 31, 2006*	$10.05	$0.15	$(0.01)	$0.14	$(0.15)	$—		$(0.15)	$10.04	1.42%	$113,203	0.37%	2.98%	0.77%	35.02%
Year Ended July 31, 2005	10.11	0.20	(0.06)	0.14	(0.20)	—		(0.20)	10.05	1.44	125,349	0.37	1.98	0.71	64.16
Year Ended July 31, 2004	10.25	0.20	(0.14)	0.06	(0.20)	—		(0.20)	10.11	0.61	215,124	0.37	1.99	0.68	111.13
Year Ended July 31, 2003	10.32	0.26	(0.06)	0.20	(0.26)	(0.01)		(0.27)	10.25	1.92	240,916	0.37	2.47	0.67	17.41
Year Ended July 31, 2002	10.21	0.33	0.11	0.44	(0.33)	—	(f)	(0.33)	10.32	4.35	185,806	0.37	3.16	0.67	26.15
Year Ended July 31, 2001	10.02	0.58	0.19	0.77	(0.58)	—		(0.58)	10.21	7.85	149,445	0.39	5.56	0.76	8.22

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Trustees and Executive Officers of the Pacific Capital Funds

As of January 31, 2006

Interested Trustees.    The table below sets forth certain information about each of the Trustees of the Trust who are “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Peter S. Ho* 111 South King Street, Honolulu, Hawaii 96813 Age: 40	Trustee	Indefinite; Since: 5/04	Vice Chairman and Chief Banking Officer, Bank of Hawaii—Commercial Banking (since 2006) and Investment Services Group (since 2004); Executive Vice President, Bank of Hawaii—Commercial Group (2003-2004); Executive Vice President/Senior Vice President/Vice President, Bank of Hawaii—Corporate Banking (1996-2003).	12	Member of the Boards of: Rehabilitation Hospital Foundation, Hawaii Chapter of the American Red Cross, the Hawaii Foodbank, Hawaii Dental Service, Special Olympics of Hawaii, the Historic Hawaii Foundation, the Hawaii Community Foundation, Oceanic Institute, Hawaii Pacific University, Hanahauoli School, Frederic Duclos Barstow Foundation, and the McInerny Foundation.

*	Mr. Ho is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with the Asset Management Group of Bank of Hawaii, the investment adviser to the Trust.

Independent Trustees.    The table below sets forth certain information about the Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Richard L. Humphreys 111 South King Street Honolulu, Hawaii 96813 Age: 62	Trustee	Indefinite; Since: 3/05	President of Hawaii Receivables Management LLC (since 2001); President of Lynk Payment Systems Hawaii LLC (since 2002).	12	Board member of Pantheon Corporation, The Castle Group, Inc., and other charitable and civic organizations.

Stanley W. Hong 4976 Poola Street Honolulu, Hawaii 96821 Age: 69	Trustee	Indefinite; Since: 10/92	Trustee of the King William Charles Lunalilo Trust Estate (since 2001); President of Waste Management of Hawaii, Inc. (2002-2005); Corporate Vice President (2002-2005) Hawaii Area Waste Management; Trustee, President and Chief Executive Officer, The Chamber of Commerce of Hawaii (1996-2002).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Member of the Boards of: First Insurance Co. of Hawaii, Ltd., Lanihau Properties, Ltd., Diagnostic Laboratory Services, Inc., WESTYE Group—West, Inc.; Member of the Boards of the following non-profit organizations: Chaminade University of Honolulu, The Nature Conservancy of Hawaii, PBS Hawaii Foundation, Heald College of Business & Technology, Katuro Watanabe Charitable Foundation, and Honolulu Festival Foundation.

PACIFIC CAPITAL FUNDS

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Russell K. Okata 1015 Wilder Avenue, #203 Honolulu, Hawaii 96822 Age: 62	Trustee and (Since 3/05) Chairman	Indefinite; Since: 10/92	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO (since 1981); International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO (since 1981).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Vice President of the Hawaii State AFL-CIO (since 1972) and the American Federation of State, County & Municipal Employees, AFL-CIO (since 1981); Chairman of the Royal State Group (since 1988); Member of the Boards of Blood Bank of Hawaii, Public Schools of Hawaii Foundation, and other community organizations.

Douglas Philpotts 55 Dowsett Avenue Honolulu, Hawaii 96817 Age: 74	Trustee	Indefinite; Since: 10/92	Retired; formerly Director, Chairman of the Board and President of Hawaiian Trust Co., Ltd. (until 1994), a predecessor of the Asset Management Group of Bank of Hawaii.	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Trustee of The Strong Foundation (support of programs for Hawaiian youth) (since 1974).

Oswald K. Stender 1056 Maunawili Kailua, Hawaii 96734 Age: 74	Trustee	Indefinite; Since: 10/92	Trustee, Office of Hawaiian Affairs (since 2000); Director, Hawaiian Electric Industries, Inc. (public utility holding company) (1993-2004).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Director of Grace Pacific Ltd.; Director of ACE Trucking Ltd.; Member of Advisory Board of Hawaiian Telecom; former Trustee of the Bernice Pauahi Bishop Estate (operation of school for children of Hawaiian ancestry) (1990-1999); Board member of various housing and real estate associations and community organizations.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling (800) 258-9232.

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Executive Officers.    The table below sets forth certain information about each of the Trust’s executive officers.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
William P. Henry, Jr. 130 Merchant Street Suite 240 Honolulu, Hawaii 96813 Age: 42	President	Indefinite; Since 12/02	Executive Vice President of Bank of Hawaii (since 2003); President of Trinity Solutions, Inc. and advisor to CEO of Bank of Hawaii (2001-2002); Senior Vice President, Strategic Business Development of Jubilee Tech International (2000); Senior Manager of Marakon Associates (1991-1998).

Irimga McKay 3435 Stelzer Road Columbus, Ohio 43219 Age: 46	Executive Vice President	Indefinite; Since: 12/02	Executive Vice President, Client Services of BISYS Fund Services (since 1988).

Jennifer Lam 130 Merchant St. Suite 240 Honolulu, Hawaii 96813 Age: 29	Vice President	Indefinite; Since: 9/05	Assistant Vice President, Bank of Hawaii (since 2005); Investment Analyst, International Finance Corporation, World Bank Group (2002-2005); Investment Banking Analyst, Credit Suisse First Boston (2000-2002).

Alaina Metz 3435 Stelzer Road Columbus, Ohio 43219 Age: 38	Vice President	Indefinite; Since: 9/96	Vice President, Regulatory Services of BISYS Fund Services—Blue Sky Compliance (since 1995).

Mark Sichley 3435 Stelzer Road Columbus, Ohio 43219 Age: 47	Vice President	Indefinite; Since: 6/02	Vice President, Client Services of BISYS Fund Services (since 1987).

George Stevens 3435 Stelzer Road Columbus, Ohio 43219 Age: 55	Chief Compliance Officer	Indefinite; Since: 3/06	Vice President, CCO Services of BISYS Fund Services (since 1996).

Christopher E. Sabato 3435 Stelzer Road Columbus, Ohio 43219 Age: 37	Treasurer	Indefinite; Since: 9/05	Vice President, Fund Administration of BISYS Fund Services (since 1993).

Patrick Keniston 100 Summer Street, Suite 1500 Boston, Massachusetts 02110 Age: 42	Secretary	Indefinite; Since: 3/05	Counsel, Legal Services of BISYS Fund Services (since 2005); Attorney, Citigroup GTS Fund Services (2001-2005).

*	Each officer may have served in various other capacities for the same organization during the length of time served.

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Board Determinations

September 2005 Investment Advisory and Sub-Advisory Agreement Approvals

The Board of Trustees has approved the renewal of the Trust’s Advisory Agreement with the Asset Management Group, as well as the various Sub-Advisory Agreements among the Trust, the Asset Management Group and the Funds’ various Sub-Advisers (each a “Sub-Advisory Agreement”), for an additional one-year term through September 2006. The renewals were approved following the recommendation of the Trust’s Independent Trustees. The information, material facts and conclusions that formed the basis for the Independent Trustees’ recommendation and the Board’s subsequent approval are described below.

During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by the Asset Management Group and the Sub-Advisers. In determining whether to renew the Advisory Agreement and the Sub-Advisory Agreements, the Independent Trustees also evaluated information provided by the Asset Management Group and the various Sub-Advisers in accordance with section 15(c) of the 1940 Act. At its most recent renewal meetings on September 19 and 20, 2005 with respect to each of the Funds, the Board examined the ability of the Asset Management Group, the Sub-Advisers and the investment professionals they employ to continue to provide high quality investment management and supervision services to the Funds; the investment philosophy and decision-making processes of those professionals; the capability and integrity of their senior management and staff; the quality of services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature, scope and quality of the services provided to the Funds and their shareholders; and their business reputation, financial condition and operational stability. The Board also considered a variety of other factors, including the fees and expenses borne by the Funds and the profitability to the Asset Management Group and the Sub-Advisers of their relationships to the Funds.

The Independent Trustees received assistance and advice regarding legal and industry standards from their independent counsel. They discussed the renewals with management representatives and in a private session with independent legal counsel at which no representatives of management were present. In deciding to recommend renewal of the Advisory Agreement and the Sub-Advisory Agreements, the Trustees did not identify any single or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Based on their review, including consideration of each of the factors referred to above, the Board (including all of the Independent Trustees) determined, in the exercise of their business judgment, that the advisory and sub-advisory fees of the Funds were fair, and that continuation of the Investment Advisory Agreement and each of the Sub-Advisory Agreements was in the best interest of the Funds’ shareholders.

The Asset Management Group

In reviewing the quality of the services provided to the Funds, the Board considered the investment performance of each of the Funds in light of the Fund’s objectives, and compared each Fund’s returns with the total returns of the applicable benchmark index and the total returns of a peer group of comparable funds identified by Lipper Inc. The Independent Trustees noted that in most cases the equity Funds had performed above or near the top 50% of their respective peer groups for the one-year and five-year periods ended July 31, 2005. In addition, the Independent Trustees noted that although the performance of the International Stock Fund had been relatively weak during the one-year period, the Fund had recently changed sub-advisers to Hansberger Global Investors, and its performance was beginning to improve. The Independent Trustees also observed that although the performances of the fixed income Funds were generally below the medians of their respective peer groups for the same periods, the fixed income Funds generally held higher quality debt instruments than the other funds in their respective peer groups. The Board requested the Adviser to work with Lipper to potentially move the Funds to peer groupings that would more accurately reflect each Fund’s actual holdings and investment strategy.

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The Independent Trustees and the Board reviewed the total advisory and sub-advisory fees, and the total expenses of each Fund (as a percentage of the Fund’s average net assets) for the twelve months ended July 31, 2005, and compared those amounts with the median fees and expenses of each Fund’s respective peer group for that period. They noted that the total advisory fees and expenses for Class Y shares, which comprise the bulk of the Funds’ assets, were generally within 20% of the median fees paid by comparable funds. Although the total advisory and sub-advisory fees for the New Asia Growth Fund, Small Cap Fund and Value Fund were more than 20% above the median peer group fees, the Independent Trustees and the Board noted that each of those Funds had achieved relatively strong performance results compared to their respective peer groups, and that the total fees and expenses for the New Asia Growth Fund and the Small Cap Fund were closer to the medians for their respective peer groups.

The Independent Trustees and the Board also reviewed information regarding the advisory fees paid by other institutional clients of the Asset Management Group. They concluded that in many cases the Funds were receiving comparatively favorable rates, and where the rates paid by the Funds were higher, they appropriately reflected the greater responsibilities and more comprehensive regulatory regime applicable to managing mutual fund assets.

In addition, the Independent Trustees and the Board reviewed information regarding the Asset Management Group’s costs of providing services to the Funds and the resulting level of profits to the Asset Management Group as a result of its advisory services to the Trust. They noted that although its fee schedules do not have break points and thus would not reflect economies of scale, if any, the Asset Management Group had voluntarily waived a portion of its advisory fees for several Funds in order to keep total expenses at certain levels. The Board also noted that the Asset Management Group and its affiliates received a variety of ancillary benefits as a result of their relationships with the Trust, including fees to Bank of Hawaii for sub-administration services provided to the Trust and the benefit of research provided by broker-dealers in exchange for portfolio transactions executed on behalf of the Funds.

First State (Hong Kong) LLC

First State (Hong Kong) LLC (“First State”) is the Sub-Adviser for the New Asia Growth Fund.

In reviewing the various factors referred to above, the Board noted that the Fund has significantly outperformed its benchmark (the MSCI AC Far East ex Japan Index) and Lipper peer group since the Fund’s inception. The Board reviewed information regarding the advisory fees paid by other institutional clients of First State and concluded that the Fund was receiving comparatively favorable rates. The Board noted that while First State’s fee schedule does not have breakpoints and would therefore not reflect economies of scale, if any, realized by the Sub-Adviser, the sub-advisory fees appropriately reflect the current level of the Fund’s assets. The Board further noted that First State does not engage in soft dollar transactions on behalf of its clients and does not receive significant ancillary benefits as a result of its relationship with the Fund, other than bundled research of the type normally received by advisers from brokers executing portfolio transactions and the ability to refer to its sub-advisory relationship with the Trust.

The Board noted that management of the Trust had concluded that the compliance functions of First State Investments International Limited (“FSII”), an affiliate of First State, were more robust than those of First State, which does not have many other U.S.-registered investment company clients, and that neither the personnel managing the Fund nor the total advisory fees and expenses to be paid by the Fund would be affected by the substitution of FSII for First State as the Sub-Adviser to the Fund. Accordingly, the Board also approved a new Investment Sub-Advisory Agreement with FSII with respect to the Fund, to replace the Trust’s current agreement with First State, subject to approval of the Fund’s shareholders. A shareholder meeting was held on March 13, 2006 and the shareholders of the Fund approved the agreement with FSII. The terms of the new Sub-Advisory Agreement are substantially similar to those of the current agreement and do not result in any change in fees or

PACIFIC CAPITAL FUNDS

management of the Fund. The Trust expects to execute the new Sub-Advisory Agreement for the Fund with FSII in the near future.

Hansberger Global Investors, Inc.

Hansberger Global Investors, Inc. (“Hansberger”) is the Sub-Adviser for the International Stock Fund.

In reviewing the various factors referred to above, the Board noted that although the Fund had underperformed its benchmark index (the MSCI AC World ex U.S. Index) and Lipper peer group during the first year it was sub-advised by Hansberger, its performance was beginning to improve and should be considered in light of Hansberger’s long-term management strategy. The Board reviewed information regarding the advisory fees paid by other institutional clients of Hansberger and concluded that the Fund was receiving comparatively favorable rates. The Board noted that Hansberger’s fee schedule includes breakpoints and would therefore reflect economies of scale, if any, realized by the Sub-Adviser and the sub-advisory fees it received from the Fund appropriately reflect the current level of the Fund’s assets. The Board also noted that Hansberger does not receive significant ancillary benefits as a result of its relationship with the Fund, other than the benefit of research received from brokers executing portfolio transactions and the ability to refer to its sub-advisory relationship with the Trust.

Nicholas-Applegate Capital Management

Nicholas-Applegate Capital Management (“NACM”) is the Sub-Adviser for the Small Cap Fund.

In reviewing the various factors referred to above, the Board noted that the Fund has significantly outperformed its benchmark (the Russell 2000 Value Index) and Lipper peer group since the Fund’s inception. The Board reviewed information regarding the advisory fees paid by other institutional clients of NACM and concluded that the Fund was receiving comparatively favorable rates. The Board noted that NACM’s fee schedule includes breakpoints and would therefore appropriately reflect economies of scale, if any, realized by the Sub-Adviser and the sub-advisory fees it received from the Fund appropriately reflect the current level of the Fund’s assets. In addition, the Board considered the success of the “small cap” management styles used by NACM and the growth of the assets NACM manages in those styles on behalf of the Fund and its other clients, and concluded that although NACM would continue to have adequate capacity to manage the assets of the Fund in the short-term, the Asset Management Group should investigate options in case of future capacity constraints. The Board also noted that NACM does not receive significant ancillary benefits as a result of its relationship with the Fund, other than the benefit of research received from brokers executing portfolio transactions and the ability to refer to its sub-advisory relationship with the Trust.

Bankoh Investment Partners, LLC

Bankoh Investment Partners, LLC (“BIP”) is the Sub-Adviser for the Mid-Cap Fund.

In reviewing the various factors referred to above, the Board noted that the Fund has performed in line with its benchmark (the S&P Mid-Cap 400 Index) and Lipper peer group since the Fund’s inception. The Board reviewed information regarding the advisory fees paid by other institutional clients of BIP and concluded that the Fund was receiving comparatively favorable rates. The Board also noted that while BIP’s fee schedule does not have breakpoints and would therefore not reflect economies of scale, if any, realized by the Sub-Adviser, the sub-advisory fees appropriately reflect the current level of the Fund’s assets. The Board also noted that BIP does not engage in soft dollar transactions on behalf of its clients and does not receive significant ancillary benefits as a result of its relationship with the Fund, other than bundled research of the type normally received by advisers from brokers executing portfolio transactions and the ability to refer to its sub-advisory relationship with the Trust.

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Expense Examples (unaudited)

As a shareholder of the Pacific Capital Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Pacific Capital Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 through January 31, 2006.

Actual Returns

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

		Beginning Account Value 8/1/05	Ending Account Value 1/31/06	Expense Paid During Period* 8/1/05 - 1/31/06	Expense Ratio During Period** 8/1/05 - 1/31/06
New Asia Growth Fund	Class A	$1,000.00	$1,131.00	$9.45	1.76%
	Class B	1,000.00	1,125.90	13.45	2.51
	Class C	1,000.00	1,125.90	13.45	2.51
	Class Y	1,000.00	1,132.00	8.11	1.51

International Stock Fund	Class A	1,000.00	1,197.40	8.47	1.53
	Class B	1,000.00	1,192.00	12.60	2.28
	Class C	1,000.00	1,192.30	12.54	2.27
	Class Y	1,000.00	1,197.70	7.04	1.27

Small Cap Fund	Class A	1,000.00	1,083.00	8.14	1.55
	Class B	1,000.00	1,078.30	12.05	2.30
	Class C	1,000.00	1,078.90	12.00	2.29
	Class Y	1,000.00	1,084.30	6.83	1.30

Mid-Cap Fund	Class A	1,000.00	1,075.40	5.49	1.05
	Class C	1,000.00	1,071.80	9.40	1.80
	Class Y	1,000.00	1,077.30	4.19	0.80

Growth Stock Fund.	Class A	1,000.00	1,045.00	7.16	1.39
	Class B	1,000.00	1,040.50	11.01	2.14
	Class C	1,000.00	1,040.60	11.01	2.14
	Class Y	1,000.00	1,046.00	5.88	1.14

Growth and Income Fund	Class A	1,000.00	1,036.50	7.14	1.39
	Class B	1,000.00	1,032.60	10.96	2.14
	Class C	1,000.00	1,032.60	10.96	2.14
	Class Y	1,000.00	1,037.50	5.85	1.14

Value Fund	Class A	1,000.00	1,045.10	6.96	1.35
	Class B	1,000.00	1,040.30	10.80	2.10
	Class C	1,000.00	1,040.40	10.85	2.11
	Class Y	1,000.00	1,046.30	5.67	1.10

Diversified Fixed Income Fund.	Class A	1,000.00	1,002.20	4.90	0.97
	Class B	1,000.00	998.40	8.66	1.72
	Class C	1,000.00	998.40	8.66	1.72
	Class Y	1,000.00	1,003.40	3.64	0.72

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		Beginning Account Value 8/1/05	Ending Account Value 1/31/06	Expense Paid During Period* 8/1/05 - 1/31/06	Expense Ratio During Period** 8/1/05 - 1/31/06
Tax-Free Securities Fund	Class A	$1,000.00	$1,009.10	$4.96	0.98%
	Class B	1,000.00	1,005.30	8.74	1.73
	Class C	1,000.00	1,004.30	8.79	1.74
	Class Y	1,000.00	1,009.40	3.70	0.73

Short Intermediate U.S. Government Securities Fund.	Class A	1,000.00	1,008.50	4.15	0.82
	Class C	1,000.00	1,004.70	7.93	1.57
	Class Y	1,000.00	1,009.80	2.89	0.57

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,007.30	5.06	1.00
	Class C	1,000.00	1,003.40	8.94	1.77
	Class Y	1,000.00	1,007.50	3.74	0.74

Ultra Short Government Fund	Class A	1,000.00	1,012.90	3.20	0.63
	Class B	1,000.00	1,009.10	6.94	1.37
	Class C	1,000.00	1,009.10	6.94	1.37
	Class Y	1,000.00	1,014.20	1.88	0.37

*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

PACIFIC CAPITAL FUNDS

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each Pacific Capital Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 8/1/05	Ending Account Value 1/31/06	Expense Paid During Period* 8/1/05 - 1/31/06	Expense Ratio During Period** 8/1/05 - 1/31/06
New Asia Growth Fund	Class A	$1,000.00	$1,016.33	$8.94	1.76%
	Class B	1,000.00	1,012.55	12.73	2.51
	Class C	1,000.00	1,012.55	12.73	2.51
	Class Y	1,000.00	1,017.59	7.68	1.51

International Stock Fund	Class A	1,000.00	1,017.49	7.78	1.53
	Class B	1,000.00	1,013.71	11.57	2.28
	Class C	1,000.00	1,013.76	11.52	2.27
	Class Y	1,000.00	1,018.80	6.46	1.27

Small Cap Fund	Class A	1,000.00	1,017.39	7.88	1.55
	Class B	1,000.00	1,013.61	11.67	2.30
	Class C	1,000.00	1,013.66	11.62	2.29
	Class Y	1,000.00	1,018.65	6.61	1.30

Mid-Cap Fund	Class A	1,000.00	1,019.91	5.35	1.05
	Class C	1,000.00	1,016.13	9.15	1.80
	Class Y	1,000.00	1,021.17	4.08	0.80

Growth Stock Fund.	Class A	1,000.00	1,018.20	7.07	1.39
	Class B	1,000.00	1,014.42	10.87	2.14
	Class C	1,000.00	1,014.42	10.87	2.14
	Class Y	1,000.00	1,019.46	5.80	1.14

Growth and Income Fund	Class A	1,000.00	1,018.20	7.07	1.39
	Class B	1,000.00	1,014.42	10.87	2.14
	Class C	1,000.00	1,014.42	10.87	2.14
	Class Y	1,000.00	1,019.46	5.80	1.14

Value Fund	Class A	1,000.00	1,018.40	6.87	1.35
	Class B	1,000.00	1,014.62	10.66	2.10
	Class C	1,000.00	1,014.57	10.71	2.11
	Class Y	1,000.00	1,019.66	5.60	1.10

Diversified Fixed Income Fund.	Class A	1,000.00	1,020.32	4.94	0.97
	Class B	1,000.00	1,016.53	8.74	1.72
	Class C	1,000.00	1,016.53	8.74	1.72
	Class Y	1,000.00	1,021.58	3.67	0.72

Tax-Free Securities Fund	Class A	1,000.00	1,020.27	4.99	0.98
	Class B	1,000.00	1,016.48	8.79	1.73
	Class C	1,000.00	1,016.43	8.84	1.74
	Class Y	1,000.00	1,021.53	3.72	0.73

PACIFIC CAPITAL FUNDS

		Beginning Account Value 8/1/05	Ending Account Value 1/31/06	Expense Paid During Period* 8/1/05 - 1/31/06	Expense Ratio During Period** 8/1/05 - 1/31/06
Short Intermediate U.S. Government Securities Fund.	Class A	$1,000.00	$1,021.07	$4.18	0.82%
	Class C	1,000.00	1,017.29	7.98	1.57
	Class Y	1,000.00	1,022.33	2.91	0.57

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,020.16	5.09	1.00
	Class C	1,000.00	1,016.28	9.00	1.77
	Class Y	1,000.00	1,021.48	3.77	0.74

Ultra Short Government Fund	Class A	1,000.00	1,022.03	3.21	0.63
	Class B	1,000.00	1,018.30	6.97	1.37
	Class C	1,000.00	1,018.30	6.97	1.37
	Class Y	1,000.00	1,023.34	1.89	0.37

*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-258-9232. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.pacificcapitalfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.pacificcapitalfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

INVESTMENT ADVISER

Asset Management Group of Bank of Hawaii

111 South King Street

Honolulu, HI 96813

SUB-ADVISERS

First State (Hong Kong) LLC

3 Exchange Square

8 Connaught Place Central

Hong Kong

Hansberger Global Investors, Inc.

515 East Las Olas Blvd.

Fort Lauderdale, FL 33301

Nicholas-Applegate Capital Management

600 West Broadway

San Diego, CA 92102

Bankoh Investment Partners, LLC

130 Merchant Street, Suite 240

Honolulu, HI 96813

DISTRIBUTOR

BISYS Fund Services Limited Partnership

3435 Stelzer Road

Columbus, OH 43219

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

515 South Flower Street

Los Angeles, CA 90071

REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP

191 W. Nationwide Blvd.

Columbus, OH 43215

ADMINISTRATOR AND TRANSFER AGENT BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

To view Proxy Voting Records please visit the Pacific Capital Funds web site at www.pacificcapitalfunds.com.

PACIFIC CAPITAL

FUNDS

For more information, call

800.258.9232

or visit our website at:

www.pacifi ccapitalfunds.com

This material is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. An investor should consider the funds’ investment objectives, risk, and charges and expenses carefully before investing or sending money. This and other important information about an investment company can be found in the fund prospectus. To obtain a more information, please call 800.258.9232. Please read it carefully before investing.

BISYS Fund Services Limited Partnership, Distributor.

Pacific

capital Funds

MUTUAL FUNDS: ARE NOT FDIC INSURED ♦ HAVE NO BANK GUARANTEE ♦ MAY LOSE VALUE

PCR-0008 (1/06)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date 3/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William P. Henry, Jr.
William P. Henry, Jr., President
Date 3/24/06

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date 3/24/06

*	Print the name and title of each signing officer under his or her signature.